UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta
270 Park Avenue
New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2010 to December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Mid Cap/Multi-Cap Funds

December 31, 2010 (Unaudited)

JPMorgan Growth Advantage Fund

JPMorgan Mid Cap Core Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Value Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Value Advantage Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

JANUARY 20, 2011 (Unaudited)

Dear Shareholder:

It’s only natural for investors to try to ring in the new year with some degree of optimism. Last year, for example, as we slowly emerged from the global financial crisis, we welcomed some encouraging signs that a modest economic recovery was beginning. Today, although the economy can hardly be described as robust, we continue to see signs of improvement.

“Today, although the economy can hardly be described as robust, we continue to see signs of improvement.”

Despite volatility, equities turn in double-digit performance

Last summer, investors’ optimism in the markets was tempered by a wave of both discouraging U.S. economic data and sovereign debt issues in Europe, which led to a market correction in the middle of 2010. After experiencing a period of volatility towards the end of the summer, however, the markets finished the year strongly and posted a second year of double digit returns. Investors were encouraged by improved economic expectations and job growth, as well as the combination of the Federal Reserve’s (the “Fed”) launch of quantitative easing (QE2) and Congress’ extension of the Bush-era tax cuts. As of the six-month reporting period ended December 31, 2010, the S&P 500 had reached a level of 1,258, an increase of 23.3% from six months prior.

Small caps and growth stocks outpace other style categories

Small cap stocks led the style categories over the past six months (the Russell 2000 Index returned 29.4%, compared to 28.1% and 24.0% as measured by the Russell Mid Cap Index and Russell 1000 Index, respectively). Overall, growth stocks fared better than value in the small cap, mid cap and large cap space. The Russell 1000 Growth Index returned 26.4% for the six-month reporting period, compared to 21.7% for the Russell 1000 Value Index. With regard to mid cap stocks, the Russell Midcap Growth Index returned 30.7%, while the Russell Midcap Value Index returned 25.9%. In the small cap segment, the Russell 2000 Growth Index outpaced the Russell 2000 Value Index, with a return of 32.1%, compared to 26.6%, as of the end of the six-month reporting period.

Treasuries move higher, pushing yields to historic lows

As investors continued to move into the relative safety of fixed income, yields trended lower, often to historical levels, for most of 2010. Yet, as the year drew to a close, investors began to seek out riskier assets, prompting yields to increase sharply. As of the end of the six-month period ended December 31, 2010, the yields on the benchmark 10-year U.S. Treasury bond rose, from 3.0% to 3.3%. Yields on the 30-year U.S Treasury bond rose from 3.9% to 4.3% as of the end of the period, and the two-year U.S. Treasury note remained flat at 0.6%.

In this environment, the Barclays Capital U.S. Aggregate Bond Index returned 1.2%, while the Barclays Capital High Yield Index returned 10.2%, and the Barclays Capital Emerging Markets Index returned 6.8% for the six-month period ended December 31, 2010.

The pace of recovery

Despite last year’s stock market gains, the economy continues to send mixed signals about the recovery. On the one hand, we are encouraged that gross domestic product (GDP) continues to grow and that corporate earnings continue to exceed estimates. On the other hand, we are discouraged by the fact the economy continues to be restrained by state and local government cutbacks, sluggish job growth, and a hibernating home building industry. Against this backdrop, it makes sense for investors to maintain a balanced approach, as while some aspects of the economy appear to be improving, other aspects continue to struggle, and as of this writing, remain quite unpredictable.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset Management

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	1

J.P. Morgan Mid Cap/Multi-Cap Funds

MARKET OVERVIEW

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited)

Stocks in most of the world’s capital markets rallied during the six months ended December 31, 2010. In the United States, investor sentiment was supported by strong corporate earnings, better-than-expected economic data, returning merger and acquisition activity and accommodative policies from the U.S. Federal Reserve. Investors were also encouraged by the U.S. government’s two-year extension of the Bush era tax cuts, emergency unemployment benefits and a payroll tax cut.

U.S. stocks, as measured by the S&P 500 Index, returned 23.27% for the six months ended December 31, 2010. Among U.S. stocks, small- and mid-cap stocks outperformed large-cap stocks, while growth stocks outperformed value stocks across all asset classes during the reporting period. The Russell Midcap Index, which is comprised of U.S. mid-cap stocks, returned 28.12% for the six months ended December 31, 2010, while the Russell Midcap Growth Index and the Russell Midcap Value Index returned 30.71% and 25.86%, respectively.

2	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	28.99%
Russell 3000 Growth Index	26.83%

Net Assets as of 12/31/2010 (In Thousands)	$798,440

INVESTMENT OBJECTIVE**

The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Class A Shares, without a sales charge) outperformed the Russell 3000 Growth Index (the “Benchmark”) for the six months ended December 31, 2010. The Fund’s stock selection in the consumer discretionary and producer durables sectors contributed to relative performance. The Fund’s stock selection in the technology sector and stock selection and overweight in the financial services sector detracted from relative performance.

The Fund’s individual contributors to relative performance included Cummins Inc., Amazon.com, Inc. and Valeant Pharmaceuticals International Inc. Cummins Inc., a provider of components for truck engines, reported strong earnings driven mainly by robust demand for new trucks in emerging markets. Meanwhile, demand in North America continued to recover from very depressed levels as trucking companies replaced their aging truck fleets. Amazon.com, Inc., an online retailer, reported better-than-expected profit, as the company continued to grow its revenue and gain market share despite the challenging environment for retail spending. Shares of Valeant Pharmaceuticals International Inc. rose after the specialty pharmaceutical company completed its merger with Biovail

Corp. and reported a positive outlook for 2011, suggesting that the integration of the two companies was proceeding faster than investors had initially anticipated.

Individual detractors from the Fund’s relative performance included Thoratec Corp., a manufacturer of mechanical circulatory support products used by patients with heart failure. The stock declined following an announcement that a competitor’s experimental heart pump showed favorable results in trials, raising concerns that Thoratec Corp. could lose market share. The Fund’s underweight positions in Exxon Mobil Corp. and International Business Machines Corp. also detracted from relative performance as both of these stocks were strong performers in the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, rigorously researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers preferred to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

As a result of this bottom-up stock selection process, the Fund’s largest overweight versus the Benchmark was in the financial services sector, while the Fund’s largest underweight versus the Benchmark was in the consumer staples sector.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	3

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Apple, Inc.	6.6%
2.	Amazon.com, Inc.	3.4
3.	Concho Resources, Inc.	1.9
4.	Valeant Pharmaceuticals International, Inc.	1.9
5.	Cummins, Inc.	1.8
6.	Schlumberger Ltd.	1.8
7.	Lamar Advertising Co., Class A	1.7
8.	Freeport-McMoRan Copper & Gold, Inc.	1.6
9.	Agilent Technologies, Inc.	1.6
10.	UnitedHealth Group, Inc.	1.6

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	30.6%
Consumer Discretionary	18.9
Health Care	13.5
Industrials	12.7
Financials	9.7
Energy	7.0
Materials	4.2
Consumer Staples	1.2
Short-Term Investment	2.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of December 31, 2010. The Fund’s composition is subject to change.

4	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2010

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	10/29/99
Without Sales Charge		28.99%	21.11%	6.55%	2.14%
With Sales Charge**		22.30	14.74	5.41	1.59
CLASS B SHARES	10/29/99
Without CDSC		28.73	20.51	5.93	1.59
With CDSC***		23.73	15.51	5.61	1.59
CLASS C SHARES	5/1/06
Without CDSC		28.53	20.33	5.93	1.49
With CDSC****		27.53	19.33	5.93	1.49
CLASS R5 SHARES	1/8/09	29.20	21.57	6.86	2.29
SELECT CLASS SHARES	5/1/06	29.14	21.32	6.79	2.25

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/00 TO 12/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

As of August 17, 2005, the Fund changed its name, investment objective, certain investment policies and benchmark. Prior to that time, the Fund operated as JPMorgan Mid Cap Growth Fund. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to August 17, 2005 might be less pertinent for investors considering whether to purchase shares of the Fund. The performance for the Class A and Class B Shares before March 23, 2001 is based on the performance of the Class A and Class B Shares of the Fund’s predecessor, H&Q IPO & Emerging Company Fund, a series of Hambrecht & Quist Fund Trust, which transferred all of its assets and liabilities to the Fund pursuant to a reorganization on that date. The predecessor’s investment program was identical to that of the Fund prior to December 3, 2001. The predecessor’s Class A and Class B expenses were substantially similar to those of Class A and Class B of the Fund. Returns for the Class C Shares prior to their inception date are based on the performance of Class B Shares, whose expenses are substantially similar to those of Class C Shares. Returns for the

Select Class Shares prior to their inception date are based on the performance of Class A Shares. During this period, the actual returns of Select Class Shares would have been different because Select Class Shares have different expenses than Class A Shares. Returns for Class R5 Shares prior to its inception date are based on the performance of Select Class Shares from May 1, 2006 to June 30, 2009 and Class A Shares prior to May 1, 2006. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class and Class A Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index from December 31, 2000 to December 31, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 Index companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi-Cap Growth Funds Index is an index based on total

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	5

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited) (continued)

returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year annual average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

JPMorgan Mid Cap Core Fund

FUND COMMENTARY

FOR THE PERIOD NOVEMBER 30, 2010 (FUND INCEPTION DATE) THROUGH DECEMBER 31, 2010

(Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	5.91%
Russell Midcap Index	6.92%

Net Assets as of 12/31/2010 (In Thousands)	$3,228

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Core Fund (the “Fund”) seeks long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) underperformed the Russell Midcap Index for the period November 30, 2010 through December 31, 2010. The Fund’s stock selection in the utilities, health care and materials and processing sectors detracted from relative performance. The Fund’s stock selection in the financial services, producer durables and consumer staples sectors contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers invested in companies that, in their view, had leading competitive advantages, predictable and durable business models, sustainable free cash flow generation and management teams committed to increasing intrinsic value.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Devon Energy Corp.	2.8%
2.	Jarden Corp.	2.8
3.	Silgan Holdings, Inc.	2.7
4.	Iberiabank Corp.	2.2
5.	Walgreen Co.	2.2
6.	Calamos Asset Management, Inc., Class A	2.0
7.	ProAssurance Corp.	2.0
8.	Chubb Corp.	2.0
9.	Joy Global, Inc.	1.9
10.	Coventry Health Care, Inc.	1.8

PORTFOLIO COMPOSITION BY SECTOR***
Financials	20.0%
Consumer Discretionary	18.5
Industrials	13.4
Energy	10.7
Health Care	10.4
Materials	8.7
Information Technology	7.1
Utilities	6.5
Consumer Staples	3.8
Short-Term Investment	0.9

*	The return shown is based on net asset value calculated for shareholder transactions any may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of December 31, 2010. The Fund’s composition is subject to change.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	7

JPMorgan Mid Cap Core Fund

FUND COMMENTARY

FOR THE PERIOD NOVEMBER 30, 2010 (FUND INCEPTION DATE) THROUGH DECEMBER 31, 2010

(Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2010

	INCEPTION DATE OF CLASS	SINCE INCEPTION
CLASS A SHARES	11/30/10
Without Sales Charge		5.90%
With Sales Charge*		0.35
CLASS C SHARES	11/30/10
Without CDSC		5.80
With CDSC**		4.80
CLASS R2 SHARES	11/30/10	5.87
CLASS R5 SHARES	11/30/10	5.92
SELECT CLASS SHARES	11/30/10	5.91

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the period.

LIFE OF FUND PERFORMANCE (11/30/2010-12/31/2010)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-data, month-end performance information please call 1-800-480-4111.

The fund commenced operations on November 30, 2010.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mid Cap Core Fund, the Russell Midcap Index and the Lipper Mid-Cap Core Funds Index from November 30, 2010 to December 31, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Mid-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expense charged by the Fund. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’ fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	27.29%
Russell Midcap Index	28.12%

Net Assets as of 12/31/2010 (In Thousands)	$453,503

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) underperformed the Russell Midcap Index for the six months ended December 31, 2010. The Fund’s stock selection in the materials and health care sectors detracted from relative performance, while the Fund’s stock selection in the information technology sector as well as an overweight and stock selection in the consumer discretionary sector contributed to relative performance.

Individual detractors from the Fund’s relative performance included Lincare Holdings, Inc., Wilmington Trust Corp. and Thoratec Corp. Shares of Lincare Holdings, Inc., a provider of oxygen and other respiratory therapy services, declined on concerns surrounding lower Medicare reimbursement rates for oxygen services. Wilmington Trust Corp. is a regional bank that had suffered credit losses on loans related to construction activity. The stock declined during the reporting period as credit losses accelerated in other areas of the company’s loan portfolio. Subsequently, the Fund exited its position in Wilmington Trust Corp. Thoratec Corp. is a manufacturer of mechanical circulatory support products used by patients with heart failure. The stock declined following an announcement that a competitor’s experimental heart pump showed favorable results in trials, raising concerns that Thoratec Corp. could lose market share.

The Fund’s individual contributors to relative performance included Cummins Inc., Tyco Electronics Ltd. and Valeant Pharmaceuticals International Inc. Cummins Inc., a provider of components for truck engines, reported strong earnings driven mainly by robust demand for new trucks in emerging markets. Meanwhile, demand in North America continued to recover from very depressed levels as trucking companies replaced their aging truck fleets. Tyco Electronics Ltd. provides electronic instruments and controls. The company’s restructuring efforts left it well positioned to benefit as demand recovered in its end markets during the reporting period. In addition, investors reacted favorably to Tyco Electronics Ltd.’s acquisition of ADC Telecommunications, Inc. Shares of Valeant Pharmaceuticals International Inc. rose after the specialty pharmaceutical company completed its merger with Biovail Corp. and reported a positive outlook for 2011, suggesting that the integration of the two companies was proceeding faster than investors had initially anticipated.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models deemed capable of achieving sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	9

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Tyco Electronics Ltd., (Switzerland)	1.7%
2.	Lincare Holdings, Inc.	1.3
3.	Sherwin-Williams Co. (The)	1.3
4.	Cummins, Inc.	1.3
5.	T. Rowe Price Group, Inc.	1.2
6.	Amphenol Corp., Class A	1.2
7.	Newfield Exploration Co.	1.1
8.	Carlisle Cos., Inc.	1.0
9.	NetApp, Inc.	1.0
10.	Gap, Inc. (The)	1.0

PORTFOLIO COMPOSITION BY SECTOR***
Consumer Discretionary	17.9%
Financials	16.7
Information Technology	15.8
Industrials	13.9
Health Care	9.6
Energy	7.3
Utilities	5.2
Materials	5.0
Consumer Staples	3.0
Telecommunication Services	1.6
Short-Term Investment	4.0

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of December 31, 2010. The Fund’s composition is subject to change.

10	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2010

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	11/2/09
Without Sales Charge		27.10%	23.63%	5.04%	6.29%
With Sales Charge**		20.43	17.13	3.92	5.72
CLASS C SHARES	11/2/09
Without CDSC		26.79	23.03	4.92	6.23
With CDSC***		25.79	22.03	4.92	6.23
SELECT CLASS SHARES	1/1/97	27.29	24.02	5.12	6.33

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/00 TO 12/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A and Class C Shares prior to their inception date were based on the performance of Select Class Shares. The actual returns of Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of JPMorgan Mid Cap Equity Fund, the Russell Midcap Index, the Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Core Funds Index from December 31, 2000 to December 31, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Mid-Cap

Core Funds Index and the Lipper Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Core Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	11

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	31.67%
Russell Midcap Growth Index	30.71%

Net Assets as of 12/31/2010 (In Thousands)	$1,639,165

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital and secondarily, current income by investing primarily in equity securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) outperformed the Russell Midcap Growth Index (the “Benchmark”) for the six months ended December 31, 2010. The Fund’s producer durables and consumer discretionary holdings contributed to relative performance, while the Fund’s technology and materials and processing holdings detracted from relative performance.

The Fund’s individual contributors to relative performance included Cummins Inc., Lamar Advertising Co. and Valeant Pharmaceuticals International Inc. Cummins Inc., a provider of components for truck engines, reported strong earnings driven mainly by robust demand for new trucks in emerging markets. Meanwhile, demand in North America continued to recover from very depressed levels as trucking companies replaced their aging truck fleets. Shares of Lamar Advertising Co., an outdoor advertising company, benefited as spending on advertising showed signs of recovery. Shares of Valeant Pharmaceuticals International Inc. rose after the specialty pharmaceutical company completed its merger with Biovail Corp. and reported a positive outlook for 2011, suggesting that the integration of the two companies was proceeding faster than investors had initially anticipated.

Individual detractors from the Fund’s relative performance included Thoratec Corp., a manufacturer of mechanical circulatory support products used by patients with heart failure. The stock declined following an announcement that a competitor’s experimental heart pump showed favorable results in trials, raising concerns that Thoratec Corp. could lose market share. The Fund’s underweight positions in Coca-Cola Enterprises Inc. and CF Industries Holdings, Inc. also detracted from relative performance as both of these stocks were strong performers in the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, rigorously researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers preferred to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

As a result of this bottom-up stock selection process, the Fund’s largest overweights versus the Benchmark were in the technology and financial services sectors and the Fund’s largest underweights versus the Benchmark were in the consumer staples and consumer discretionary sectors.

12	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Cummins, Inc.	2.6%
2.	NetApp, Inc.	2.0
3.	Valeant Pharmaceuticals International, Inc., (Canada)	1.9
4.	Concho Resources, Inc.	1.9
5.	Agilent Technologies, Inc.	1.8
6.	Lamar Advertising Co., Class A	1.7
7.	W.W. Grainger, Inc.	1.7
8.	Tyco Electronics Ltd., (Switzerland)	1.6
9.	Harley-Davidson, Inc.	1.5
10.	Sherwin-Williams Co. (The)	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	26.7%
Industrials	19.3
Consumer Discretionary	18.0
Health Care	13.4
Financials	9.9
Energy	6.2
Materials	3.5
Others (each less than 1.0%)	1.4
Short-Term Investment	1.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of December 31, 2010. The Fund’s composition is subject to change.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	13

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2010

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/18/92
Without Sales Charge		31.52%	25.09%	5.39%	3.80%
With Sales Charge**		24.58	18.53	4.26	3.25
CLASS B SHARES	1/14/94
Without CDSC		31.11	24.45	4.76	3.23
With CDSC***		26.11	19.45	4.42	3.23
CLASS C SHARES	11/4/97
Without CDSC		31.11	24.44	4.76	3.11
With CDSC****		30.11	23.44	4.76	3.11
CLASS R2 SHARES	6/19/09	31.38	24.90	5.22	3.61
SELECT CLASS SHARES	3/2/89	31.67	25.49	5.68	4.07

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/00 TO 12/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class R2 Shares prior to its inception date are based on the performance of Select Class Shares. Prior performance for Class R2 Shares has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mid Cap Growth Fund, the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Funds Index from December 31, 2000 to December 31, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Mid-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	23.60%
Russell Midcap Value Index	25.86%

Net Assets as of 12/31/2010 (In Thousands)	$6,323,039

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Institutional Class Shares) underperformed the Russell Midcap Value Index (the “Benchmark”) for the six months ended December 31, 2010. The Fund’s relative underperformance versus the Benchmark was primarily driven by negative stock selection in the health care and financials sectors. The Fund’s stock selection in the information technology sector as well as an underweight and stock selection in the utilities sector contributed to relative performance.

Individual detractors from the Fund’s relative performance included Lincare Holdings, Inc., Wilmington Trust Corp. and TCF Financial Corp. Shares of Lincare Holdings, Inc., a provider of oxygen and other respiratory therapy services, declined on concerns surrounding lower Medicare reimbursement rates for oxygen services. Shares of Wilmington Trust Corp. declined as the regional bank’s credit losses accelerated across its loan portfolio. Subsequently, the Fund exited its position in Wilmington Trust Corp. Shares of Minnesota-based bank TCF Financial Corp. declined due to concerns about federal legislation that would limit the fees that banks can charge retailers on debit-card transactions.

Individual contributors to relative performance included Williams Cos., Inc., Fortune Brands, Inc. and Tyco Electronics Ltd.

Williams Cos., Inc., is an integrated energy company. Investors reacted favorably to the company’s leadership succession plan following the announcement that the current chief executive officer would retire at the end of 2010. This announcement increased investor expectations that the company would unlock shareholder value by separating its operating segments. Meanwhile, investors were encouraged by the announcement that Fortune Brands, Inc.’s board of directors approved a separation of the company’s three consumer businesses – distilled spirits, home and security and golf products. Tyco Electronics Ltd. provides electronic instruments and controls. The company’s restructuring efforts left it well positioned to benefit as demand recovered in its end markets during the reporting period. In addition, investors reacted favorably to Tyco Electronics Ltd.’s acquisition of ADC Telecommunications, Inc.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate sustainable levels of free cash flow. The Fund’s portfolio managers believed that these types of companies should perform relatively well in what they view as a slow but sustainable economic recovery in the United States. The Fund’s largest overweight continued to be in the consumer discretionary sector. The Fund’s portfolio managers sought to own retailers with strong brands and business models that produce recurring revenue, believing that these factors, coupled with lower levels of capital spending, should contribute to their sustainable generation of free cash flow.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	15

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Gap, Inc. (The)	2.0%
2.	Loews Corp.	1.9
3.	Republic Services, Inc.	1.8
4.	Tyco Electronics Ltd., (Switzerland)	1.8
5.	Energen Corp.	1.6
6.	Becton, Dickinson & Co.	1.6
7.	Williams Cos., Inc. (The)	1.6
8.	CMS Energy Corp.	1.6
9.	Devon Energy Corp.	1.6
10.	Ball Corp.	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Financials	23.9%
Consumer Discretionary	18.4
Utilities	10.4
Industrials	8.8
Energy	8.6
Materials	6.6
Health Care	6.0
Consumer Staples	5.5
Information Technology	5.4
Telecommunication Services	2.5
Short-Term Investment	3.9

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of December 31, 2010. The Fund’s composition is subject to change.

16	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2010

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	4/30/01
Without Sales Charge		23.27%	22.82%	4.31%	8.99%
With Sales Charge**		16.79	16.38	3.19	8.40
CLASS B SHARES	4/30/01
Without CDSC		23.00	22.13	3.79	8.48
With CDSC***		18.00	17.13	3.44	8.48
CLASS C SHARES	4/30/01
Without CDSC		22.96	22.17	3.79	8.40
With CDSC****		21.96	21.17	3.79	8.40
CLASS R2 SHARES	11/3/08	23.14	22.48	4.20	8.93
INSTITUTIONAL CLASS SHARES	11/13/97	23.60	23.34	4.82	9.52
SELECT CLASS SHARES	10/31/01	23.45	23.12	4.57	9.27

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/00 TO 12/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class A, Class B, Class C and Select Class Shares prior to their inception dates are based on the performance of Institutional Class Shares. During these periods, the actual returns of Class A, Class B, Class C and Select Class Shares would have been lower than shown because Class A, Class B, Class C and Select Class Shares have higher expenses than Institutional Class Shares. Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares from April 30, 2001 to December 31, 2008 and Institutional Class Shares prior to April 30, 2001. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A and Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Mid Cap Value Fund, the Russell Mid-cap Value Index, the Lipper Mid-Cap Core Funds Index and the Lipper

Mid-Cap Value Funds Index from December 31, 2000 to December 31, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Mid-Cap Core Funds Index and the Lipper Mid-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Mid-Cap Core Funds Index and the Lipper Mid-Cap Value Funds Index are indexes based on total returns of certain groups of mutual funds as determined by Lipper, Inc. The Fund’s Lipper Index changed to the Lipper Mid-Cap Core Funds Index because Lipper recategorized the Fund. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	17

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited) (continued)

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

JPMorgan Multi-Cap Market Neutral Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-1.23%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.08%

Net Assets as of 12/31/2010 (In Thousands)	$580,414

INVESTMENT OBJECTIVE**

The JPMorgan Multi-Cap Market Neutral Fund (the “Fund”) seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) underperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index for the six months ended December 31, 2010.

The Fund categorizes its universe of stocks into five supersectors. Of the Fund’s five supersector categories, stock selection in the consumer, financial and health care sectors produced negative returns during the reporting period and detracted the most from performance. Positive stock selection in the industrial and technology sectors helped somewhat offset these losses. Overall, the Fund’s short positions detracted from the Fund’s performance, while the Fund’s long positions contributed to the Fund’s performance.

Within these supersectors, the Fund’s portfolio managers employed a quantitative bottom-up approach to their stock selection process, focusing on both valuation and fundamentals.

The Fund’s valuation stock selection model seeks to determine how a stock is priced relative to its intrinsic value by considering valuation factors such as a company’s cash flow and price-to-book values. The valuation stock selection model was slightly negative during the reporting period as investors paid less attention to cash flow in comparison to other metrics.

The Fund’s fundamentals stock selection model attempts to identify how healthy a company’s short-term operating trends are judged to be, using metrics such as stock price momentum and earnings momentum. The approach benefited as investors began to show signs of a renewed focus on company fundamentals.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers ranked stocks within a universe of approximately 1,300 large-cap, mid-cap and high-end small-cap stocks. The Fund owned more than 350 long and short positions during the reporting period and was sector-neutral. The Fund’s portfolio managers sought to go long on inexpensive stocks with improving fundamentals and short on expensive stocks with deteriorating fundamentals. They continued to use strategies designed to produce returns that have no correlation with general domestic market performance.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	19

JPMorgan Multi-Cap Market Neutral Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited) (continued)

TOP TEN EQUITY LONG HOLDINGS OF THE PORTFOLIO***
1.	Cliffs Natural Resources, Inc.	0.5%
2.	Freeport-McMoRan Copper & Gold, Inc.	0.5
3.	Jo-Ann Stores, Inc.	0.5
4.	Concho Resources, Inc.	0.5
5.	Walter Energy, Inc.	0.5
6.	InterDigital, Inc.	0.5
7.	Dana Holding Corp.	0.4
8.	Williams-Sonoma, Inc.	0.4
9.	Eastman Chemical Co.	0.4
10.	Corn Products International, Inc.	0.4

TOP TEN EQUITY SHORT HOLDINGS OF THE PORTFOLIO****
1.	Edwards Lifesciences Corp.	0.5%
2.	SandRidge Energy, Inc.	0.5
3.	USG Corp.	0.5
4.	Ciena Corp.	0.5
5.	Janus Capital Group, Inc.	0.5
6.	Brookdale Senior Living, Inc.	0.5
7.	EQT Corp.	0.5
8.	Terex Corp.	0.5
9.	Consol Energy, Inc.	0.5
10.	Spectra Energy Corp.	0.5

PORTFOLIO COMPOSITION BY SECTOR LONG POSITIONS***
Consumer Discretionary	19.1%
Information Technology	15.9
Financials	11.2
Industrials	10.6
Health Care	10.5
Energy	7.5
Materials	7.5
Utilities	5.6
Consumer Staples	4.1
Telecommunication Services	0.5
Short-Term Investment	7.5

PORTFOLIO COMPOSITION BY SECTOR SHORT POSITIONS****
Information Technology	17.6%
Industrials	15.8
Financials	12.8
Health Care	11.5
Energy	11.1
Consumer Discretionary	10.1
Materials	8.1
Consumer Staples	6.7
Utilities	5.2
Telecommunication Services	1.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total long investments as of December 31, 2010. The Fund’s composition is subject to change.
****	Percentages indicated are based upon total short investments as of December 31, 2010. The Fund’s composition is subject to change.

20	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2010

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	5/23/03
Without Sales Charge		(1.34)%	(4.58)%	(0.27)%	1.30%
With Sales Charge**		(6.54)	(9.62)	(1.33)	0.59
CLASS B SHARES	5/23/03
Without CDSC		(1.69)	(5.31)	(1.02)	0.54
With CDSC***		(6.69)	(10.31)	(1.44)	0.54
CLASS C SHARES	5/23/03
Without CDSC		(1.80)	(5.30)	(1.02)	0.54
With CDSC****		(2.80)	(6.30)	(1.02)	0.54
SELECT CLASS SHARES	5/23/03	(1.23)	(4.35)	(0.01)	1.55

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (5/23/03 TO 12/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on May 23, 2003.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Multi-Cap Market Neutral Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Equity Market-Neutral Funds Average from May 23, 2003 to December 31, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund’s inception. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Equity Market-Neutral Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The Lipper Equity Market-Neutral Funds Average is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflect adjustments made to the net assets value in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	21

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	20.88%
Russell 3000 Value Index	22.12%

Net Assets as of 12/31/2010 (In Thousands)	$816,152

INVESTMENT OBJECTIVE**

The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Institutional Class Shares) underperformed the Russell 3000 Value Index (the “Benchmark”) for the six months ended December 31, 2010. The Fund’s relative underperformance versus the Benchmark was driven primarily by the Fund’s stock selection in the energy sector, as well as an underweight and stock selection in the materials sector. The Fund’s underweight and stock selection the consumer staples sector and stock selection in the financials sector contributed to relative performance.

Individual detractors from the Fund’s relative performance included Wilmington Trust Corp., United Community Banks, Inc. and Lincare Holdings, Inc. Shares of Wilmington Trust Corp. declined as the regional bank’s credit losses accelerated across its loan portfolio. Regional bank United Community Banks, Inc. also suffered continuing credit losses in its loan portfolio. Subsequently, the Fund exited its positions in United Community Banks, Inc. and Wilmington Trust Corp. Shares of Lincare Holdings, Inc., a provider of oxygen and other respiratory therapy services, declined on concerns surrounding lower Medicare reimbursement rates for oxygen services.

Individual contributors to relative performance included Devon Energy Corp., Wells Fargo & Co. and Exxon Mobil Corp. Shares of Devon Energy Corp., an oil and gas operations company, benefited from the sale of its international and offshore assets, including those in the Gulf of Mexico that it sold shortly before the oil spill. Devon Energy Corp. also announced plans to buy back its stock. Shares of financial services provider Wells Fargo & Co. benefited from investor expectations that the company’s strong earnings power would allow it to return excess capital to shareholders. Exxon Mobil Corp. reported strong operating results and benefited from the increasing price of oil and gasoline.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate significant levels of free cash flow. Bottom-up fundamental research led the Fund’s portfolio managers to several larger-cap stocks with significant excess cash reserves and strong balance sheets. In their view, these stocks appeared to be trading at more attractive levels than many of the cyclical stocks in the industrials and materials sectors, both sectors in which the Fund was underweight.

The Fund’s largest overweight was in the consumer discretionary sector. The Fund’s portfolio managers attempted to own retailers with strong brands and recurring revenue business models. They believed that these factors coupled with lower levels of capital spending should contribute to the generation of free cash flow.

22	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Wells Fargo & Co.	3.7%
2.	Loews Corp.	3.4
3.	Devon Energy Corp.	3.1
4.	Exxon Mobil Corp.	2.5
5.	Gap, Inc. (The)	2.2
6.	AT&T, Inc.	2.0
7.	Teekay Corp., (Canada)	2.0
8.	Merck & Co., Inc.	1.8
9.	Oneok, Inc.	1.8
10.	Johnson & Johnson	1.6

PORTFOLIO COMPOSITION BY SECTOR***
Financials	31.3%
Consumer Discretionary	14.1
Energy	11.8
Health Care	10.2
Utilities	7.0
Consumer Staples	6.1
Telecommunication Services	3.8
Industrials	3.6
Information Technology	3.2
Materials	2.3
Investment Company	1.0
Short-Term Investment	5.6

*	The return shown is based on net asset value calculated for share- holder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of December 31, 2010. The Fund’s composition is subject to change.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	23

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2010

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	2/28/05
Without Sales Charge		20.61%	20.22%	5.54%	6.02%
With Sales Charge**		14.31	13.88	4.41	5.05
CLASS C SHARES	2/28/05
Without CDSC		20.33	19.62	5.01	5.50
With CDSC***		19.33	18.62	5.01	5.50
INSTITUTIONAL CLASS SHARES	2/28/05	20.88	20.72	6.08	6.46
SELECT CLASS SHARES	2/28/05	20.71	20.48	5.80	6.29

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/05 TO 12/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2005.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index from February 28, 2005 to December 31, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Multi-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. The Lipper Multi-Cap Value Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

24	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 96.7%
	Consumer Discretionary — 18.7%
	Auto Components — 2.5%
251	Gentex Corp.	7,422
322	Johnson Controls, Inc.	12,297

		19,719

	Automobiles — 1.3%
310	Harley-Davidson, Inc. (c)	10,744

	Diversified Consumer Services — 1.4%
149	American Public Education, Inc. (a)	5,556
127	Sotheby’s (c)	5,724

		11,280

	Hotels, Restaurants & Leisure — 1.9%
174	Cheesecake Factory, Inc. (The) (a) (c)	5,344
183	Gaylord Entertainment Co. (a)	6,563
184	International Game Technology	3,261

		15,168

	Household Durables — 1.0%
171	Harman International Industries, Inc. (a)	7,908

	Internet & Catalog Retail — 3.8%
149	Amazon.com, Inc. (a)	26,802
18	NetFlix, Inc. (a)	3,233

		30,035

	Media — 4.0%
336	Lamar Advertising Co., Class A (a)	13,394
181	Scripps Networks Interactive, Inc., Class A	9,383
246	Walt Disney Co. (The)	9,216

		31,993

	Specialty Retail — 1.9%
230	Dick’s Sporting Goods, Inc. (a) (c)	8,610
373	OfficeMax, Inc. (a)	6,598

		15,208

	Textiles, Apparel & Luxury Goods — 0.9%
131	Coach, Inc.	7,240

	Total Consumer Discretionary	149,295

	Consumer Staples — 1.2%
	Beverages — 1.2%
147	Coca-Cola Co. (The)	9,675

	Energy — 6.9%
	Energy Equipment & Services — 2.8%
172	Cameron International Corp. (a)	8,730
166	Schlumberger Ltd.	13,886

		22,616

SHARES	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — 4.1%
69	Apache Corp.	8,191
175	Concho Resources, Inc. (a)	15,368
229	Forest Oil Corp. (a)	8,684

		32,243

	Total Energy	54,859

	Financials — 9.6%
	Capital Markets — 3.4%
191	Lazard Ltd., (Bermuda), Class A	7,543
68	LPL Investment Holdings, Inc. (a)	2,484
467	Och-Ziff Capital Management Group LLC, Class A	7,271
153	T. Rowe Price Group, Inc.	9,862

		27,160

	Commercial Banks — 2.0%
295	U.S. Bancorp	7,954
258	Wells Fargo & Co.	7,995

		15,949

	Consumer Finance — 1.4%
249	American Express Co.	10,674

	Diversified Financial Services — 1.0%
26	CME Group, Inc.	8,237

	Insurance — 1.8%
130	ACE Ltd., (Switzerland)	8,092
141	AON Corp.	6,489

		14,581

	Total Financials	76,601

	Health Care — 13.4%
	Biotechnology — 2.1%
64	Alexion Pharmaceuticals, Inc. (a) (c)	5,179
67	Biogen Idec, Inc. (a)	4,486
124	Celgene Corp. (a)	7,339

		17,004

	Health Care Equipment & Supplies — 1.8%
164	Sirona Dental Systems, Inc. (a)	6,856
257	Thoratec Corp. (a)	7,270

		14,126

	Health Care Providers & Services — 6.0%
98	DaVita, Inc. (a)	6,824
222	Emeritus Corp. (a) (c)	4,370
212	Express Scripts, Inc. (a)	11,432
142	Healthspring, Inc. (a)	3,775
341	Lincare Holdings, Inc.	9,161
345	UnitedHealth Group, Inc.	12,447

		48,009

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	25

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Life Sciences Tools & Services — 1.6%
301	Agilent Technologies, Inc. (a)	12,458

	Pharmaceuticals — 1.9%
542	Valeant Pharmaceuticals International, Inc., (Canada) (c)	15,336

	Total Health Care	106,933

	Industrials — 12.5%
	Aerospace & Defense — 2.6%
92	Goodrich Corp.	8,058
112	HEICO Corp. (c)	5,697
53	Precision Castparts Corp.	7,413

		21,168

	Airlines — 0.8%
495	Delta Air Lines, Inc. (a)	6,241

	Electrical Equipment — 1.2%
133	Rockwell Automation, Inc.	9,537

	Machinery — 4.0%
129	Cummins, Inc.	14,202
130	Deere & Co.	10,755
130	Wabtec Corp. (c)	6,892

		31,849

	Road & Rail — 2.5%
462	Avis Budget Group, Inc. (a) (c)	7,182
125	J.B. Hunt Transport Services, Inc.	5,097
248	Old Dominion Freight Line, Inc. (a)	7,921

		20,200

	Trading Companies & Distributors — 1.4%
79	W.W. Grainger, Inc. (c)	10,952

	Total Industrials	99,947

	Information Technology — 30.3%
	Communications Equipment — 3.2%
215	Juniper Networks, Inc. (a)	7,942
244	QUALCOMM, Inc.	12,061
158	Riverbed Technology, Inc. (a)	5,539

		25,542

	Computers & Peripherals — 8.5%
163	Apple, Inc. (a)	52,496
227	EMC Corp. (a)	5,187
191	NetApp, Inc. (a) (c)	10,514

		68,197

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — 2.6%
197	Amphenol Corp., Class A	10,376
303	Tyco Electronics Ltd., (Switzerland)	10,716

		21,092

	Internet Software & Services — 1.6%
21	Google, Inc., Class A (a)	12,414

	IT Services — 3.9%
304	CGI Group, Inc., (Canada), Class A (a)	5,250
153	Cognizant Technology Solutions Corp., Class A (a)	11,199
145	FleetCor Technologies, Inc. (a)	4,474
44	MasterCard, Inc., Class A	9,861

		30,784

	Office Electronics — 0.8%
175	Zebra Technologies Corp., Class A (a)	6,656

	Semiconductors & Semiconductor Equipment — 3.2%
225	Broadcom Corp., Class A	9,799
164	Lam Research Corp. (a)	8,487
386	Marvell Technology Group Ltd., (Bermuda) (a)	7,158

		25,444

	Software — 6.5%
99	Autodesk, Inc. (a)	3,770
72	Citrix Systems, Inc. (a)	4,898
106	Concur Technologies, Inc. (a)	5,526
184	MICROS Systems, Inc. (a)	8,048
251	Microsoft Corp.	7,019
393	Oracle Corp.	12,292
43	Salesforce.com, Inc. (a)	5,689
166	Taleo Corp., Class A (a)	4,598

		51,840

	Total Information Technology	241,969

	Materials — 4.1%
	Chemicals — 1.3%
127	Sherwin-Williams Co. (The)	10,594

	Containers & Packaging — 1.2%
85	Bemis Co., Inc.	2,782
111	Greif, Inc., Class A	6,896

		9,678

	Metals & Mining — 1.6%
106	Freeport-McMoRan Copper & Gold, Inc.	12,705

	Total Materials	32,977

	Total Common Stocks (Cost $561,659)	772,256

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 2.2%
	Investment Company — 2.2%
17,590	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $17,590)	17,590

Investment of Cash Collateral for Securities on Loan — 7.2%
	Investment Company — 7.2%
57,248	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $57,248)	57,248

	Total Investments — 106.1% (Cost $636,497)	847,094
	Liabilities in Excess of Other Assets — (6.1)%	(48,654)

	NET ASSETS — 100.0%	$798,440

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	27

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 96.4%
	Consumer Discretionary — 18.0%
	Automobiles — 1.3%
1	Harley-Davidson, Inc.	42

	Distributors — 1.2%
1	Genuine Parts Co.	40

	Hotels, Restaurants & Leisure — 3.1%
2	Brinker International, Inc.	49
1	Penn National Gaming, Inc. (a)	51

		100

	Household Durables — 5.3%
3	Jarden Corp.	89
2	Newell Rubbermaid, Inc.	40
2	Toll Brothers, Inc. (a)	39

		168

	Media — 1.2%
1	Morningstar, Inc.	40

	Multiline Retail — 1.6%
1	Nordstrom, Inc.	53

	Specialty Retail — 4.3%
3	Chico’s FAS, Inc.	39
1	Dick’s Sporting Goods, Inc. (a)	49
1	Williams-Sonoma, Inc.	49

		137

	Total Consumer Discretionary	580

	Consumer Staples — 3.7%
	Beverages — 1.6%
1	Hansen Natural Corp. (a)	52

	Food & Staples Retailing — 2.1%
2	Walgreen Co.	68

	Total Consumer Staples	120

	Energy — 10.4%
	Energy Equipment & Services — 4.3%
2	Exterran Holdings, Inc. (a)	44
2	Patterson-UTI Energy, Inc.	45
1	Tidewater, Inc.	51

		140

	Oil, Gas & Consumable Fuels — 6.1%
1	Cimarex Energy Co.	54
1	Concho Resources, Inc. (a)	53
1	Devon Energy Corp.	89

		196

	Total Energy	336

SHARES		SECURITY DESCRIPTION	VALUE($)

		Financials — 19.5%
		Capital Markets — 6.5%
5		Calamos Asset Management, Inc., Class A	64
2		Eaton Vance Corp.	48
—	(h)	Greenhill & Co., Inc.	40
3		TD AMERITRADE Holding Corp.	56

			208

		Commercial Banks — 4.8%
2		Associated Banc-Corp.	35
1		Iberiabank Corp.	70
4		Umpqua Holdings Corp.	51

			156

		Insurance — 4.0%
1		Chubb Corp.	64
1		ProAssurance Corp. (a)	64

			128

		Real Estate Investment Trusts (REITs) — 2.6%
1		Mid-America Apartment Communities, Inc.	47
1		National Retail Properties, Inc.	38

			85

		Thrifts & Mortgage Finance — 1.6%
4		First Niagara Financial Group, Inc.	51

		Total Financials	628

		Health Care — 10.1%
		Health Care Equipment & Supplies — 1.5%
1		IDEXX Laboratories, Inc. (a)	47

		Health Care Providers & Services — 8.6%
2		Coventry Health Care, Inc. (a)	58
1		Laboratory Corp. of America Holdings (a)	47
—	(h)	McKesson Corp.	32
1		Patterson Cos., Inc.	39
2		UnitedHealth Group, Inc.	56
2		VCA Antech, Inc. (a)	47

			279

		Total Health Care	326

		Industrials — 13.0%
		Aerospace & Defense — 2.7%
—	(h)	Goodrich Corp.	41
1		TransDigm Group, Inc. (a)	46

			87

		Commercial Services & Supplies — 2.7%
3		KAR Auction Services, Inc. (a)	44
2		Waste Connections, Inc.	43

			87

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
		Electrical Equipment — 1.2%
1		Regal-Beloit Corp.	40

		Machinery — 6.4%
1		Dover Corp.	56
1		Eaton Corp.	52
1		Joy Global, Inc.	59
1		Toro Co. (The)	40

			207

		Total Industrials	421

		Information Technology — 6.9%
		Computers & Peripherals — 1.5%
1		NetApp, Inc. (a)	48

		Electronic Equipment, Instruments & Components — 1.5%
1		Anixter International, Inc.	50

		Semiconductors & Semiconductor Equipment — 2.5%
1		Linear Technology Corp.	45
2		Marvell Technology Group Ltd., (Bermuda) (a)	36

			81

		Software — 1.4%
1		MICROS Systems, Inc. (a)	45

		Total Information Technology	224

		Materials — 8.4%
		Chemicals — 2.5%
—	(h)	Lubrizol Corp.	35
1		Scotts Miracle-Gro Co. (The), Class A	45

			80

		Containers & Packaging — 4.3%
2		Crown Holdings, Inc. (a)	56
2		Silgan Holdings, Inc.	84

			140

SHARES	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — 1.6%
1	Reliance Steel & Aluminum Co.	52

	Total Materials	272

	Utilities — 6.4%
	Electric Utilities — 1.3%
1	Southern Co.	42

	Gas Utilities — 1.2%
1	Northwest Natural Gas Co.	39

	Multi-Utilities — 3.9%
2	CMS Energy Corp.	40
1	NorthWestern Corp.	40
1	Wisconsin Energy Corp.	44

		124

	Total Utilities	205

	Total Common Stocks (Cost $2,943)	3,112

Short-Term Investment — 0.8%
	Investment Company — 0.8%
27	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $27)	27

	Total Investments — 97.2% (Cost $2,970)	3,139
	Other Assets in Excess of Liabilities — 2.8%	89

	NET ASSETS — 100.0%	$3,228

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	29

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 95.4%
	Consumer Discretionary — 17.8%
	Auto Components — 0.6%
93	Gentex Corp. (c)	2,761

	Automobiles — 0.8%
99	Harley-Davidson, Inc. (c)	3,415

	Distributors — 0.5%
41	Genuine Parts Co.	2,094

	Diversified Consumer Services — 0.8%
84	Education Management Corp. (a)	1,525
51	Sotheby’s (c)	2,291

		3,816

	Hotels, Restaurants & Leisure — 2.9%
48	Cheesecake Factory, Inc. (The) (a) (c)	1,463
34	Darden Restaurants, Inc.	1,582
63	International Game Technology	1,119
44	Marriott International, Inc., Class A	1,811
121	MGM Resorts International (a)	1,792
12	Panera Bread Co., Class A (a)	1,245
42	Starwood Hotels & Resorts Worldwide, Inc. (c)	2,528
33	Yum! Brands, Inc.	1,624

		13,164

	Household Durables — 1.5%
49	Fortune Brands, Inc.	2,922
53	Harman International Industries, Inc. (a)	2,459
43	Jarden Corp.	1,324

		6,705

	Internet & Catalog Retail — 1.1%
69	Expedia, Inc.	1,739
7	NetFlix, Inc. (a)	1,247
5	priceline.com, Inc. (a)	2,038

		5,024

	Media — 3.5%
30	Cablevision Systems Corp., Class A	1,025
94	CBS Corp., Class B	1,785
78	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,090
104	DISH Network Corp., Class A (a)	2,053
120	Gannett Co., Inc.	1,805
96	Lamar Advertising Co., Class A (a) (c)	3,805
26	Omnicom Group, Inc.	1,168
49	Scripps Networks Interactive, Inc., Class A	2,556
2	Washington Post Co. (The), Class B	815

		16,102

	Multiline Retail — 0.5%
88	Macy’s, Inc.	2,224

SHARES	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — 4.1%
7	AutoZone, Inc. (a)	1,799
53	Bed Bath & Beyond, Inc. (a)	2,590
67	Dick’s Sporting Goods, Inc. (a) (c)	2,501
200	Gap, Inc. (The)	4,426
113	OfficeMax, Inc. (a)	1,995
50	Staples, Inc.	1,132
32	Tiffany & Co.	2,018
53	TJX Cos., Inc.	2,348

		18,809

	Textiles, Apparel & Luxury Goods — 1.5%
57	Coach, Inc.	3,136
28	Phillips-Van Heusen Corp.	1,764
16	Polo Ralph Lauren Corp.	1,753

		6,653

	Total Consumer Discretionary	80,767

	Consumer Staples — 3.0%
	Beverages — 0.5%
26	Brown-Forman Corp., Class B	1,809
18	Dr. Pepper Snapple Group, Inc.	640

		2,449

	Food & Staples Retailing — 0.6%
123	Safeway, Inc.	2,755

	Food Products — 1.4%
36	Green Mountain Coffee Roasters, Inc. (a)	1,176
50	JM Smucker Co. (The)	3,250
29	Ralcorp Holdings, Inc. (a)	1,905

		6,331

	Household Products — 0.3%
19	Energizer Holdings, Inc. (a)	1,356

	Tobacco — 0.2%
8	Lorillard, Inc.	681

	Total Consumer Staples	13,572

	Energy — 7.3%
	Energy Equipment & Services — 1.1%
58	Cameron International Corp. (a)	2,934
19	CARBO Ceramics, Inc. (c)	1,926

		4,860

	Oil, Gas & Consumable Fuels — 6.2%
48	Concho Resources, Inc. (a)	4,173
102	CVR Energy, Inc. (a)	1,550
45	Devon Energy Corp.	3,517
144	El Paso Corp.	1,986

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
59	EQT Corp.	2,663
64	Forest Oil Corp. (a)	2,429
22	Kinder Morgan Management LLC (a)	1,479
66	Newfield Exploration Co. (a)	4,781
62	Teekay Corp., (Canada)	2,044
145	Williams Cos., Inc. (The)	3,577

		28,199

	Total Energy	33,059

	Financials — 16.6%
	Capital Markets — 4.2%
40	Ameriprise Financial, Inc.	2,319
115	Invesco Ltd.	2,760
58	Lazard Ltd., (Bermuda), Class A	2,283
31	LPL Investment Holdings, Inc. (a)	1,124
28	Northern Trust Corp.	1,563
91	Och-Ziff Capital Management Group LLC, Class A (c)	1,413
86	T. Rowe Price Group, Inc.	5,579
102	TD AMERITRADE Holding Corp.	1,930

		18,971

	Commercial Banks — 3.7%
68	BancorpSouth, Inc.	1,080
36	BB&T Corp.	954
38	BOK Financial Corp. (c)	2,008
21	City National Corp.	1,307
47	Comerica, Inc.	1,985
21	Cullen/Frost Bankers, Inc.	1,277
122	Fifth Third Bancorp	1,784
29	M&T Bank Corp.	2,533
68	SunTrust Banks, Inc.	2,001
37	TCF Financial Corp.	549
52	Zions Bancorp	1,258

		16,736

	Diversified Financial Services — 0.4%
49	MSCI, Inc., Class A (a)	1,897

	Insurance — 5.9%
81	AON Corp.	3,739
9	Arch Capital Group Ltd., (Bermuda) (a)	784
84	Cincinnati Financial Corp.	2,673
47	HCC Insurance Holdings, Inc.	1,354
108	Loews Corp.	4,214
213	Old Republic International Corp.	2,909
82	OneBeacon Insurance Group Ltd., Class A	1,242
54	Principal Financial Group, Inc.	1,752

SHARES	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
22	Symetra Financial Corp.	295
58	Transatlantic Holdings, Inc.	2,999
100	W.R. Berkley Corp.	2,724
85	XL Group plc, (Ireland)	1,857

		26,542

	Real Estate Investment Trusts (REITs) — 1.6%
33	HCP, Inc.	1,207
56	Kimco Realty Corp.	1,010
8	Public Storage	842
50	Regency Centers Corp.	2,116
26	Vornado Realty Trust	2,146

		7,321

	Real Estate Management & Development — 0.4%
110	Brookfield Properties Corp.	1,933

	Thrifts & Mortgage Finance — 0.4%
8	Capitol Federal Financial, Inc.	90
131	People’s United Financial, Inc.	1,835

		1,925

	Total Financials	75,325

	Health Care — 9.5%
	Biotechnology — 0.5%
26	Alexion Pharmaceuticals, Inc. (a) (c)	2,086

	Health Care Equipment & Supplies — 1.7%
43	Becton, Dickinson & Co.	3,634
48	Sirona Dental Systems, Inc. (a)	1,997
78	Thoratec Corp. (a)	2,195

		7,826

	Health Care Providers & Services — 4.8%
32	AmerisourceBergen Corp.	1,102
102	Brookdale Senior Living, Inc. (a)	2,177
36	Community Health Systems, Inc. (a)	1,338
160	Coventry Health Care, Inc. (a)	4,220
39	DaVita, Inc. (a)	2,738
60	Humana, Inc. (a)	3,282
223	Lincare Holdings, Inc.	5,994
39	VCA Antech, Inc. (a)	909

		21,760

	Health Care Technology — 0.4%
17	Cerner Corp. (a) (c)	1,594

	Life Sciences Tools & Services — 1.2%
97	Agilent Technologies, Inc. (a)	4,019
26	Illumina, Inc. (a) (c)	1,626

		5,645

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	31

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Pharmaceuticals — 0.9%
152	Valeant Pharmaceuticals International, Inc., (Canada) (c)	4,286

	Total Health Care	43,197

	Industrials — 13.8%
	Aerospace & Defense — 1.9%
23	Alliant Techsystems, Inc. (a)	1,682
34	Goodrich Corp.	2,950
26	L-3 Communications Holdings, Inc.	1,805
15	Precision Castparts Corp.	2,084

		8,521

	Airlines — 0.6%
210	Delta Air Lines, Inc. (a)	2,650

	Building Products — 0.4%
38	Lennox International, Inc.	1,792

	Commercial Services & Supplies — 1.4%
135	Republic Services, Inc.	4,025
31	Stericycle, Inc. (a) (c)	2,473

		6,498

	Electrical Equipment — 3.0%
41	AMETEK, Inc.	1,602
31	Cooper Industries plc	1,795
40	Hubbell, Inc., Class B	2,429
11	Regal-Beloit Corp.	721
40	Rockwell Automation, Inc.	2,876
53	Roper Industries, Inc. (c)	4,030

		13,453

	Industrial Conglomerates — 1.0%
114	Carlisle Cos., Inc.	4,546

	Machinery — 3.1%
29	AGCO Corp. (a)	1,484
51	Cummins, Inc.	5,635
46	Snap-On, Inc.	2,575
26	WABCO Holdings, Inc. (a)	1,571
49	Wabtec Corp.	2,611

		13,876

	Professional Services — 0.8%
21	IHS, Inc., Class A (a)	1,664
66	Robert Half International, Inc. (c)	2,019

		3,683

	Road & Rail — 0.8%
141	Avis Budget Group, Inc. (a) (c)	2,194
34	J.B. Hunt Transport Services, Inc.	1,404

		3,598

SHARES	SECURITY DESCRIPTION	VALUE($)

	Trading Companies & Distributors — 0.8%
27	W.W. Grainger, Inc. (c)	3,784

	Total Industrials	62,401

	Information Technology — 15.7%
	Communications Equipment — 1.6%
24	F5 Networks, Inc. (a)	3,072
70	Juniper Networks, Inc. (a)	2,584
46	Riverbed Technology, Inc. (a)	1,600

		7,256

	Computers & Peripherals — 1.0%
81	NetApp, Inc. (a) (c)	4,430

	Electronic Equipment, Instruments & Components — 3.2%
101	Amphenol Corp., Class A	5,306
53	Arrow Electronics, Inc. (a)	1,815
210	Tyco Electronics Ltd., (Switzerland)	7,438

		14,559

	Internet Software & Services — 0.3%
16	Equinix, Inc. (a)	1,292

	IT Services — 3.3%
26	Alliance Data Systems Corp. (a) (c)	1,825
49	Amdocs Ltd., (United Kingdom) (a)	1,353
95	CGI Group, Inc., (Canada), Class A (a)	1,645
37	Cognizant Technology Solutions Corp., Class A (a)	2,719
40	FleetCor Technologies, Inc. (a)	1,246
76	Jack Henry & Associates, Inc.	2,213
9	MasterCard, Inc., Class A	1,916
101	Western Union Co. (The)	1,870

		14,787

	Office Electronics — 0.4%
49	Zebra Technologies Corp., Class A (a)	1,858

	Semiconductors & Semiconductor Equipment — 2.6%
55	Broadcom Corp., Class A	2,387
29	Cree, Inc. (a)	1,898
166	Marvell Technology Group Ltd., (Bermuda) (a)	3,073
65	Microchip Technology, Inc. (c)	2,237
63	Varian Semiconductor Equipment Associates, Inc. (a)	2,337

		11,932

	Software — 3.3%
44	Autodesk, Inc. (a)	1,685
24	Citrix Systems, Inc. (a)	1,608
28	Concur Technologies, Inc. (a)	1,475
74	MICROS Systems, Inc. (a)	3,250

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Software — Continued
48	Red Hat, Inc. (a)	2,191
20	Salesforce.com, Inc. (a)	2,613
82	Synopsys, Inc. (a)	2,201

		15,023

	Total Information Technology	71,137

	Materials — 4.9%
	Chemicals — 3.0%
49	Albemarle Corp.	2,713
32	PPG Industries, Inc.	2,715
71	Sherwin-Williams Co. (The)	5,963
35	Sigma-Aldrich Corp.	2,330

		13,721

	Containers & Packaging — 1.9%
49	Ball Corp.	3,314
62	Bemis Co., Inc.	2,015
36	Greif, Inc., Class A	2,241
21	Rock-Tenn Co., Class A	1,106

		8,676

	Total Materials	22,397

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.2%
51	CenturyLink, Inc.	2,350
117	tw telecom, inc. (a) (c)	1,999
66	Windstream Corp.	922

		5,271

	Wireless Telecommunication Services — 0.4%
65	Telephone & Data Systems, Inc.	2,046

	Total Telecommunication Services	7,317

	Utilities — 5.2%
	Electric Utilities — 0.8%
24	Northeast Utilities	759
105	Westar Energy, Inc.	2,637

		3,396

SHARES	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — 1.4%
75	Energen Corp.	3,634
50	Oneok, Inc.	2,762

		6,396

	Multi-Utilities — 2.8%
191	CMS Energy Corp.	3,551
51	NSTAR	2,143
22	Sempra Energy	1,134
45	Wisconsin Energy Corp.	2,660
131	Xcel Energy, Inc.	3,073

		12,561

	Water Utilities — 0.2%
40	American Water Works Co., Inc.	1,011

	Total Utilities	23,364

	Total Common Stocks (Cost $314,313)	432,536

Short-Term Investment — 3.9%
	Investment Company — 3.9%
17,912	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $17,912)	17,912

Investments of Cash Collateral for Securities on Loan — 7.0%
	Investment Company —7.0%
31,684	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $31,684)	31,684

	Total Investments — 106.3% (Cost $363,909)	482,132
	Liabilities in Excess of Other Assets — (6.3)%	(28,629)

	NET ASSETS — 100.0%	$453,503

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	33

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.2%
	Consumer Discretionary — 18.0%
	Auto Components — 1.3%
692	Gentex Corp.	20,469

	Automobiles — 1.6%
730	Harley-Davidson, Inc.	25,292

	Diversified Consumer Services — 1.7%
625	Education Management Corp. (a)	11,312
377	Sotheby’s	16,943

		28,255

	Hotels, Restaurants & Leisure — 3.7%
353	Cheesecake Factory, Inc. (The) (a)	10,811
474	International Game Technology	8,376
895	MGM Resorts International (a) (c)	13,294
91	Panera Bread Co., Class A (a)	9,240
308	Starwood Hotels & Resorts Worldwide, Inc.	18,726

		60,447

	Household Durables — 1.1%
399	Harman International Industries, Inc. (a)	18,455

	Internet & Catalog Retail — 1.5%
53	NetFlix, Inc. (a) (c)	9,314
38	priceline.com, Inc. (a)	15,103

		24,417

	Media — 2.9%
707	Lamar Advertising Co., Class A (a)	28,179
367	Scripps Networks Interactive, Inc., Class A	18,966

		47,145

	Specialty Retail — 2.0%
494	Dick’s Sporting Goods, Inc. (a)	18,521
835	OfficeMax, Inc. (a)	14,780

		33,301

	Textiles, Apparel & Luxury Goods — 2.2%
420	Coach, Inc.	23,219
117	Polo Ralph Lauren Corp.	12,989

		36,208

	Total Consumer Discretionary	293,989

	Consumer Staples — 0.5%
	Food Products — 0.5%
266	Green Mountain Coffee Roasters, Inc. (a) (c)	8,741

	Energy — 6.2%
	Energy Equipment & Services — 2.2%
428	Cameron International Corp. (a)	21,700
138	CARBO Ceramics, Inc.	14,289

		35,989

SHARES	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — 4.0%
352	Concho Resources, Inc. (a)	30,878
474	Forest Oil Corp. (a)	17,981
225	Newfield Exploration Co. (a)	16,210

		65,069

	Total Energy	101,058

	Financials — 9.8%
	Capital Markets — 5.7%
850	Invesco Ltd.	20,439
433	Lazard Ltd., (Bermuda), Class A	17,111
141	LPL Investment Holdings, Inc. (a)	5,139
743	Och-Ziff Capital Management Group LLC, Class A	11,583
379	T. Rowe Price Group, Inc.	24,464
753	TD AMERITRADE Holding Corp.	14,304

		93,040

	Commercial Banks — 1.8%
282	BOK Financial Corp.	15,075
349	Comerica, Inc.	14,741

		29,816

	Diversified Financial Services — 0.8%
361	MSCI, Inc., Class A (a)	14,053

	Insurance — 1.5%
310	AON Corp.	14,245
347	HCC Insurance Holdings, Inc.	10,042

		24,287

	Total Financials	161,196

	Health Care — 13.4%
	Biotechnology — 0.9%
192	Alexion Pharmaceuticals, Inc. (a)	15,466

	Health Care Equipment & Supplies — 1.9%
354	Sirona Dental Systems, Inc. (a)	14,798
575	Thoratec Corp. (a)	16,284

		31,082

	Health Care Providers & Services — 5.4%
754	Brookdale Senior Living, Inc. (a)	16,133
730	Coventry Health Care, Inc. (a)	19,272
291	DaVita, Inc. (a)	20,225
218	Humana, Inc. (a)	11,918
758	Lincare Holdings, Inc.	20,329

		87,877

	Health Care Technology — 0.7%
125	Cerner Corp. (a)	11,804

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Life Sciences Tools & Services — 2.6%
719	Agilent Technologies, Inc. (a)	29,800
191	Illumina, Inc. (a)	12,073

		41,873

	Pharmaceuticals — 1.9%
1,121	Valeant Pharmaceuticals International, Inc., (Canada)	31,724

	Total Health Care	219,826

	Industrials — 19.2%
	Aerospace & Defense — 2.3%
248	Goodrich Corp.	21,815
111	Precision Castparts Corp.	15,501

		37,316

	Airlines — 1.2%
1,557	Delta Air Lines, Inc. (a)	19,619

	Building Products — 0.8%
280	Lennox International, Inc.	13,237

	Commercial Services & Supplies — 1.1%
227	Stericycle, Inc. (a)	18,342

	Electrical Equipment — 3.3%
299	Hubbell, Inc., Class B	17,991
297	Rockwell Automation, Inc.	21,298
188	Roper Industries, Inc.	14,364

		53,653

	Industrial Conglomerates — 1.1%
471	Carlisle Cos., Inc.	18,726

	Machinery — 4.4%
220	AGCO Corp. (a)	11,140
379	Cummins, Inc.	41,732
366	Wabtec Corp.	19,338

		72,210

	Professional Services — 1.7%
154	IHS, Inc., Class A (a)	12,372
489	Robert Half International, Inc.	14,968

		27,340

	Road & Rail — 1.6%
1,044	Avis Budget Group, Inc. (a)	16,238
259	J.B. Hunt Transport Services, Inc.	10,570

		26,808

	Trading Companies & Distributors — 1.7%
202	W.W. Grainger, Inc.	27,953

	Total Industrials	315,204

SHARES	SECURITY DESCRIPTION	VALUE($)

	Information Technology — 26.7%
	Communications Equipment — 3.3%
175	F5 Networks, Inc. (a)	22,726
518	Juniper Networks, Inc. (a)	19,128
338	Riverbed Technology, Inc. (a)	11,877

		53,731

	Computers & Peripherals — 2.0%
597	NetApp, Inc. (a)	32,789

	Electronic Equipment, Instruments & Components — 3.1%
467	Amphenol Corp., Class A	24,647
721	Tyco Electronics Ltd., (Switzerland)	25,523

		50,170

	Internet Software & Services — 0.6%
118	Equinix, Inc. (a)	9,589

	IT Services — 5.7%
193	Alliance Data Systems Corp. (a) (c)	13,730
366	Amdocs Ltd., (United Kingdom) (a)	10,063
707	CGI Group, Inc., (Canada), Class A (a)	12,200
274	Cognizant Technology Solutions Corp., Class A (a)	20,111
299	FleetCor Technologies, Inc. (a)	9,251
63	MasterCard, Inc., Class A	14,159
747	Western Union Co. (The)	13,870

		93,384

	Office Electronics — 0.8%
363	Zebra Technologies Corp., Class A (a)	13,775

	Semiconductors & Semiconductor Equipment — 5.4%
406	Broadcom Corp., Class A	17,703
213	Cree, Inc. (a)	14,047
1,226	Marvell Technology Group Ltd., (Bermuda) (a)	22,748
485	Microchip Technology, Inc. (c)	16,592
476	Varian Semiconductor Equipment Associates, Inc. (a)	17,605

		88,695

	Software — 5.8%
327	Autodesk, Inc. (a)	12,491
174	Citrix Systems, Inc. (a)	11,917
211	Concur Technologies, Inc. (a)	10,931
549	MICROS Systems, Inc. (a)	24,075
361	Red Hat, Inc. (a)	16,457
147	Salesforce.com, Inc. (a)	19,431

		95,302

	Total Information Technology	437,435

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	35

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Materials — 3.5%
	Chemicals — 1.6%
301	Sherwin-Williams Co. (The)	25,201

	Containers & Packaging — 1.9%
457	Bemis Co., Inc.	14,929
268	Greif, Inc., Class A	16,595

		31,524

	Total Materials	56,725

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
887	tw telecom, inc. (a)	15,131

	Total Common Stocks (Cost $1,140,644)	1,609,305

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 1.6%
	Investment Company — 1.6%
26,596	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost $26,596)	26,596

Investments of Cash Collateral for Securities on Loan — 2.8%
	Investment Company — 2.8%
46,631	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $46,631)	46,631

	Total Investments — 102.6% (Cost $1,213,871)	1,682,532
	Liabilities in Excess of Other Assets — (2.6)%	(43,367)

	NET ASSETS — 100.0%	$1,639,165

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

Common Stocks — 96.0%
	Consumer Discretionary — 18.4%
	Distributors — 0.9%
1,142	Genuine Parts Co.	58,610

	Hotels, Restaurants & Leisure — 2.2%
954	Darden Restaurants, Inc.	44,311
1,221	Marriott International, Inc., Class A	50,733
936	Yum! Brands, Inc.	45,901

		140,945

	Household Durables — 1.9%
1,360	Fortune Brands, Inc.	81,952
1,200	Jarden Corp.	37,036

		118,988

	Internet & Catalog Retail — 0.8%
1,941	Expedia, Inc.	48,694

	Media — 4.4%
876	Cablevision Systems Corp., Class A	29,640
2,627	CBS Corp., Class B	50,048
2,308	Clear Channel Outdoor Holdings, Inc., Class A (a)	32,405
2,924	DISH Network Corp., Class A (a)	57,484
3,624	Gannett Co., Inc.	54,688
712	Omnicom Group, Inc.	32,587
50	Washington Post Co. (The), Class B (c)	21,984

		278,836

	Multiline Retail — 1.0%
2,464	Macy’s, Inc.	62,342

	Specialty Retail — 6.4%
185	AutoZone, Inc. (a)	50,369
1,479	Bed Bath & Beyond, Inc. (a)	72,683
5,614	Gap, Inc. (The)	124,303
1,390	Staples, Inc.	31,644
918	Tiffany & Co.	57,135
1,482	TJX Cos., Inc.	65,782

		401,916

	Textiles, Apparel & Luxury Goods — 0.8%
807	Phillips-Van Heusen Corp.	50,843

	Total Consumer Discretionary	1,161,174

	Consumer Staples — 5.5%
	Beverages — 1.1%
748	Brown-Forman Corp., Class B	52,095
505	Dr. Pepper Snapple Group, Inc.	17,756

		69,851

	Food & Staples Retailing — 1.2%
3,435	Safeway, Inc.	77,258

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Food Products — 2.3%
1,402	JM Smucker Co. (The)	92,061
821	Ralcorp Holdings, Inc. (a)	53,380

		145,441

	Household Products — 0.6%
521	Energizer Holdings, Inc. (a)	37,995

	Tobacco — 0.3%
230	Lorillard, Inc.	18,898

	Total Consumer Staples	349,443

	Energy — 8.6%
	Oil, Gas & Consumable Fuels — 8.6%
2,801	CVR Energy, Inc. (a)	42,518
1,256	Devon Energy Corp.	98,604
4,044	El Paso Corp.	55,639
1,666	EQT Corp.	74,721
607	Kinder Morgan Management LLC (a)	40,581
1,009	Newfield Exploration Co. (a)	72,723
1,732	Teekay Corp., (Canada)	57,296
4,092	Williams Cos., Inc. (The)	101,142

	Total Energy	543,224

	Financials — 23.9%
	Capital Markets — 2.9%
1,130	Ameriprise Financial, Inc.	65,054
348	LPL Investment Holdings, Inc. (a)	12,646
790	Northern Trust Corp.	43,752
985	T. Rowe Price Group, Inc.	63,603

		185,055

	Commercial Banks — 5.7%
1,926	BancorpSouth, Inc. (c)	30,712
1,012	BB&T Corp.	26,616
597	City National Corp.	36,601
583	Cullen/Frost Bankers, Inc.	35,627
3,402	Fifth Third Bancorp	49,937
815	M&T Bank Corp.	70,906
1,899	SunTrust Banks, Inc.	56,025
1,051	TCF Financial Corp. (c)	15,559
1,450	Zions Bancorp	35,141

		357,124

	Insurance — 10.3%
1,102	AON Corp.	50,721
247	Arch Capital Group Ltd., (Bermuda) (a)	21,784
2,392	Cincinnati Financial Corp.	75,814
3,040	Loews Corp.	118,271
5,989	Old Republic International Corp.	81,625
2,246	OneBeacon Insurance Group Ltd., Class A	34,050

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	37

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

Common Stocks — Continued
	Insurance — Continued
1,523	Principal Financial Group, Inc.	49,585
603	Symetra Financial Corp.	8,266
1,631	Transatlantic Holdings, Inc.	84,208
2,790	W.R. Berkley Corp.	76,401
2,385	XL Group plc, (Ireland)	52,041

		652,766

	Real Estate Investment Trusts (REITs) — 3.2%
917	HCP, Inc.	33,744
1,562	Kimco Realty Corp.	28,173
237	Public Storage	23,990
1,403	Regency Centers Corp.	59,267
721	Vornado Realty Trust	60,043

		205,217

	Real Estate Management & Development — 0.9%
3,089	Brookfield Properties Corp. (c)	54,146

	Thrifts & Mortgage Finance — 0.9%
214	Capitol Federal Financial, Inc.	2,543
3,705	People’s United Financial, Inc.	51,911

		54,454

	Total Financials	1,508,762

	Health Care — 6.0%
	Health Care Equipment & Supplies — 1.6%
1,208	Becton, Dickinson & Co.	102,117

	Health Care Providers & Services — 4.4%
901	AmerisourceBergen Corp.	30,732
1,014	Community Health Systems, Inc. (a)	37,909
1,736	Coventry Health Care, Inc. (a)	45,838
857	Humana, Inc. (a)	46,885
3,396	Lincare Holdings, Inc.	91,127
1,128	VCA Antech, Inc. (a)	26,262

		278,753

	Total Health Care	380,870

	Industrials — 8.8%
	Aerospace & Defense — 1.6%
634	Alliant Techsystems, Inc. (a)	47,162
717	L-3 Communications Holdings, Inc.	50,527

		97,689

	Commercial Services & Supplies — 1.8%
3,785	Republic Services, Inc.	113,031

	Electrical Equipment — 2.7%
1,142	AMETEK, Inc.	44,838
863	Cooper Industries plc	50,316

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Electrical Equipment — Continued
300	Regal-Beloit Corp.	20,055
754	Roper Industries, Inc.	57,665

		172,874

	Industrial Conglomerates — 0.9%
1,420	Carlisle Cos., Inc.	56,420

	Machinery — 1.8%
1,277	Snap-On, Inc.	72,258
707	WABCO Holdings, Inc. (a)	43,078

		115,336

	Total Industrials	555,350

	Information Technology — 5.4%
	Electronic Equipment, Instruments & Components — 3.4%
1,048	Amphenol Corp., Class A	55,313
1,484	Arrow Electronics, Inc. (a)	50,820
3,167	Tyco Electronics Ltd., (Switzerland)	112,098

		218,231

	IT Services — 1.0%
2,128	Jack Henry & Associates, Inc.	62,037

	Software — 1.0%
2,294	Synopsys, Inc. (a)	61,721

	Total Information Technology	341,989

	Materials — 6.5%
	Chemicals — 4.6%
1,363	Albemarle Corp.	76,047
905	PPG Industries, Inc.	76,050
867	Sherwin-Williams Co. (The)	72,604
982	Sigma-Aldrich Corp.	65,335

		290,036

	Containers & Packaging — 1.9%
1,367	Ball Corp.	92,995
572	Rock-Tenn Co., Class A	30,854

		123,849

	Total Materials	413,885

	Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 1.5%
1,426	CenturyLink, Inc.	65,829
1,846	Windstream Corp.	25,736

		91,565

	Wireless Telecommunication Services — 1.0%
2,053	Telephone & Data Systems, Inc.	64,725

	Total Telecommunication Services	156,290

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE ($)

Common Stocks — Continued
	Utilities — 10.4%
	Electric Utilities — 1.5%
663	Northeast Utilities	21,136
2,938	Westar Energy, Inc.	73,930

		95,066

	Gas Utilities — 2.9%
2,141	Energen Corp.	103,344
1,398	Oneok, Inc.	77,524

		180,868

	Multi-Utilities — 5.6%
5,358	CMS Energy Corp.	99,652
1,424	NSTAR	60,091
601	Sempra Energy	31,556
1,268	Wisconsin Energy Corp.	74,658
3,661	Xcel Energy, Inc.	86,212

		352,169

	Water Utilities — 0.4%
1,115	American Water Works Co., Inc.	28,208

	Total Utilities	656,311

	Total Common Stocks (Cost $4,711,925)	6,067,298

SHARES	SECURITY DESCRIPTION	VALUE ($)

Short-Term Investment — 3.9%
	Investment Company — 3.9%
248,101	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $248,101)	248,101

Investment of Cash Collateral for Securities on Loan — 0.9%
	Investment Company — 0.9%
60,214	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $60,214)	60,214

	Total Investments — 100.8% (Cost $5,020,240)	6,375,613
	Liabilities in Excess of Other Assets — (0.8)%	(52,574)

	NET ASSETS — 100.0%	$6,323,039

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	39

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — 99.6% (j)
	Common Stocks — 92.1%
	Consumer Discretionary — 19.1%
	Auto Components — 2.1%
27	Autoliv, Inc., (Sweden)	2,107
19	BorgWarner, Inc. (a)	1,394
91	Cooper Tire & Rubber Co.	2,147
147	Dana Holding Corp. (a)	2,534
32	Tenneco, Inc. (a)	1,321
45	TRW Automotive Holdings Corp. (a)	2,361

		11,864

	Automobiles — 0.4%
127	Ford Motor Co. (a)	2,133
10	Harley-Davidson, Inc.	345

		2,478

	Diversified Consumer Services — 2.3%
55	Apollo Group, Inc., Class A (a)	2,187
28	Career Education Corp. (a)	587
33	Coinstar, Inc. (a)	1,848
31	DeVry, Inc.	1,495
94	H&R Block, Inc.	1,123
33	ITT Educational Services, Inc. (a)	2,124
54	Sotheby’s	2,415
2	Strayer Education, Inc.	366
24	Weight Watchers International, Inc.	901

		13,046

	Hotels, Restaurants & Leisure — 2.3%
100	Brinker International, Inc.	2,095
36	Cracker Barrel Old Country Store, Inc.	1,945
41	Las Vegas Sands Corp. (a)	1,894
26	Penn National Gaming, Inc. (a)	903
30	Royal Caribbean Cruises Ltd. (a)	1,407
42	Starbucks Corp.	1,349
7	Starwood Hotels & Resorts Worldwide, Inc.	434
68	Wyndham Worldwide Corp.	2,040
15	Wynn Resorts Ltd.	1,515

		13,582

	Household Durables — 1.0%
150	D.R. Horton, Inc.	1,784
9	Harman International Industries, Inc. (a)	399
28	Jarden Corp.	863
51	Tempur-Pedic International, Inc. (a)	2,024
10	Whirlpool Corp.	930

		6,000

SHARES	SECURITY DESCRIPTION	VALUE($)

	Internet & Catalog Retail — 1.2%
13	Amazon.com, Inc. (a)	2,318
76	Expedia, Inc.	1,916
12	NetFlix, Inc. (a)	2,139
2	priceline.com, Inc. (a)	738

		7,111

	Leisure Equipment & Products — 0.9%
79	Brunswick Corp.	1,479
308	Eastman Kodak Co. (a)	1,652
29	Polaris Industries, Inc.	2,226

		5,357

	Media — 2.5%
124	CBS Corp., Class B	2,357
14	DISH Network Corp., Class A (a)	277
63	Gannett Co., Inc.	954
61	Liberty Global, Inc., Class A (a)	2,166
7	Liberty Media Corp. - Capital, Class A (a)	409
29	Liberty Media Corp. - Starz, Class A (a)	1,915
46	McGraw-Hill Cos., Inc. (The)	1,676
26	News Corp., Class A	378
50	Regal Entertainment Group, Class A	589
62	Valassis Communications, Inc. (a)	1,997
54	Virgin Media, Inc.	1,464

		14,182

	Multiline Retail — 0.5%
21	Dollar Tree, Inc. (a)	1,161
64	Macy’s, Inc.	1,612

		2,773

	Specialty Retail — 3.8%
29	Advance Auto Parts, Inc.	1,946
70	Aeropostale, Inc. (a)	1,728
32	AnnTaylor Stores Corp. (a)	872
3	AutoZone, Inc. (a)	944
16	Best Buy Co., Inc.	562
83	Cabela’s, Inc. (a)	1,801
75	Foot Locker, Inc.	1,467
60	GameStop Corp., Class A (a)	1,373
46	Jo-Ann Stores, Inc. (a)	2,772
51	Limited Brands, Inc.	1,558
16	Men’s Wearhouse, Inc. (The)	408
113	Pier 1 Imports, Inc. (a)	1,184
40	RadioShack Corp.	736
33	Ross Stores, Inc.	2,103
6	TJX Cos., Inc.	280
71	Williams-Sonoma, Inc.	2,518

		22,252

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — Continued
	Textiles, Apparel & Luxury Goods — 2.1%
28	Coach, Inc.	1,561
31	Deckers Outdoor Corp. (a)	2,439
23	Fossil, Inc. (a)	1,644
90	Iconix Brand Group, Inc. (a)	1,744
26	V.F. Corp.	2,261
42	Warnaco Group, Inc. (The) (a)	2,323

		11,972

	Total Consumer Discretionary	110,617

	Consumer Staples — 4.1%
	Beverages — 0.8%
40	Coca-Cola Enterprises, Inc.	1,005
92	Constellation Brands, Inc., Class A (a)	2,040
54	Dr. Pepper Snapple Group, Inc.	1,901

		4,946

	Food & Staples Retailing — 0.4%
50	Casey’s General Stores, Inc.	2,136

	Food Products — 1.5%
7	ConAgra Foods, Inc.	160
54	Corn Products International, Inc.	2,492
66	Dean Foods Co. (a)	584
20	Hormel Foods Corp.	1,047
98	Smithfield Foods, Inc. (a)	2,019
130	Tyson Foods, Inc., Class A	2,241

		8,543

	Household Products — 0.2%
18	Energizer Holdings, Inc. (a)	1,312

	Personal Products — 0.6%
27	Herbalife Ltd., (Cayman Islands)	1,869
54	Nu Skin Enterprises, Inc., Class A	1,624

		3,493

	Tobacco — 0.6%
42	Altria Group, Inc.	1,044
23	Lorillard, Inc.	1,870
19	Reynolds American, Inc.	608

		3,522

	Total Consumer Staples	23,952

	Energy — 7.5%
	Energy Equipment & Services — 2.7%
63	Atwood Oceanics, Inc. (a)	2,345
74	Complete Production Services, Inc. (a)	2,176
17	Diamond Offshore Drilling, Inc.	1,165
28	Halliburton Co.	1,129

SHARES	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — Continued
64	Helix Energy Solutions Group, Inc. (a)	779
80	McDermott International, Inc. (a)	1,647
19	Nabors Industries Ltd., (Bermuda) (a)	438
13	National Oilwell Varco, Inc.	906
23	Oil States International, Inc. (a)	1,482
56	Patterson-UTI Energy, Inc.	1,215
91	RPC, Inc.	1,657
9	Transocean Ltd., (Switzerland) (a)	651

		15,590

	Oil, Gas & Consumable Fuels — 4.8%
19	Apache Corp.	2,219
42	Arch Coal, Inc.	1,466
89	Chesapeake Energy Corp.	2,295
3	Chevron Corp.	272
21	Cimarex Energy Co.	1,850
31	Concho Resources, Inc. (a)	2,734
31	Devon Energy Corp.	2,411
41	Forest Oil Corp. (a)	1,547
12	Frontier Oil Corp. (a)	223
34	Frontline Ltd., (Bermuda)	868
35	Holly Corp.	1,414
10	Marathon Oil Corp.	376
30	Newfield Exploration Co. (a)	2,174
12	Noble Energy, Inc.	1,074
13	Occidental Petroleum Corp.	1,304
31	Peabody Energy Corp.	2,010
7	Sunoco, Inc.	294
9	Valero Energy Corp.	212
58	W&T Offshore, Inc.	1,034
16	Whiting Petroleum Corp. (a)	1,910

		27,687

	Total Energy	43,277

	Financials — 11.2%
	Capital Markets — 1.1%
89	American Capital Ltd. (a)	672
40	Ameriprise Financial, Inc.	2,295
81	Ares Capital Corp.	1,327
31	Bank of New York Mellon Corp. (The)	933
29	State Street Corp.	1,326

		6,553

	Commercial Banks — 2.7%
43	Bank of Hawaii Corp.	2,047
23	Cullen/Frost Bankers, Inc.	1,432
105	East West Bancorp, Inc.	2,062

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	41

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — Continued
	Commercial Banks — Continued
169	KeyCorp	1,494
19	M&T Bank Corp.	1,636
36	PNC Financial Services Group, Inc.	2,212
7	Prosperity Bancshares, Inc.	292
40	Signature Bank (a)	1,984
40	TCF Financial Corp.	597
23	U.S. Bancorp	626
41	Wells Fargo & Co.	1,286

		15,668

	Consumer Finance — 0.8%
50	Capital One Financial Corp.	2,139
175	SLM Corp. (a)	2,199

		4,338

	Insurance — 6.1%
31	ACE Ltd., (Switzerland)	1,959
42	Aflac, Inc.	2,344
37	Allied World Assurance Co. Holdings Ltd., (Switzerland)	2,175
22	Arch Capital Group Ltd., (Bermuda) (a)	1,922
56	Assurant, Inc.	2,172
115	Assured Guaranty Ltd., (Bermuda)	2,031
29	Chubb Corp.	1,753
179	CNO Financial Group, Inc. (a)	1,211
45	Endurance Specialty Holdings Ltd., (Bermuda)	2,095
3	Everest Re Group Ltd., (Bermuda)	270
72	Hartford Financial Services Group, Inc.	1,895
42	MBIA, Inc. (a)	498
103	Montpelier Re Holdings Ltd., (Bermuda)	2,051
51	Platinum Underwriters Holdings Ltd., (Bermuda)	2,305
74	Protective Life Corp.	1,979
36	Prudential Financial, Inc.	2,126
5	RenaissanceRe Holdings Ltd., (Bermuda)	287
38	StanCorp Financial Group, Inc.	1,716
32	Torchmark Corp.	1,928
35	Travelers Cos., Inc. (The)	1,927
24	W.R. Berkley Corp.	663

		35,307

	Real Estate Investment Trusts (REITs) — 0.5%
22	Douglas Emmett, Inc. (m)	365
51	Duke Realty Corp.	636
7	Equity Residential	363
2	Essex Property Trust, Inc.	208
10	Liberty Property Trust	314
5	Taubman Centers, Inc.	252

SHARES	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — Continued
9	Vornado Realty Trust	745

		2,883

	Total Financials	64,749

	Health Care — 10.4%
	Biotechnology — 1.7%
11	Amgen, Inc. (a)	582
44	Amylin Pharmaceuticals, Inc. (a)	646
30	Biogen Idec, Inc. (a)	1,987
35	Cephalon, Inc. (a)	2,151
36	Cubist Pharmaceuticals, Inc. (a)	771
45	Incyte Corp., Ltd. (a)	743
35	United Therapeutics Corp. (a)	2,193
21	Vertex Pharmaceuticals, Inc. (a)	732

		9,805

	Health Care Equipment & Supplies — 1.2%
97	Align Technology, Inc. (a)	1,899
35	Cooper Cos., Inc. (The)	1,989
12	Hill-Rom Holdings, Inc.	458
16	Hologic, Inc. (a)	304
13	St. Jude Medical, Inc. (a)	547
44	Thoratec Corp. (a)	1,251
5	Zimmer Holdings, Inc. (a)	287

		6,735

	Health Care Providers & Services — 4.2%
46	AMERIGROUP Corp. (a)	2,000
57	AmerisourceBergen Corp.	1,929
63	Cardinal Health, Inc.	2,423
60	CIGNA Corp.	2,198
58	Community Health Systems, Inc. (a)	2,178
40	Express Scripts, Inc. (a)	2,136
81	Health Management Associates, Inc., Class A (a)	768
46	Healthsouth Corp. (a)	961
36	Healthspring, Inc. (a)	965
38	Humana, Inc. (a)	2,106
21	Laboratory Corp. of America Holdings (a)	1,823
17	LifePoint Hospitals, Inc. (a)	623
77	Lincare Holdings, Inc.	2,071
4	McKesson Corp.	289
36	Medco Health Solutions, Inc. (a)	2,232

		24,702

	Life Sciences Tools & Services — 0.5%
4	Bio-Rad Laboratories, Inc., Class A (a)	450
22	Illumina, Inc. (a)	1,406
54	Parexel International Corp. (a)	1,150

		3,006

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — Continued
	Pharmaceuticals — 2.8%
62	Bristol-Myers Squibb Co.	1,652
58	Eli Lilly & Co.	2,023
61	Endo Pharmaceuticals Holdings, Inc. (a)	2,196
67	Forest Laboratories, Inc. (a)	2,138
100	Impax Laboratories, Inc. (a)	2,015
55	Medicis Pharmaceutical Corp., Class A	1,486
90	Nektar Therapeutics (a)	1,161
22	Par Pharmaceutical Cos., Inc. (a)	847
67	ViroPharma, Inc. (a)	1,168
77	Warner Chilcott plc, (Ireland), Class A	1,744

		16,430

	Total Health Care	60,678

	Industrials — 10.6%
	Aerospace & Defense — 1.5%
6	Esterline Technologies Corp. (a)	412
26	General Dynamics Corp.	1,810
10	Honeywell International, Inc.	532
14	L-3 Communications Holdings, Inc.	1,013
12	Lockheed Martin Corp.	846
33	Northrop Grumman Corp.	2,157
37	Raytheon Co.	1,697

		8,467

	Air Freight & Logistics — 0.7%
39	Atlas Air Worldwide Holdings, Inc. (a)	2,198
24	United Parcel Service, Inc., Class B	1,767

		3,965

	Airlines — 0.8%
45	Delta Air Lines, Inc. (a)	572
179	U.S. Airways Group, Inc. (a)	1,787
85	United Continental Holdings, Inc. (a)	2,020

		4,379

	Commercial Services & Supplies — 0.4%
23	Clean Harbors, Inc. (a)	1,926
36	R.R. Donnelley & Sons Co.	635

		2,561

	Construction & Engineering — 1.0%
70	KBR, Inc.	2,122
56	MasTec, Inc. (a)	817
26	Shaw Group, Inc. (The) (a)	874
42	URS Corp. (a)	1,750

		5,563

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electrical Equipment — 0.7%
19	AMETEK, Inc.	732
88	GrafTech International Ltd. (a)	1,754
37	Thomas & Betts Corp. (a)	1,769

		4,255

	Industrial Conglomerates — 0.7%
115	General Electric Co.	2,096
81	Textron, Inc.	1,924

		4,020

	Machinery — 3.6%
31	AGCO Corp. (a)	1,564
59	ArvinMeritor, Inc. (a)	1,210
22	Caterpillar, Inc.	2,020
13	CNH Global N.V., (Netherlands) (a)	624
16	Cummins, Inc.	1,728
19	Deere & Co.	1,551
16	Dover Corp.	919
6	Eaton Corp.	562
54	Kennametal, Inc.	2,114
35	Navistar International Corp. (a)	2,031
68	Oshkosh Corp. (a)	2,387
22	Parker Hannifin Corp.	1,890
44	Timken Co.	2,119

		20,719

	Marine — 0.3%
50	Alexander & Baldwin, Inc.	1,994

	Road & Rail — 0.3%
32	Norfolk Southern Corp.	2,015

	Trading Companies & Distributors — 0.6%
57	Applied Industrial Technologies, Inc.	1,836
68	United Rentals, Inc. (a)	1,552

		3,388

	Total Industrials	61,326

	Information Technology — 15.8%
	Communications Equipment — 3.2%
15	Acme Packet, Inc. (a)	812
83	Arris Group, Inc. (a)	932
14	F5 Networks, Inc. (a)	1,841
43	Harris Corp.	1,969
65	InterDigital, Inc. (a)	2,707
143	JDS Uniphase Corp. (a)	2,074
246	Motorola, Inc. (a)	2,231
60	Plantronics, Inc.	2,242

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	43

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — Continued
	Communications Equipment — Continued
58	Riverbed Technology, Inc. (a)	2,028
244	Tellabs, Inc.	1,658

		18,494

	Computers & Peripherals — 1.1%
102	Dell, Inc. (a)	1,380
37	Diebold, Inc.	1,192
56	Lexmark International, Inc., Class A (a)	1,953
41	SanDisk Corp. (a)	2,058

		6,583

	Electronic Equipment, Instruments & Components — 2.4%
35	Anixter International, Inc.	2,092
62	Arrow Electronics, Inc. (a)	2,123
58	Avnet, Inc. (a)	1,901
18	Corning, Inc.	339
27	Itron, Inc. (a)	1,517
142	Power-One, Inc. (a)	1,448
11	SYNNEX Corp. (a)	354
25	Tech Data Corp. (a)	1,113
24	Tyco Electronics Ltd., (Switzerland)	853
145	Vishay Intertechnology, Inc. (a)	2,129

		13,869

	Internet Software & Services — 0.9%
11	GSI Commerce, Inc. (a)	254
67	IAC/InterActiveCorp. (a)	1,912
19	Sohu.com, Inc., (China) (a)	1,230
58	VeriSign, Inc.	1,899

		5,295

	IT Services — 2.3%
44	Accenture plc, (Ireland), Class A	2,149
35	Alliance Data Systems Corp. (a)	2,456
34	Amdocs Ltd., (United Kingdom) (a)	948
88	Broadridge Financial Solutions, Inc.	1,940
28	CACI International, Inc., Class A (a)	1,493
18	Computer Sciences Corp.	913
38	iGate Corp.	745
25	Lender Processing Services, Inc.	742
52	VeriFone Systems, Inc. (a)	1,997

		13,383

	Semiconductors & Semiconductor Equipment — 4.1%
262	Advanced Micro Devices, Inc. (a)	2,142
5	Altera Corp.	182
87	Applied Materials, Inc.	1,226
104	Fairchild Semiconductor International, Inc. (a)	1,624
161	GT Solar International, Inc. (a)	1,467

SHARES	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — Continued
56	KLA-Tencor Corp.	2,177
39	Lam Research Corp. (a)	2,012
264	Micron Technology, Inc. (a)	2,121
134	National Semiconductor Corp.	1,845
68	Novellus Systems, Inc. (a)	2,194
96	ON Semiconductor Corp. (a)	952
216	RF Micro Devices, Inc. (a)	1,585
168	Teradyne, Inc. (a)	2,355
51	Veeco Instruments, Inc. (a)	2,202

		24,084

	Software — 1.8%
155	Activision Blizzard, Inc.	1,932
34	BMC Software, Inc. (a)	1,595
40	CA, Inc.	975
45	Cadence Design Systems, Inc. (a)	374
83	Microsoft Corp.	2,308
69	Oracle Corp.	2,153
17	Quest Software, Inc. (a)	485
8	Rovi Corp. (a)	471

		10,293

	Total Information Technology	92,001

	Materials — 7.4%
	Chemicals — 3.9%
38	Albemarle Corp.	2,114
46	Cabot Corp.	1,722
44	Celanese Corp., Class A	1,822
40	Cytec Industries, Inc.	2,106
41	E.l. du Pont de Nemours & Co.	2,023
30	Eastman Chemical Co.	2,492
82	Ferro Corp. (a)	1,199
21	Lubrizol Corp.	2,202
35	Nalco Holding Co.	1,125
25	OM Group, Inc. (a)	953
75	PolyOne Corp. (a)	936
59	Rockwood Holdings, Inc. (a)	2,321
82	Solutia, Inc. (a)	1,886

		22,901

	Containers & Packaging — 0.8%
18	Ball Corp.	1,227
9	Crown Holdings, Inc. (a)	309
38	Rock-Tenn Co., Class A	2,047
36	Sealed Air Corp.	918

		4,501

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — Continued
	Metals & Mining — 2.3%
43	Alcoa, Inc.	663
37	Cliffs Natural Resources, Inc.	2,860
24	Freeport-McMoRan Copper & Gold, Inc.	2,835
11	Newmont Mining Corp.	659
5	Reliance Steel & Aluminum Co.	265
98	Thompson Creek Metals Co., Inc., (Canada) (a)	1,443
89	Titanium Metals Corp. (a)	1,532
21	Walter Energy, Inc.	2,717
23	Worthington Industries, Inc.	417

		13,391

	Paper & Forest Products — 0.4%
29	Domtar Corp., (Canada)	2,235

	Total Materials	43,028

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
20	AT&T, Inc.	576
54	Verizon Communications, Inc.	1,943

	Total Telecommunication Services	2,519

	Utilities — 5.6%
	Electric Utilities — 2.4%
27	Cleco Corp.	835
80	DPL, Inc.	2,068
87	Duke Energy Corp.	1,550
5	Edison International	192
32	El Paso Electric Co. (a)	872
27	Entergy Corp.	1,939
32	Exelon Corp.	1,316
33	Great Plains Energy, Inc.	640
14	ITC Holdings Corp.	873
128	PNM Resources, Inc.	1,671
80	Portland General Electric Co.	1,730
11	UniSource Energy Corp.	389

		14,075

	Gas Utilities — 1.3%
41	Atmos Energy Corp.	1,266
27	Oneok, Inc.	1,500
111	Questar Corp.	1,937
14	South Jersey Industries, Inc.	729
24	Southwest Gas Corp.	891
44	UGI Corp.	1,382

		7,705

SHARES	SECURITY DESCRIPTION	VALUE($)

	Independent Power Producers & Energy Traders — 0.9%
77	AES Corp. (The) (a)	940
66	Constellation Energy Group, Inc.	2,029
100	NRG Energy, Inc. (a)	1,952

		4,921

	Multi-Utilities — 0.7%
67	Ameren Corp.	1,902
107	CMS Energy Corp.	1,998
21	NiSource, Inc.	366

		4,266

	Water Utilities — 0.3%
55	American Water Works Co., Inc.	1,385

	Total Utilities	32,352

	Total Common Stocks (Cost $427,535)	534,499

	Short-Term Investment — 7.5%
	Investment Companies — 7.5%
43,490	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $43,490)	43,490

	Total Investments — 99.6% (Cost $471,025)	577,989
	Other Assets in Excess of Liabilities — 0.4%	2,425

	NET ASSETS — 100.0%	$580,414

Short Positions — 93.3%
	Common Stocks — 93.3%
	Consumer Discretionary — 9.4%
	Auto Components — 0.2%
34	Gentex Corp.	1,005

	Distributors — 0.0% (g)
8	LKQ Corp. (a)	189

	Diversified Consumer Services — 0.2%
85	Regis Corp.	1,411

	Hotels, Restaurants & Leisure — 2.0%
9	Bally Technologies, Inc. (a)	382
3	Chipotle Mexican Grill, Inc. (a)	706
2	Choice Hotels International, Inc.	73
54	Gaylord Entertainment Co. (a)	1,943
60	Jack in the Box, Inc. (a)	1,278
146	MGM Resorts International (a)	2,170
32	Orient-Express Hotels Ltd., (Bermuda), Class A (a)	415
23	Vail Resorts, Inc. (a)	1,180

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	45

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Short Positions — Continued
	Hotels, Restaurants & Leisure — Continued
336	Wendy’s/Arby’s Group, Inc., Class A	1,551
44	WMS Industries, Inc. (a)	1,994
4	Yum! Brands, Inc.	176

		11,868

	Household Durables — 1.4%
96	Lennar Corp., Class A	1,801
71	MDC Holdings, Inc.	2,044
2	NVR, Inc. (a)	1,652
162	Pulte Group, Inc. (a)	1,218
25	Stanley Black & Decker, Inc.	1,655

		8,370

	Internet & Catalog Retail — 0.1%
13	HSN, Inc. (a)	398

	Media — 1.6%
65	DreamWorks Animation SKG, Inc., Class A (a)	1,909
72	Live Nation Entertainment, Inc. (a)	821
91	New York Times Co. (The), Class A (a)	888
23	Scripps Networks Interactive, Inc., Class A	1,188
45	Thomson Reuters Corp.	1,687
40	Viacom, Inc., Class B	1,601
34	Walt Disney Co. (The)	1,275

		9,369

	Multiline Retail — 0.6%
81	99 Cents Only Stores (a)	1,287
54	J.C. Penney Co., Inc.	1,741
7	Kohl’s Corp. (a)	388

		3,416

	Specialty Retail — 2.5%
81	Aaron’s, Inc.	1,649
3	Abercrombie & Fitch Co., Class A	200
67	CarMax, Inc. (a)	2,144
49	Chico’s FAS, Inc.	594
20	Children’s Place Retail Stores, Inc. (The) (a)	1,005
27	Dick’s Sporting Goods, Inc. (a)	1,004
22	Home Depot, Inc.	769
70	Lowe’s Cos., Inc.	1,758
293	Office Depot, Inc. (a)	1,585
83	Penske Automotive Group, Inc. (a)	1,439
92	Staples, Inc.	2,084

		14,231

	Textiles, Apparel & Luxury Goods — 0.8%
19	Columbia Sportswear Co.	1,132
24	Jones Group, Inc. (The)	379

SHARES	SECURITY DESCRIPTION	VALUE($)

	Textiles, Apparel & Luxury Goods — Continued
30	Phillips-Van Heusen Corp.	1,893
19	Under Armour, Inc., Class A (a)	1,064

		4,468

	Total Consumer Discretionary	54,725

	Consumer Staples — 6.3%
	Beverages — 0.7%
26	Brown-Forman Corp., Class B	1,823
55	Central European Distribution Corp. (a)	1,254
12	Coca-Cola Co. (The)	799

		3,876

	Food & Staples Retailing — 1.9%
48	BJ’s Wholesale Club, Inc. (a)	2,278
18	Costco Wholesale Corp.	1,331
64	CVS Caremark Corp.	2,226
170	SUPERVALU, Inc.	1,638
36	United Natural Foods, Inc. (a)	1,339
29	Walgreen Co.	1,137
26	Whole Foods Market, Inc. (a)	1,296

		11,245

	Food Products — 2.7%
13	Archer-Daniels-Midland Co.	377
37	Bunge Ltd.	2,445
22	Diamond Foods, Inc.	1,191
39	Flowers Foods, Inc.	1,054
58	Green Mountain Coffee Roasters, Inc. (a)	1,909
27	Hain Celestial Group, Inc. (The) (a)	736
30	Kellogg Co.	1,510
67	Kraft Foods, Inc., Class A	2,121
26	McCormick & Co., Inc. (Non-Voting)	1,195
37	Mead Johnson Nutrition Co.	2,277
6	Ralcorp Holdings, Inc. (a)	397
17	Sanderson Farms, Inc.	678

		15,890

	Household Products — 0.6%
8	Church & Dwight Co., Inc.	521
30	Clorox Co.	1,906
18	Kimberly-Clark Corp.	1,111

		3,538

	Personal Products — 0.2%
32	Avon Products, Inc.	922

	Tobacco — 0.2%
23	Universal Corp.	927

	Total Consumer Staples	36,398

SEE NOTES TO FINANCIAL STATEMENTS

46	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)

Short Positions — Continued
	Energy — 10.4%
	Energy Equipment & Services — 2.8%
15	Baker Hughes, Inc.	839
12	Cameron International Corp. (a)	598
2	CARBO Ceramics, Inc.	192
72	Exterran Holdings, Inc. (a)	1,713
16	FMC Technologies, Inc. (a)	1,389
139	ION Geophysical Corp. (a)	1,175
182	Key Energy Services, Inc. (a)	2,365
64	Pride International, Inc. (a)	2,121
26	Schlumberger Ltd.	2,179
40	Tidewater, Inc.	2,161
70	Weatherford International Ltd., (Switzerland) (a)	1,599

		16,331

	Oil, Gas & Consumable Fuels — 7.6%
8	Alpha Natural Resources, Inc. (a)	504
58	Cabot Oil & Gas Corp.	2,189
86	Cobalt International Energy, Inc. (a)	1,054
82	Comstock Resources, Inc. (a)	2,019
52	Consol Energy, Inc.	2,522
34	Continental Resources, Inc. (a)	2,010
85	Denbury Resources, Inc. (a)	1,624
21	EOG Resources, Inc.	1,903
57	EQT Corp.	2,551
13	Exxon Mobil Corp.	959
5	Hess Corp.	378
42	Massey Energy Co.	2,233
111	McMoRan Exploration Co. (a)	1,900
25	Murphy Oil Corp.	1,877
30	Nordic American Tanker Shipping, (Bermuda)	771
57	Overseas Shipholding Group, Inc.	2,011
83	Patriot Coal Corp. (a)	1,610
65	Plains Exploration & Production Co. (a)	2,081
47	Range Resources Corp.	2,098
395	SandRidge Energy, Inc. (a)	2,889
43	Southwestern Energy Co. (a)	1,612
98	Spectra Energy Corp.	2,457
68	Teekay Corp., (Canada)	2,235
93	Tesoro Corp. (a)	1,729
31	Williams Cos., Inc. (The)	777

		43,993

	Total Energy	60,324

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Financials — 11.9%
	Capital Markets — 3.9%
105	Apollo Investment Corp.	1,163
124	Charles Schwab Corp. (The)	2,127
118	E*Trade Financial Corp. (a)	1,882
28	Greenhill & Co., Inc.	2,305
11	Invesco Ltd.	270
205	Janus Capital Group, Inc.	2,662
81	Jefferies Group, Inc.	2,150
103	Knight Capital Group, Inc., Class A (a)	1,424
179	MF Global Holdings Ltd. (a)	1,493
36	Morgan Stanley	978
80	SEI Investments Co.	1,896
39	Stifel Financial Corp. (a)	2,403
95	TD AMERITRADE Holding Corp.	1,803

		22,556

	Commercial Banks — 3.4%
139	Associated Banc-Corp.	2,107
110	BancorpSouth, Inc.	1,760
43	Comerica, Inc.	1,798
85	First Horizon National Corp. (a)	1,003
31	Iberiabank Corp.	1,809
338	Marshall & Ilsley Corp.	2,342
3	Popular, Inc. (a)	9
243	Regions Financial Corp.	1,698
12	SunTrust Banks, Inc.	368
86	Susquehanna Bancshares, Inc.	828
895	Synovus Financial Corp.	2,363
135	Umpqua Holdings Corp.	1,641
79	Zions Bancorp	1,907

		19,633

	Diversified Financial Services — 0.5%
122	Citigroup, Inc. (a)	579
4	CME Group, Inc.	1,257
22	MSCI, Inc., Class A (a)	860

		2,696

	Insurance — 1.9%
35	Alterra Capital Holdings Ltd., (Bermuda)	754
57	Cincinnati Financial Corp.	1,807
44	CNA Financial Corp. (a)	1,187
37	First American Financial Corp.	550
149	Genworth Financial, Inc., Class A (a)	1,953
5	Markel Corp. (a)	1,860
37	Marsh & McLennan Cos., Inc.	1,022
159	Old Republic International Corp.	2,164

		11,297

SEE NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	47

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Short Positions — Continued
	Real Estate Investment Trusts (REITs) — 0.8%
15	BRE Properties, Inc.	643
37	Colonial Properties Trust	663
108	DCT Industrial Trust, Inc.	572
48	Developers Diversified Realty Corp.	673
41	Equity One, Inc.	744
85	Weyerhaeuser Co.	1,616

		4,911

	Thrifts & Mortgage Finance — 1.4%
101	Hudson City Bancorp, Inc.	1,289
134	MGIC Investment Corp. (a)	1,366
115	NewAlliance Bancshares, Inc.	1,728
149	People’s United Financial, Inc.	2,085
98	Washington Federal, Inc.	1,666

		8,134

	Total Financials	69,227

	Health Care — 10.7%
	Biotechnology — 1.1%
26	Acorda Therapeutics, Inc. (a)	713
11	Alexion Pharmaceuticals, Inc. (a)	899
26	Dendreon Corp. (a)	918
40	Gilead Sciences, Inc. (a)	1,435
37	Myriad Genetics, Inc. (a)	842
6	Onyx Pharmaceuticals, Inc. (a)	204
19	Pharmasset, Inc. (a)	815
20	Theravance, Inc. (a)	508

		6,334

	Health Care Equipment & Supplies — 3.4%
65	Alere, Inc. (a)	2,362
7	Becton, Dickinson & Co.	580
169	Boston Scientific Corp. (a)	1,280
60	DENTSPLY International, Inc.	2,036
36	Edwards Lifesciences Corp. (a)	2,895
28	Haemonetics Corp. (a)	1,790
19	IDEXX Laboratories, Inc. (a)	1,333
46	Immucor, Inc. (a)	916
65	Masimo Corp.	1,887
37	Medtronic, Inc.	1,368
38	NxStage Medical, Inc. (a)	952
23	ResMed, Inc. (a)	805
39	West Pharmaceutical Services, Inc.	1,609

		19,813

	Health Care Providers & Services — 3.2%
121	Brookdale Senior Living, Inc. (a)	2,597
74	Centene Corp. (a)	1,872

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — Continued
52	Coventry Health Care, Inc. (a)	1,368
12	HMS Holdings Corp. (a)	773
16	Mednax, Inc. (a)	1,085
5	Owens & Minor, Inc.	137
17	Patterson Cos., Inc.	535
91	PSS World Medical, Inc. (a)	2,061
208	Tenet Healthcare Corp. (a)	1,394
30	Universal Health Services, Inc., Class B	1,298
76	VCA Antech, Inc. (a)	1,762
71	WellCare Health Plans, Inc. (a)	2,154
26	WellPoint, Inc. (a)	1,478

		18,514

	Health Care Technology — 0.6%
77	MedAssets, Inc. (a)	1,562
30	Quality Systems, Inc.	2,063

		3,625

	Life Sciences Tools & Services — 1.0%
32	Covance, Inc. (a)	1,654
5	Mettler-Toledo International, Inc., (Switzerland) (a)	797
39	Thermo Fisher Scientific, Inc. (a)	2,133
18	Waters Corp. (a)	1,403

		5,987

	Pharmaceuticals — 1.4%
82	Auxilium Pharmaceuticals, Inc. (a)	1,739
32	Hospira, Inc. (a)	1,769
57	Merck & Co., Inc.	2,057
45	Watson Pharmaceuticals, Inc. (a)	2,339

		7,904

	Total Health Care	62,177

	Industrials — 14.8%
	Aerospace & Defense — 1.8%
50	DigitalGlobe, Inc. (a)	1,598
24	Goodrich Corp.	2,113
89	Hexcel Corp. (a)	1,615
17	Precision Castparts Corp.	2,388
12	Rockwell Collins, Inc.	696
100	Spirit Aerosystems Holdings, Inc., Class A (a)	2,090

		10,500

	Air Freight & Logistics — 0.4%
25	C.H. Robinson Worldwide, Inc.	2,031

	Airlines — 0.4%
288	AMR Corp. (a)	2,243

SEE NOTES TO FINANCIAL STATEMENTS

48	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)

Short Positions — Continued
	Building Products — 1.2%
40	Lennox International, Inc.	1,885
69	Masco Corp.	871
55	Owens Corning (a)	1,703
165	USG Corp. (a)	2,770

		7,229

	Commercial Services & Supplies — 2.2%
45	Copart, Inc. (a)	1,689
44	Corrections Corp. of America (a)	1,107
53	GEO Group, Inc. (The) (a)	1,319
35	Herman Miller, Inc.	896
25	HNI Corp.	774
66	Republic Services, Inc.	1,957
23	Stericycle, Inc. (a)	1,846
58	Waste Connections, Inc.	1,597
49	Waste Management, Inc.	1,794

		12,979

	Construction & Engineering — 1.7%
39	Aecom Technology Corp. (a)	1,102
35	Fluor Corp.	2,348
50	Foster Wheeler AG, (Switzerland) (a)	1,719
53	Jacobs Engineering Group, Inc. (a)	2,411
106	Quanta Services, Inc. (a)	2,102

		9,682

	Electrical Equipment — 1.0%
30	Acuity Brands, Inc.	1,724
23	American Superconductor Corp. (a)	656
25	Cooper Industries plc	1,463
22	Polypore International, Inc. (a)	888
6	Regal-Beloit Corp.	380
11	Roper Industries, Inc.	825

		5,936

	Machinery — 3.2%
18	Flowserve Corp.	2,161
72	Harsco Corp.	2,050
16	Ingersoll-Rand plc, (Ireland)	773
9	Kaydon Corp.	384
21	Lincoln Electric Holdings, Inc.	1,353
160	Manitowoc Co., Inc. (The)	2,096
16	PACCAR, Inc.	916
82	Terex Corp. (a)	2,536
77	Trinity Industries, Inc.	2,048
23	Valmont Industries, Inc.	2,081
35	Wabtec Corp.	1,863

		18,261

SHARES	SECURITY DESCRIPTION	VALUE($)

	Marine — 0.0% (g)
1	Kirby Corp. (a)	25

	Professional Services — 1.6%
22	Dun & Bradstreet Corp.	1,818
42	FTI Consulting, Inc. (a)	1,577
21	Manpower, Inc.	1,297
61	Robert Half International, Inc.	1,852
39	Towers Watson & Co., Class A	2,014
25	Verisk Analytics, Inc., Class A (a)	850

		9,408

	Road & Rail — 0.9%
69	Avis Budget Group, Inc. (a)	1,070
166	Hertz Global Holdings, Inc. (a)	2,411
85	Knight Transportation, Inc.	1,618

		5,099

	Trading Companies & Distributors — 0.4%
41	Fastenal Co.	2,438

	Total Industrials	85,831

	Information Technology — 16.4%
	Communications Equipment — 1.8%
108	Aruba Networks, Inc. (a)	2,250
389	Brocade Communications Systems, Inc. (a)	2,060
130	Ciena Corp. (a)	2,745
9	Juniper Networks, Inc. (a)	347
25	QUALCOMM, Inc.	1,234
45	ViaSat, Inc. (a)	2,005

		10,641

	Computers & Peripherals — 0.8%
1	Apple, Inc. (a)	192
99	EMC Corp. (a)	2,266
3	NetApp, Inc. (a)	170
74	Seagate Technology plc, (Ireland) (a)	1,113
32	Western Digital Corp. (a)	1,078

		4,819

	Electronic Equipment, Instruments & Components — 1.3%
15	Amphenol Corp., Class A	779
66	FLIR Systems, Inc. (a)	1,961
83	Ingram Micro, Inc., Class A (a)	1,591
37	L-1 Identity Solutions, Inc. (a)	437
60	Molex, Inc.	1,355
39	Plexus Corp. (a)	1,196

		7,319

SEE NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	49

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Short Positions — Continued
	Internet Software & Services — 1.9%
29	Digital River, Inc. (a)	1,001
79	eBay, Inc. (a)	2,189
22	Equinix, Inc. (a)	1,792
41	SAVVIS, Inc. (a)	1,050
37	VistaPrint N.V., (Netherlands) (a)	1,690
27	WebMD Health Corp. (a)	1,393
113	Yahoo!, Inc. (a)	1,880

		10,995

	IT Services — 2.4%
39	Automatic Data Processing, Inc.	1,825
88	CoreLogic, Inc.	1,624
74	Fidelity National Information Services, Inc.	2,030
14	Gartner, Inc. (a)	464
39	Global Payments, Inc.	1,815
11	International Business Machines Corp.	1,573
79	Paychex, Inc.	2,451
15	Sapient Corp.	185
71	Total System Services, Inc.	1,092
2	Visa, Inc., Class A	169
14	Wright Express Corp. (a)	638

		13,866

	Semiconductors & Semiconductor Equipment — 4.0%
27	Atheros Communications, Inc. (a)	954
36	Atmel Corp. (a)	446
40	Broadcom Corp., Class A	1,735
28	Cavium Networks, Inc. (a)	1,047
31	Cree, Inc. (a)	2,055
18	Hittite Microwave Corp. (a)	1,086
59	Linear Technology Corp.	2,027
180	MEMC Electronic Materials, Inc. (a)	2,025
43	NetLogic Microsystems, Inc. (a)	1,362
138	NVIDIA Corp. (a)	2,128
193	PMC-Sierra, Inc. (a)	1,662
27	Power Integrations, Inc.	1,066
61	Semtech Corp. (a)	1,389
37	Silicon Laboratories, Inc. (a)	1,697
81	Skyworks Solutions, Inc. (a)	2,311

		22,990

	Software — 4.2%
44	Ariba, Inc. (a)	1,033
79	AsiaInfo-Linkage, Inc., (China) (a)	1,309
42	Blackboard, Inc. (a)	1,723
189	Compuware Corp. (a)	2,204
45	Concur Technologies, Inc. (a)	2,321

SHARES	SECURITY DESCRIPTION	VALUE($)

	Software — Continued
24	Fortinet, Inc. (a)	778
46	Informatica Corp. (a)	2,045
65	JDA Software Group, Inc. (a)	1,829
35	NetSuite, Inc. (a)	873
27	Pegasystems, Inc.	973
44	Red Hat, Inc. (a)	2,006
3	Salesforce.com, Inc. (a)	384
93	SolarWinds, Inc. (a)	1,789
72	SuccessFactors, Inc. (a)	2,075
73	Synopsys, Inc. (a)	1,976
18	Taleo Corp., Class A (a)	507
9	VMware, Inc., Class A (a)	827

		24,652

	Total Information Technology	95,282

	Materials — 7.5%
	Chemicals — 2.8%
21	Air Products & Chemicals, Inc.	1,909
17	CF Industries Holdings, Inc.	2,294
23	Dow Chemical Co. (The)	798
37	Ecolab, Inc.	1,853
12	FMC Corp.	956
51	H.B. Fuller Co.	1,042
8	Intrepid Potash, Inc. (a)	297
35	Monsanto Co.	2,456
27	Mosaic Co. (The)	2,060
12	Praxair, Inc.	1,110
50	RPM International, Inc.	1,096
5	Sherwin-Williams Co. (The)	404

		16,275

	Construction Materials — 1.2%
64	Eagle Materials, Inc.	1,822
25	Martin Marietta Materials, Inc.	2,300
18	Texas Industries, Inc.	847
49	Vulcan Materials Co.	2,160

		7,129

	Containers & Packaging — 1.0%
30	Aptargroup, Inc.	1,446
33	Bemis Co., Inc.	1,069
51	Owens-Illinois, Inc. (a)	1,574
7	Packaging Corp. of America	185
45	Silgan Holdings, Inc.	1,629

		5,903

SEE NOTES TO FINANCIAL STATEMENTS

50	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)

Short Positions — Continued
	Metals & Mining — 2.1%
139	AK Steel Holding Corp.	2,270
43	Allegheny Technologies, Inc.	2,393
1	Coeur d’Alene Mines Corp. (a)	31
19	Compass Minerals International, Inc.	1,708
28	Nucor Corp.	1,210
45	Royal Gold, Inc.	2,438
36	United States Steel Corp.	2,129

		12,179

	Paper & Forest Products — 0.4%
77	Louisiana-Pacific Corp. (a)	729
24	Schweitzer-Mauduit International, Inc.	1,538

		2,267

	Total Materials	43,753

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.7%
30	AboveNet, Inc.	1,772
13	CenturyLink, Inc.	577
154	Frontier Communications Corp.	1,498

		3,847

	Wireless Telecommunication Services — 0.3%
36	American Tower Corp., Class A (a)	1,863

	Total Telecommunication Services	5,710

	Utilities — 4.9%
	Electric Utilities — 2.1%
9	American Electric Power Co., Inc.	335
17	Hawaiian Electric Industries, Inc.	377
40	IDACORP, Inc.	1,474
36	NextEra Energy, Inc.	1,864
77	Northeast Utilities	2,453
78	NV Energy, Inc.	1,098
44	Progress Energy, Inc.	1,904
49	Southern Co.	1,866
36	UIL Holdings Corp.	1,087

		12,458

SHARES	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — 0.8%
29	National Fuel Gas Co.	1,903
24	Northwest Natural Gas Co.	1,097
43	WGL Holdings, Inc.	1,533

		4,533

	Independent Power Producers & Energy Traders — 0.5%
117	Calpine Corp. (a)	1,556
217	GenOn Energy, Inc. (a)	826
17	Ormat Technologies, Inc.	514

		2,896

	Multi-Utilities — 1.5%
12	Avista Corp.	274
40	Consolidated Edison, Inc.	1,979
40	Dominion Resources, Inc.	1,708
67	MDU Resources Group, Inc.	1,353
39	PG&E Corp.	1,863
26	SCANA Corp.	1,046
7	Vectren Corp.	173

		8,396

	Total Utilities	28,283

	Total Common Stocks (Cost $496,235)	541,710

NUMBER OF RIGHTS
Right — 0.0% (g)
	Health Care — 0.0% (g)
1	Fresenius Kabi Pharmaceuticals Holding, Inc., (Germany), expiring 06/30/11 (a) (Cost $—)	—	(h)

	Total Short Positions (Proceeds $496,235)	541,710

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	51

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 94.0%
	Consumer Discretionary — 14.2%
	Distributors — 1.1%
169	Genuine Parts Co.	8,676

	Hotels, Restaurants & Leisure — 0.3%
221	Monarch Casino & Resort, Inc. (a)	2,767

	Household Durables — 0.8%
104	Fortune Brands, Inc.	6,290

	Internet & Catalog Retail — 0.9%
302	Expedia, Inc.	7,570

	Media — 4.2%
259	AH Belo Corp., Class A (a)	2,252
350	Belo Corp., Class A (a)	2,475
111	Cablevision Systems Corp., Class A	3,739
221	Clear Channel Outdoor Holdings, Inc., Class A (a)	3,097
203	DISH Network Corp., Class A (a)	3,995
275	Entercom Communications Corp., Class A (a)	3,182
425	Gannett Co., Inc.	6,412
480	LIN TV Corp., Class A (a)	2,544
108	Time Warner, Inc.	3,462
7	Washington Post Co. (The), Class B	3,208

		34,366

	Multiline Retail — 1.5%
167	Sears Holdings Corp. (a)	12,309

	Specialty Retail — 5.4%
26	AutoZone, Inc. (a)	6,951
157	Bed Bath & Beyond, Inc. (a)	7,736
798	Gap, Inc. (The)	17,674
186	Home Depot, Inc.	6,518
124	TJX Cos., Inc.	5,518

		44,397

	Total Consumer Discretionary	116,375

	Consumer Staples — 6.1%
	Beverages — 0.8%
88	Diageo plc, (United Kingdom), ADR	6,526

	Food & Staples Retailing — 2.3%
267	Walgreen Co.	10,398
157	Wal-Mart Stores, Inc.	8,451

		18,849

	Food Products — 1.3%
159	JM Smucker Co. (The)	10,465

	Household Products — 1.1%
141	Procter & Gamble Co. (The)	9,045

SHARES		SECURITY DESCRIPTION	VALUE($)

		Tobacco — 0.6%
200		Altria Group, Inc.	4,924

		Total Consumer Staples	49,809

		Energy — 11.9%
		Oil, Gas & Consumable Fuels — 11.9%
327		Devon Energy Corp.	25,657
441		El Paso Corp.	6,072
196		Energy Transfer Equity LP	7,658
286		Exxon Mobil Corp.	20,898
59		Kinder Morgan Management LLC (a)	3,965
208		NuStar GP Holdings LLC	7,542
498		Teekay Corp., (Canada)	16,477
351		Williams Cos., Inc. (The)	8,669

		Total Energy	96,938

		Financials — 31.5%
		Capital Markets — 2.4%
107		Ameriprise Financial, Inc.	6,163
473		Charles Schwab Corp. (The)	8,100
176		W.P. Carey & Co. LLC	5,507

			19,770

		Commercial Banks — 6.3%
88		M&T Bank Corp.	7,669
155		SunTrust Banks, Inc.	4,583
321		U.S. Bancorp	8,644
983		Wells Fargo & Co.	30,466

			51,362

		Consumer Finance — 1.1%
211		Capital One Financial Corp.	8,989

		Diversified Financial Services — 2.3%
542		Bank of America Corp.	7,225
2,484		Citigroup, Inc. (a)	11,748

			18,973

		Insurance — 12.5%
122		AON Corp.	5,595
—	(h)	Berkshire Hathaway, Inc., Class A (a)	6,023
182		Cincinnati Financial Corp.	5,771
328		Fortegra Financial Corp. (a)	3,629
236		Genworth Financial, Inc., Class A (a)	3,096
728		Loews Corp.	28,342
184		MetLife, Inc.	8,190
387		Old Republic International Corp.	5,273
163		OneBeacon Insurance Group Ltd., Class A	2,478
139		ProAssurance Corp. (a)	8,423
72		Prudential Financial, Inc.	4,198

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Insurance — Continued
186	Symetra Financial Corp.	2,541
189	Transatlantic Holdings, Inc.	9,730
321	W.R. Berkley Corp.	8,792

		102,081

	Real Estate Investment Trusts (REITs) — 4.8%
203	Agree Realty Corp.	5,324
349	Annaly Capital Management, Inc.	6,247
569	Cousins Properties, Inc.	4,749
291	Excel Trust, Inc.	3,515
146	Getty Realty Corp.	4,564
95	National Health Investors, Inc.	4,279
110	Regency Centers Corp.	4,651
247	Starwood Property Trust, Inc.	5,303

		38,632

	Real Estate Management & Development — 1.4%
236	Brookfield Asset Management, Inc., (Canada), Class A	7,860
100	Brookfield Properties Corp.	1,760
78	St. Joe Co. (The) (a)	1,700

		11,320

	Thrifts & Mortgage Finance — 0.7%
54	Capitol Federal Financial, Inc.	638
372	People’s United Financial, Inc.	5,208

		5,846

	Total Financials	256,973

	Health Care — 10.3%
	Health Care Equipment & Supplies — 1.5%
145	Becton, Dickinson & Co.	12,247

	Health Care Providers & Services — 3.8%
234	AmerisourceBergen Corp.	7,974
91	Humana, Inc. (a)	4,954
319	Lincare Holdings, Inc.	8,557
198	National Healthcare Corp.	9,144

		30,629

	Pharmaceuticals — 5.0%
229	Bristol-Myers Squibb Co.	6,067
214	Johnson & Johnson	13,224
407	Merck & Co., Inc.	14,679
399	Pfizer, Inc.	6,986

		40,956

	Total Health Care	83,832

SHARES	SECURITY DESCRIPTION	VALUE($)

	Industrials — 3.6%
	Aerospace & Defense — 0.5%
58	Alliant Techsystems, Inc. (a)	4,317

	Commercial Services & Supplies — 0.5%
137	Republic Services, Inc.	4,103

	Industrial Conglomerates — 1.2%
236	Carlisle Cos., Inc.	9,383

	Machinery — 1.0%
159	Illinois Tool Works, Inc.	8,469

	Trading Companies & Distributors — 0.4%
94	GATX Corp.	3,323

	Total Industrials	29,595

	Information Technology — 3.2%
	Communications Equipment — 0.5%
83	QUALCOMM, Inc.	4,098

	Electronic Equipment, Instruments & Components — 1.0%
220	Tyco Electronics Ltd., (Switzerland)	7,777

	Software — 1.7%
356	Microsoft Corp.	9,948
156	Synopsys, Inc. (a)	4,187

		14,135

	Total Information Technology	26,010

	Materials — 2.4%
	Chemicals — 1.0%
149	Albemarle Corp.	8,289

	Construction Materials — 0.5%
42	Martin Marietta Materials, Inc.	3,828

	Containers & Packaging — 0.9%
133	Rock-Tenn Co., Class A	7,170

	Total Materials	19,287

	Telecommunication Services — 3.8%
	Diversified Telecommunication Services — 2.6%
572	AT&T, Inc.	16,811
93	CenturyLink, Inc.	4,303

		21,114

	Wireless Telecommunication Services — 1.2%
196	Telephone & Data Systems, Inc.	6,182
143	Vodafone Group plc, (United Kingdom), ADR	3,767

		9,949

	Total Telecommunication Services	31,063

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	53

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Utilities — 7.0%
	Electric Utilities — 2.8%
162	American Electric Power Co., Inc.	5,836
158	NextEra Energy, Inc.	8,219
232	Southern Co.	8,885

		22,940

	Gas Utilities — 2.6%
140	Energen Corp.	6,776
260	Oneok, Inc.	14,405

		21,181

	Multi-Utilities — 1.6%
154	PG&E Corp.	7,348
110	Sempra Energy	5,768

		13,116

	Total Utilities	57,237

	Total Common Stocks (Cost $631,431)	767,119

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Company — 1.0%
506	Cohen & Steers Infrastructure Fund, Inc. (Cost $7,683)	8,299

Short-Term Investment — 5.7%
	Investment Company — 5.7%
46,536	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $46,536)	46,536

	Total Investments — 100.7% (Cost $685,650)	821,954
	Liabilities in Excess of Other Assets — (0.7)%	(5,802)

	NET ASSETS — 100.0%	$816,152

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

J.P. Morgan Mid Cap/Multi-Cap Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2010 (Unaudited)

ADR	— American Depository Receipt

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).

(j)	— All or a portion of these securities are segregated for short sales.
(l)	— The rate shown is the current yield as of December 31, 2010.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	55

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)

	Growth Advantage Fund	Mid Cap Core Fund		Mid Cap Equity Fund		Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$772,256	$3,112		$432,536		$1,609,305
Investments in affiliates, at value	74,838	27		49,596		73,227

Total investment securities, at value	847,094	3,139		482,132		1,682,532
Receivables:
Investment securities sold	1,652	—		1,179		7,567
Fund shares sold	8,655	—		2,545		2,382
Interest and dividends	402	2		351		549
Securities lending income	3	—		2		11
Due from Advisor	—	23		—		—
Prepaid expenses and other assets	2	74		1		3

Total Assets	857,808	3,238		486,210		1,693,044

LIABILITIES:
Payables:
Investment securities purchased	936	—		452		2,866
Collateral for securities lending program	57,248	—		31,684		46,631
Fund shares redeemed	386	—		328		2,002
Accrued liabilities:
Investment advisory fees	422	—		141		893
Administration fees	59	—		21		69
Shareholder servicing fees	131	1		—	(a)	172
Distribution fees	43	—	(a)	1		173
Custodian and accounting fees	18	2		16		37
Trustees’ and Chief Compliance Officer’s fees	—	—	(a)	—		—
Audit fees	25	4		25		33
Printing and mailing fees	55	3		16		209
Other	45	—		23		794

Total Liabilities	59,368	10		32,707		53,879

Net Assets	$798,440	$3,228		$453,503		$1,639,165

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Growth Advantage Fund	Mid Cap Core Fund		Mid Cap Equity Fund	Mid Cap Growth Fund
NET ASSETS:
Paid in capital	$675,231	$3,052		$382,963	$1,334,670
Accumulated undistributed (distributions in excess of) net investment income	(660)	—	(a)	673	(1,266)
Accumulated net realized gains (losses)	(86,728)	7		(48,356)	(162,900)
Net unrealized appreciation (depreciation)	210,597	169		118,223	468,661

Total Net Assets	$798,440	$3,228		$453,503	$1,639,165

NET ASSETS:
Class A	$151,726	$84		$2,014	$668,713
Class B	3,262	—		—	22,221
Class C	16,527	53		260	27,441
Class R2	—	53		—	83
Class R5	132,551	53		—	—
Select Class	494,374	2,985		451,229	920,707

Total	$798,440	$3,228		$453,503	$1,639,165

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	17,408	5		69	31,121
Class B	402	—		—	1,314
Class C	2,037	3		9	1,421
Class R2	—	3		—	4
Class R5	14,971	3		—	—
Select Class	56,063	188		15,457	40,044

Net Asset Value:
Class A — Redemption price per share	$8.72	$15.88		$29.14	$21.49
Class B — Offering price per share (b)	8.11	—		—	16.91
Class C — Offering price per share (b)	8.11	15.88		29.06	19.31
Class R2 — Offering and redemption price per share	—	15.88		—	22.83
Class R5 — Offering and redemption price per share	8.85	15.88		—	—
Select Class — Offering and redemption price per share	8.82	15.88		29.19	22.99
Class A maximum sales charge	5.25%	5.25%		5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$9.20	$16.76		$30.75	$22.68

Cost of investments in non-affiliates	$561,659	$2,943		$314,313	$1,140,644
Cost of investments in affiliates	74,838	27		49,596	73,227
Value of securities on loan	55,855	—		30,914	45,275

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	57

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$6,067,298	$534,499	$775,418
Investments in affiliates, at value	308,315	43,490	46,536

Total investment securities, at value	6,375,613	577,989	821,954
Cash	—	98	—
Deposits at broker for securities sold short	—	543,439	—
Receivables:
Investment securities sold	4,721	1,222	—
Fund shares sold	13,815	449	6,682
Interest and dividends	7,781	309	1,431
Securities lending income	44	—	—

Total Assets	6,401,974	1,123,506	830,067

LIABILITIES:
Payables:
Securities sold short, at value	—	541,710	—
Dividends for securities sold short	—	406	—
Investment securities purchased	2,154	—	12,124
Interest expense for securities sold short	—	7	—
Collateral for securities lending program	60,214	—	—
Fund shares redeemed	10,358	237	902
Accrued liabilities:
Investment advisory fees	3,110	517	424
Administration fees	89	35	12
Shareholder servicing fees	766	8	115
Distribution fees	713	43	123
Custodian and accounting fees	118	20	17
Trustees’ and Chief Compliance Officer’s fees	1	5	3
Other	1,412	104	195

Total Liabilities	78,935	543,092	13,915

Net Assets	$6,323,039	$580,414	$816,152

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
NET ASSETS:
Paid in capital	$5,541,800	$644,536	$756,324
Accumulated undistributed (distributions in excess of) net investment income	34,134	(4,875)	(1,029)
Accumulated net realized gains (losses)	(608,268)	(120,736)	(75,447)
Net unrealized appreciation (depreciation)	1,355,373	61,489	136,304

Total Net Assets	$6,323,039	$580,414	$816,152

Net Assets:
Class A	$2,000,247	$88,914	$212,939
Class B	103,330	5,680	—
Class C	360,224	30,174	128,297
Class R2	3,507	—	—
Institutional Class	2,528,410	—	257,665
Select Class	1,327,321	455,646	217,251

Total	$6,323,039	$580,414	$816,152

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	86,477	9,281	11,706
Class B	4,578	612	—
Class C	15,939	3,246	7,057
Class R2	154	—	—
Institutional Class	107,705	—	14,169
Select Class	56,961	47,119	11,930

Net Asset Value:
Class A — Redemption price per share	$23.13	$9.58	$18.19
Class B — Offering price per share (a)	22.57	9.28	—
Class C — Offering price per share (a)	22.60	9.30	18.18
Class R2 — Offering and redemption price per share	22.70	—	—
Institutional Class — Offering and redemption price per share	23.48	—	18.18
Select Class — Offering and redemption price per share	23.30	9.67	18.21
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$24.41	$10.11	$19.20

Cost of investments in non-affiliates	$4,711,925	$427,535	$639,114
Cost of investments in affiliates	308,315	43,490	46,536
Value of securities on loan	58,621	—	—
Proceeds from securities sold short	—	496,235	—

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	59

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2010 (Unaudited)

(Amounts in thousands)

	Growth Advantage Fund		Mid Cap Core Fund (b)		Mid Cap Equity Fund		Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$3,447		$4		$2,942		$6,432
Interest income from affiliates	—	(a)	—	(a)	—		—
Dividend income from affiliates	5		—	(a)	8		19
Income from securities lending (net)	143		—		49		239

Total investment income	3,595		4		2,999		6,690

EXPENSES:
Investment advisory fees	2,555		2		1,224		4,781
Administration fees	360		—	(a)	172		673
Distribution fees:
Class A	155		—	(a)	2		767
Class B	12		—		—		80
Class C	54		—	(a)	—	(a)	95
Class R2	—		—	(a)	—		—	(a)
Shareholder servicing fees:
Class A	155		—	(a)	2		767
Class B	4		—		—		27
Class C	18		—	(a)	—	(a)	32
Class R2	—		—	(a)	—		—	(a)
Class R5	26		—	(a)	—		—
Select Class	676		1		468		1,013
Custodian and accounting fees	29		2		16		46
Interest expense to affiliates	1		—		—		—
Professional fees	24		16		21		26
Trustees’ and Chief Compliance Officer’s fees	3		—	(a)	2		9
Printing and mailing costs	32		3		6		69
Registration and filing fees	38		3		65		137
Transfer agent fees	110		1		241		817
Other	28		—	(a)	7		17

Total expenses	4,280		28		2,226		9,356

Less amounts waived	(38)		(2)		(545)		(1,482)
Less earnings credits	—	(a)	—	(a)	—	(a)	—	(a)
Less expense reimbursements	—		(23)		—		—

Net expenses	4,242		3		1,681		7,874

Net investment income (loss)	(647)		1		1,318		(1,184)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	48,546		7		1,207		84,539
Change in net unrealized appreciation (depreciation) of investments in non-affiliates	148,947		169		86,952		316,166

Net realized/unrealized gains (losses)	197,493		176		88,159		400,705

Change in net assets resulting from operations	$196,846		$177		$89,477		$399,521

(a)	Amount rounds to less than $1,000.
(b)	Commencement of operations was November 30, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Mid Cap Value Fund		Multi-Cap Market Neutral Fund	Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—		$105	$—
Dividend income from non-affiliates	63,179		3,945	7,883
Interest income from affiliates	—		— (a)	—
Dividend income from affiliates	94		35	18
Income from securities lending (net)	219		—	—

Total investment income	63,492		4,085	7,901

EXPENSES:
Investment advisory fees	18,350		3,555	1,943
Administration fees	2,582		260	273
Distribution fees:
Class A	2,318		118	219
Class B	377		26	—
Class C	1,255		132	441
Class R2	6		—	—
Shareholder servicing fees:
Class A	2,318		118	219
Class B	126		9	—
Class C	419		44	147
Class R2	3		—	—
Institutional Class	1,079		—	98
Select Class	1,494		541	136
Custodian and accounting fees	169		27	25
Professional fees	57		27	29
Trustees’ and Chief Compliance Officer’s fees	31		— (a)	3
Printing and mailing costs	383		37	23
Registration and filing fees	141		30	34
Transfer agent fees	3,301		175	173
Other	111		7	9
Dividend expense on securities sold short	—		4,790	—
Interest expense on securities sold short	—		290	—

Total expenses	34,520		10,186	3,772

Less amounts waived	(5,358)		(1,263)	(392)
Less earnings credits	—	(a)	— (a)	—	(a)

Net expenses	29,162		8,923	3,380

Net investment income (loss)	34,330		(4,838)	4,521

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	46,452		40,628	15,348
Securities sold short	—		(29,993)	—

Net realized gain (loss)	46,452		10,635	15,348

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	1,099,738		90,930	94,772
Securities sold short	—		(104,042)	—

Change in net unrealized appreciation (depreciation)	1,099,738		(13,112)	94,772

Net realized/unrealized gains (losses)	1,146,190		(2,477)	110,120

Change in net assets resulting from operations	$1,180,520		$(7,315)	$114,641

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	61

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Growth Advantage Fund		Mid Cap Core Fund
	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010	Period Ended 12/31/2010 (a) (Unaudited)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(647)	$(1,459)	$1
Net realized gain (loss)	48,546	52,894	7
Change in net unrealized appreciation (depreciation)	148,947	38,819	169

Change in net assets resulting from operations	196,846	90,254	177

DISTRIBUTIONS TO SHAREHOLDERS:
Class R5
From net investment income	—	—	—	(b)
Select Class
From net investment income	—	—	(1)

Total distributions to shareholders	—	—	(1)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(197,531)	136,769	3,052

NET ASSETS:
Change in net assets	(685)	227,023	3,228
Beginning of period	799,125	572,102	—

End of period	$798,440	$799,125	$3,228

Accumulated undistributed (distributions in excess of) net investment income	$(660)	$(13)	$—	(b)

(a)	Commencement of operations was November 30, 2010.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Mid Cap Equity Fund		Mid Cap Growth Fund
	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,318	$1,933	$(1,184)	$(5,412)
Net realized gain (loss)	1,207	9,383	84,539	107,222
Change in net unrealized appreciation (depreciation)	86,952	26,548	316,166	131,041

Change in net assets resulting from operations	89,477	37,864	399,521	232,851

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1)	(1)	—	—
Class C
From net investment income	—	— (a)	—	—
Select Class
From net investment income	(454)	(1,929)	—	—

Total distributions to shareholders	(455)	(1,930)	—	—

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(100,456)	233,218	(50,598)	(149,860)

NET ASSETS:
Change in net assets	(11,434)	269,152	348,923	82,991
Beginning of period	464,937	195,785	1,290,242	1,207,251

End of period	$453,503	$464,937	$1,639,165	$1,290,242

Accumulated undistributed (distributions in excess of) net investment income	$673	$(190)	$(1,266)	$(82)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	63

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mid Cap Value Fund		Multi-Cap Market Neutral Fund
	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$34,330	$62,503	$(4,838)	$(9,582)
Net realized gain (loss)	46,452	23,325	10,635	43,479
Change in net unrealized appreciation (depreciation)	1,099,738	936,527	(13,112)	(63,292)

Change in net assets resulting from operations	1,180,520	1,022,355	(7,315)	(29,395)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(15,422)	—	—	—
Class B
From net investment income	(167)	—	—	—
Class C
From net investment income	(1,171)	—	—	—
Class R2
From net investment income	(36)	—	—	—
Institutional Class
From net investment income	(29,944)	(1,669)	—	—
Select Class
From net investment income	(13,423)	(279)	—	—

Total distributions to shareholders	(60,163)	(1,948)	—	—

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	113,952	(131,054)	12,182	(65,653)

NET ASSETS:
Change in net assets	1,234,309	889,353	4,867	(95,048)
Beginning of period	5,088,730	4,199,377	575,547	670,595

End of period	$6,323,039	$5,088,730	$580,414	$575,547

Accumulated undistributed (distributions in excess of) net investment income	$34,134	$59,967	$(4,875)	$(37)

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Value Advantage Fund
	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,521	$6,916
Net realized gain (loss)	15,348	(10,567)
Change in net unrealized appreciation (depreciation)	94,772	96,114

Change in net assets resulting from operations	114,641	92,463

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,878)	(1,905)
Class C
From net investment income	(513)	(889)
Institutional Class
From net investment income	(3,215)	(1,840)
Select Class
From net investment income	(2,578)	(995)

Total distributions to shareholders	(8,184)	(5,629)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	223,709	66,865

NET ASSETS:
Change in net assets	330,166	153,699
Beginning of period	485,986	332,287

End of period	$816,152	$485,986

Accumulated undistributed (distributions in excess of) net investment income	$(1,029)	$2,634

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	65

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Growth Advantage Fund		Mid Cap Core Fund
	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010	Period Ended 12/31/2010 (a) (Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$37,855	$55,364	$81
Dividends and distributions reinvested	—	—	—	(b)
Cost of shares redeemed	(19,043)	(36,207)	—

Change in net assets from Class A capital transactions	$18,812	$19,157	$81

Class B
Proceeds from shares issued	$67	$520	$—
Cost of shares redeemed	(677)	(1,277)	—

Change in net assets from Class B capital transactions	$(610)	$(757)	$—

Class C
Proceeds from shares issued	$2,451	$5,617	$50
Cost of shares redeemed	(2,306)	(3,392)	—

Change in net assets from Class C capital transactions	$145	$2,225	$50

Class R2
Proceeds from shares issued	$—	$—	$50

Change in net assets from Class R2 capital transactions	$—	$—	$50

Class R5
Proceeds from shares issued	$29,627	$27,290	$50
Dividends and distributions reinvested	—	—	—	(b)
Cost of shares redeemed	(209)	(3,562)	—

Change in net assets from Class R5 capital transactions	$29,418	$23,728	$50

Select Class
Proceeds from shares issued	$68,875	$324,548	$2,820
Dividends and distributions reinvested	—	—	1
Cost of shares redeemed	(314,171)	(232,132)	—

Change in net assets from Select Class capital transactions	$(245,296)	$92,416	$2,821

Total change in net assets from capital transactions	$(197,531)	$136,769	$3,052

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Growth Advantage Fund		Mid Cap Core Fund
	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010	Period Ended 12/31/2010 (a) (Unaudited)
SHARE TRANSACTIONS:
Class A
Issued	4,834	7,959	5
Reinvested	—	—	—	(b)
Redeemed	(2,483)	(5,122)	—

Change in Class A Shares	2,351	2,837	5

Class B
Issued	8	83	—
Redeemed	(93)	(196)	—

Change in Class B Shares	(85)	(113)	—

Class C
Issued	327	868	3
Redeemed	(320)	(524)	—

Change in Class C Shares	7	344	3

Class R2
Issued	—	—	3

Change in Class R2 Shares	—	—	3

Class R5
Issued	3,799	3,874	3
Reinvested	—	—	—	(b)
Redeemed	(27)	(480)	—

Change in Class R5 Shares	3,772	3,394	3

Select Class
Issued	8,616	46,815	188
Reinvested	—	—	—	(b)
Redeemed	(41,030)	(32,808)	—

Change in Select Class Shares	(32,414)	14,007	188

(a)	Commencement of operations was November 30, 2010.
(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	67

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mid Cap Equity Fund		Mid Cap Growth Fund
	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010
CAPITAL TRANSACTIONS:
Class A (b)
Proceeds from shares issued	$830	$1,597	$29,284	$103,096
Dividends and distributions reinvested	1	1	—	—
Cost of shares redeemed	(622)	(95)	(86,463)	(167,798)

Change in net assets from Class A capital transactions	$209	$1,503	$(57,179)	$(64,702)

Class B
Proceeds from shares issued	$—	$—	$439	$1,165
Cost of shares redeemed	—	—	(4,842)	(16,165)

Change in net assets from Class B capital transactions	$—	$—	$(4,403)	$(15,000)

Class C (b)
Proceeds from shares issued	$178	$66	$1,250	$2,193
Dividends and distributions reinvested	—	— (a)	—	—
Cost of shares redeemed	(13)	(3)	(4,007)	(9,337)

Change in net assets from Class C capital transactions	$165	$63	$(2,757)	$(7,144)

Class R2
Proceeds from shares issued	$—	$—	$—	$— (a)
Cost of shares redeemed	—	—	—	(32)

Change in net assets from Class R2 capital transactions	$—	$—	$—	$(32)

Select Class
Proceeds from shares issued	$101,165	$316,115	$122,168	$155,494
Dividends and distributions reinvested	101	305	—	—
Cost of shares redeemed	(202,096)	(84,768)	(108,427)	(218,476)

Change in net assets from Select Class capital transactions	$(100,830)	$231,652	$13,741	$(62,982)

Total change in net assets from capital transactions	$(100,456)	$233,218	$(50,598)	$(149,860)

SHARE TRANSACTIONS:
Class A (b)
Issued	32	65	1,545	6,323
Reinvested	— (a)	— (a)	—	—
Redeemed	(24)	(4)	(4,680)	(10,091)

Change in Class A Shares	8	61	(3,135)	(3,768)

Class B
Issued	—	—	28	93
Reinvested	—	—	—	—
Redeemed	—	—	(334)	(1,235)

Change in Class B Shares	—	—	(306)	(1,142)

Class C (b)
Issued	7	3	70	146
Reinvested	—	— (a)	—	— (a)
Redeemed	(1)	— (a)	(237)	(627)

Change in Class C Shares	6	3	(167)	(481)

Class R2
Issued	—	—	—	— (a)
Redeemed	—	—	—	(2)

Change in Class R2 Shares	—	—	—	(2)

Select Class
Issued	3,862	13,451	6,189	8,781
Reinvested	4	13	—	—
Redeemed	(8,589)	(3,604)	(5,412)	(12,859)

Change in Select Class Shares	(4,723)	9,860	777	(4,078)

(a)	Amount rounds to less than 1,000 (shares or dollars).
(b)	Commencement of offering of class of shares effective November 2, 2009 for Mid Cap Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Mid Cap Value Fund		Multi-Cap Market Neutral Fund
	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$148,873	$286,766	$15,738	$64,504
Dividends and distributions reinvested	14,615	—	—	—
Cost of shares redeemed	(239,025)	(562,984)	(20,163)	(33,398)

Change in net assets from Class A capital transactions	$(75,537)	$(276,218)	$(4,425)	$31,106

Class B
Proceeds from shares issued	$372	$1,155	$21	$84
Dividends and distributions reinvested	148	—	—	—
Cost of shares redeemed	(14,640)	(37,583)	(2,086)	(4,436)

Change in net assets from Class B capital transactions	$(14,120)	$(36,428)	$(2,065)	$(4,352)

Class C
Proceeds from shares issued	$14,967	$24,188	$762	$4,139
Dividends and distributions reinvested	873	—	—	—
Cost of shares redeemed	(32,741)	(83,767)	(9,650)	(23,169)

Change in net assets from Class C capital transactions	$(16,901)	$(59,579)	$(8,888)	$(19,030)

Class R2
Proceeds from shares issued	$1,772	$2,331	$—	$—
Dividends and distributions reinvested	28	—	—	—
Cost of shares redeemed	(178)	(1,209)	—	—

Change in net assets from Class R2 capital transactions	$1,622	$1,122	$—	$—

Institutional Class
Proceeds from shares issued	$391,977	$527,453	$—	$—
Dividends and distributions reinvested	22,919	1,318	—	—
Cost of shares redeemed	(224,573)	(435,724)	—	—
Redemptions in-kind (See Note 9)	—	47,173	—	—

Change in net assets from Institutional Class capital transactions	$190,323	$140,220	$—	$—

Select Class
Proceeds from shares issued	$187,301	$468,382	$78,196	$153,988
Dividends and distributions reinvested	9,285	167	—	—
Cost of shares redeemed	(168,021)	(368,720)	(50,636)	(227,365)

Change in net assets from Select Class capital transactions	$28,565	$99,829	$27,560	$(73,377)

Total change in net assets from capital transactions	$113,952	$(131,054)	$12,182	$(65,653)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	69

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mid Cap Value Fund		Multi-Cap Market Neutral Fund
	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010
SHARE TRANSACTIONS:
Class A
Issued	7,041	15,310	1,623	6,429
Reinvested	636	—	—	—
Redeemed	(11,416)	(30,094)	(2,080)	(3,339)

Change in Class A Shares	(3,739)	(14,784)	(457)	3,090

Class B
Issued	18	66	2	8
Reinvested	7	—	—	—
Redeemed	(722)	(2,050)	(221)	(453)

Change in Class B Shares	(697)	(1,984)	(219)	(445)

Class C
Issued	720	1,313	81	423
Reinvested	39	— (a)	—	—
Redeemed	(1,608)	(4,607)	(1,024)	(2,368)

Change in Class C Shares	(849)	(3,294)	(943)	(1,945)

Class R2
Issued	85	121	—	—
Reinvested	1	—	—	—
Redeemed	(9)	(64)	—	—

Change in Class R2 Shares	77	57	—	—

Institutional Class
Issued	17,786	27,515	—	—
Reinvested	984	69	—	—
Redeemed	(10,630)	(22,644)	—	—
Redemptions in-kind (See Note 9)	—	2,355	—	—

Change in Institutional Class Shares	8,140	7,295	—	—

Select Class
Issued	8,799	25,058	8,009	15,269
Reinvested	401	9	—	—
Redeemed	(7,893)	(19,421)	(5,182)	(22,446)

Change in Select Class Shares	1,307	5,646	2,827	(7,177)

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Value Advantage Fund
	Six Months Ended 12/31/2010 (Unaudited)	Year Ended 6/30/2010
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$59,561	$72,764
Dividends and distributions reinvested	1,727	1,731
Cost of shares redeemed	(29,400)	(67,947)

Change in net assets from Class A capital transactions	$31,888	$6,548

Class C
Proceeds from shares issued	$10,964	$17,785
Dividends and distributions reinvested	413	717
Cost of shares redeemed	(12,387)	(33,293)

Change in net assets from Class C capital transactions	$(1,010)	$(14,791)

Institutional Class
Proceeds from shares issued	$70,015	$76,158
Dividends and distributions reinvested	2,906	1,753
Cost of shares redeemed	(6,317)	(9,427)

Change in net assets from Institutional Class capital transactions	$66,604	$68,484

Select Class
Proceeds from shares issued	$136,689	$28,225
Dividends and distributions reinvested	1,855	411
Cost of shares redeemed	(12,317)	(22,012)

Change in net assets from Select Class capital transactions	$126,227	$6,624

Total change in net assets from capital transactions	$223,709	$66,865

SHARE TRANSACTIONS:
Class A
Issued	3,536	4,748
Reinvested	96	114
Redeemed	(1,786)	(4,392)

Change in Class A Shares	1,846	470

Class C
Issued	656	1,153
Reinvested	23	47
Redeemed	(750)	(2,236)

Change in Class C Shares	(71)	(1,036)

Institutional Class
Issued	4,102	4,877
Reinvested	162	115
Redeemed	(366)	(619)

Change in Institutional Class Shares	3,898	4,373

Select Class
Issued	7,896	1,827
Reinvested	103	27
Redeemed	(733)	(1,427)

Change in Select Class Shares	7,266	427

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	71

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value, end of period	Total return (excludes sales charge) (b)(c)
Growth Advantage Fund
Class A
Six Months Ended December 31, 2010 (Unaudited)	$6.76	$(0.01	)(e)	$1.97	$1.96	$8.72	28.99%
Year Ended June 30, 2010	5.88	(0.03	)(e)	0.91	0.88	6.76	14.97
Year Ended June 30, 2009	8.14	(0.03	)(e)	(2.23)	(2.26)	5.88	(27.76)
Year Ended June 30, 2008	8.18	(0.05	)(e)	0.01	(0.04)	8.14	(0.49)
Year Ended June 30, 2007	6.63	(0.05	)(e)	1.60	1.55	8.18	23.38
January 1, 2006 through June 30, 2006(g)	6.35	(0.01	)(e)	0.29	0.28	6.63	4.41
Year Ended December 31, 2005	5.74	(0.05	)(e)	0.66	0.61	6.35	10.63

Class B
Six Months Ended December 31, 2010 (Unaudited)	6.31	(0.03	)(e)	1.83	1.80	8.11	28.53
Year Ended June 30, 2010	5.51	(0.06	)(e)	0.86	0.80	6.31	14.52
Year Ended June 30, 2009	7.67	(0.06	)(e)	(2.10)	(2.16)	5.51	(28.16)
Year Ended June 30, 2008	7.76	(0.09	)(e)	— (h)	(0.09)	7.67	(1.16)
Year Ended June 30, 2007	6.33	(0.10	)(e)	1.53	1.43	7.76	22.59
January 1, 2006 through June 30, 2006 (g)	6.08	(0.03	)(e)	0.28	0.25	6.33	4.11
Year Ended December 31, 2005	5.54	(0.09	)(e)	0.63	0.54	6.08	9.75

Class C
Six Months Ended December 31, 2010 (Unaudited)	6.31	(0.03	)(e)	1.83	1.80	8.11	28.53
Year Ended June 30, 2010	5.52	(0.06	)(e)	0.85	0.79	6.31	14.31
Year Ended June 30, 2009	7.68	(0.06	)(e)	(2.10)	(2.16)	5.52	(28.13)
Year Ended June 30, 2008	7.76	(0.09	)(e)	0.01	(0.08)	7.68	(1.03)
Year Ended June 30, 2007	6.34	(0.11	)(e)	1.53	1.42	7.76	22.40
May 1, 2006 (i) through June 30, 2006 (g)	6.80	(0.04	)(e)	(0.42)	(0.46)	6.34	(6.76)

Class R5
Six Months Ended December 31, 2010 (Unaudited)	6.86	—	(e)(h)	1.99	1.99	8.85	29.01
Year Ended June 30, 2010	5.93	—	(e)(h)	0.93	0.93	6.86	15.68
January 8, 2009(i) through June 30, 2009	5.37	—	(e)(h)	0.56	0.56	5.93	10.43

Select Class
Six Months Ended December 31, 2010 (Unaudited)	6.83	(0.01	)(e)	2.00	1.99	8.82	29.14
Year Ended June 30, 2010	5.93	(0.01	)(e)	0.91	0.90	6.83	15.18
Year Ended June 30, 2009	8.18	(0.01	)(e)	(2.24)	(2.25)	5.93	(27.51)
Year Ended June 30, 2008	8.20	(0.03	)(e)	0.01	(0.02)	8.18	(0.24)
Year Ended June 30, 2007	6.64	(0.04	)(e)	1.60	1.56	8.20	23.49
May 1, 2006 (i) through June 30, 2006 (g)	7.11	(0.01	)(e)	(0.46)	(0.47)	6.64	(6.61)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Includes interest expense of 0.01%.
(g)	The Fund changed its fiscal year end from December 31 to June 30.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Ratios/Supplemental data
	Ratios to average net assets(a)
Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$151,726	1.26%		(0.32)%	1.31%	46%
101,814	1.31		(0.41)	1.31	102
71,841	1.35		(0.48)	1.42	119
70,546	1.34		(0.58)	1.47	118
49,782	1.36	(f)	(0.71)	1.66	159
71,538	1.35		(0.37)	1.90	81
54,737	1.35		(0.81)	1.75	140

3,262	1.76		(0.84)	1.80	46
3,070	1.81		(0.91)	1.81	102
3,304	1.87		(1.02)	1.92	119
4,340	1.91		(1.16)	1.94	118
1,501	2.06	(f)	(1.43)	2.17	159
1,230	2.05		(1.02)	2.40	81
1,359	2.05		(1.51)	2.24	140

16,527	1.76		(0.83)	1.80	46
12,811	1.81		(0.91)	1.81	102
9,300	1.87		(1.02)	1.91	119
14,499	1.88		(1.16)	1.89	118
251	2.07	(f)	(1.49)	2.18	159
14	2.05		(1.32)	2.37	81

132,551	0.85		0.10	0.86	46
76,767	0.86		0.05	0.86	102
46,312	0.90		(0.08)	1.06	119

494,374	1.05		(0.16)	1.06	46
604,663	1.06		(0.16)	1.06	102
441,345	1.10		(0.24)	1.17	119
399,777	1.09		(0.41)	1.12	118
10,985	1.11	(f)	(0.50)	1.45	159
14	1.10		(0.37)	1.61	81

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	73

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Total return (excludes sales charge) (b)(c)

Mid Cap Core Fund
Class A
November 30, 2010(e) through December 31, 2010 (Unaudited)	$15.00	$—	(f)	$0.88	$0.88	$— (g)	$15.88	5.90%

Class C
November 30, 2010(e) through December 31, 2010 (Unaudited)	15.00	—	(f)	0.88	0.88	—	15.88	5.87

Class R2
November 30, 2010(e) through December 31, 2010 (Unaudited)	15.00	—	(f)	0.88	0.88	—	15.88	5.87

Class R5
November 30, 2010(e) through December 31, 2010 (Unaudited)	15.00	0.01	(f)	0.88	0.89	(0.01)	15.88	5.92

Select Class
November 30, 2010(e) through December 31, 2010 (Unaudited)	15.00	0.01	(f)	0.88	0.89	(0.01)	15.88	5.91

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of operations.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Ratios/Supplemental data
	Ratios to average net assets (a)
Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)

$84	1.25%	0.16%	9.67	%(h)	3%

53	1.75	(0.32)	10.99	(h)	3%

53	1.50	(0.07)	10.74	(h)	3%

53	0.80	0.63	10.04	(h)	3%

2,985	1.00	0.43	10.23	(h)	3%

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	75

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions

Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2010 (Unaudited)	$22.95	$0.05	(h)	$6.16	$6.21	$(0.02)	$—	$(0.02)
November 2, 2009 (e) through June 30, 2010	21.55	0.05		1.41	1.46	(0.06)	—	(0.06)

Class C
Six Months Ended December 31, 2010 (Unaudited)	22.93	(0.02	)(h)	6.15	6.13	—	—	—
November 2, 2009 (e) through June 30, 2010	21.55	(0.03)		1.41	1.38	— (f)	—	— (f)

Select Class
Six Months Ended December 31, 2010 (Unaudited)	22.97	0.09	(h)	6.16	6.25	(0.03)	—	(0.03)
Year Ended June 30, 2010	18.97	0.12		4.00	4.12	(0.12)	—	(0.12)
Year Ended June 30, 2009	28.63	0.18		(8.37)	(8.19)	(0.17)	(1.30)	(1.47)
Year Ended June 30, 2008	37.93	0.11		(2.80)	(2.69)	(0.11)	(6.50)	(6.61)
Year Ended June 30, 2007	34.51	0.12		6.13	6.25	(0.10)	(2.73)	(2.83)
January 1, 2006 through June 30, 2006 (g)	32.87	0.14	(h)	1.64	1.78	(0.14)	—	(0.14)
Year Ended December 31, 2005	33.30	0.10	(h)	3.09	3.19	(0.09)	(3.53)	(3.62)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than $0.01.
(g)	The Fund changed its fiscal year end from December 31 to June 30.
(h)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$29.14	27.05%	$2,014	1.24%	0.35%	1.43%	39%
22.95	6.77	1,394	1.24	0.30	1.44	56

29.06	26.73	260	1.74	(0.14)	1.93	39
22.93	6.40	65	1.74	(0.23)	1.92	56

29.19	27.24	451,229	0.89	0.70	1.18	39
22.97	21.72	463,478	0.89	0.55	1.17	56
18.97	(28.02)	195,785	0.90	0.94	1.20	107
28.63	(8.19)	189,589	0.91	0.32	1.12	79
37.93	18.97	284,546	0.90	0.35	1.09	82
34.51	5.42	298,104	0.90	0.85	1.08	41
32.87	9.61	268,582	0.90	0.29	1.08	99

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	77

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net realized gain
Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2010 (Unaudited)	$16.35	$(0.03	)(e)	$5.17		$5.14	$—
Year Ended June 30, 2010	13.68	(0.09	)(e)	2.76		2.67	—
Year Ended June 30, 2009	20.46	(0.07	)(e)	(6.33	)f)	(6.40)	(0.38)
Year Ended June 30, 2008	24.89	(0.17	)(e)	(0.45)		(0.62)	(3.81)
Year Ended June 30, 2007	24.85	(0.18	)(e)	4.41		4.23	(4.19)
Year Ended June 30, 2006	23.99	(0.10)		2.97		2.87	(2.01)

Class B
Six Months Ended December 31, 2010 (Unaudited)	12.90	(0.06	)(e)	4.07		4.01	—
Year Ended June 30, 2010	10.85	(0.14	)(e)	2.19		2.05	—
Year Ended June 30, 2009	16.45	(0.13	)(e)	(5.09	)(f)	(5.22)	(0.38)
Year Ended June 30, 2008	20.88	(0.26	)(e)	(0.36)		(0.62)	(3.81)
Year Ended June 30, 2007	21.59	(0.28	)(e)	3.76		3.48	(4.19)
Year Ended June 30, 2006	21.21	(0.70)		3.09		2.39	(2.01)

Class C
Six Months Ended December 31, 2010 (Unaudited)	14.73	(0.07	)(e)	4.65		4.58	—
Year Ended June 30, 2010	12.39	(0.16	)(e)	2.50		2.34	—
Year Ended June 30, 2009	18.70	(0.15	)(e)	(5.78	)(f)	(5.93)	(0.38)
Year Ended June 30, 2008	23.21	(0.29	)(e)	(0.41)		(0.70)	(3.81)
Year Ended June 30, 2007	23.57	(0.31	)(e)	4.14		3.83	(4.19)
Year Ended June 30, 2006	22.98	(0.43)		3.03		2.60	(2.01)

Class R2
Six Months Ended December 31, 2010 (Unaudited)	17.38	(0.05	)(e)	5.50		5.45	—
Year Ended June 30, 2010	14.56	(0.12	)(e)	2.94		2.82	—
June 19, 2009 (h) through June 30, 2009	14.56	—	(e)(i)	—	(i)	— (i)	—

Select Class
Six Months Ended December 31, 2010 (Unaudited)	17.47	—	(e)(i)	5.52		5.52	—
Year Ended June 30, 2010	14.57	(0.04	)(e)	2.94		2.90	—
Year Ended June 30, 2009	21.68	(0.03	)(e)	(6.70	)(f)	(6.73)	(0.38)
Year Ended June 30, 2008	26.10	(0.12	)(e)	(0.49)		(0.61)	(3.81)
Year Ended June 30, 2007	25.81	(0.12	)(e)	4.60		4.48	(4.19)
Year Ended June 30, 2006	24.78	0.10		2.94		3.04	(2.01)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return and the net realized and unrealized gains (losses) on investments per share and the total return.
(g)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.
(h)	Commencement of offering of class of shares.
(i)	Amount rounds to less than $0.01.
(j)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$21.49	31.44%		$668,713	1.22%	(0.32)%		1.39%	39%
16.35	19.52		560,054	1.24	(0.53)		1.42	82
13.68	(30.97	)(f)	520,201	1.24	(0.48)		1.56	96
20.46	(3.22	)(g)	384,225	1.24	(0.75)		1.39	95
24.89	18.65		480,084	1.24	(0.73)		1.36	119
24.85	12.20		451,565	1.24	(0.42)		1.41	112

16.91	31.09		22,221	1.75	(0.85)		1.89	39
12.90	18.89		20,893	1.77	(1.07)		1.92	82
10.85	(31.35	)(f)	29,963	1.88	(1.14)		2.03	96
16.45	(3.90	)(g)	69,186	1.88	(1.38)		1.89	95
20.88	17.93		123,779	1.86	(1.35)		1.86	119
21.59	11.51		155,268	1.89	(1.07)		1.91	112

19.31	31.09		27,441	1.75	(0.85)		1.89	39
14.73	18.89		23,389	1.77	(1.06)		1.92	82
12.39	(31.38	)(f)	25,624	1.88	(1.13)		2.04	96
18.70	(3.85	)(g)	27,785	1.88	(1.38)		1.89	95
23.21	17.90		38,805	1.86	(1.35)		1.86	119
23.57	11.53		42,448	1.89	(1.07)		1.91	112

22.83	31.36		83	1.38	(0.47)		1.64	39
17.38	19.37		63	1.40	(0.69)		1.67	82
14.56	0.00		83	1.22	(0.31)		1.94	96

22.99	31.60		920,707	0.91	(0.00	)(j)	1.14	39
17.47	19.90		685,843	0.93	(0.22)		1.17	82
14.57	(30.74	)(f)	631,380	0.98	(0.23)		1.30	96
21.68	(3.02	)(g)	539,292	0.99	(0.49)		1.13	95
26.10	18.95		740,208	0.99	(0.48)		1.11	119
25.81	12.51		769,574	0.99	(0.19)		1.16	112

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	79

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mid Cap Value Fund
Class A
Six Months Ended December 31, 2010 (Unaudited)	$18.91	$0.11	(e)	$4.29	$4.40	$(0.18)	$—	$(0.18)
Year Ended June 30, 2010	15.24	0.19	(e)	3.48	3.67	—	—	—
Year Ended June 30, 2009	21.91	0.28	(e)	(5.92)	(5.64)	(0.34)	(0.69)	(1.03)
Year Ended June 30, 2008	27.71	0.16		(3.78)	(3.62)	(0.12)	(2.06)	(2.18)
Year Ended June 30, 2007	24.73	0.17		4.21	4.38	(0.25)	(1.15)	(1.40)
January 1, 2006 through June 30, 2006(f)	23.28	0.14		1.31	1.45	—	—	—
Year Ended December 31, 2005	22.05	0.12	(e)	1.84	1.96	(0.12)	(0.61)	(0.73)

Class B
Six Months Ended December 31, 2010 (Unaudited)	18.38	0.05	(e)	4.18	4.23	(0.04)	—	(0.04)
Year Ended June 30, 2010	14.89	0.10	(e)	3.39	3.49	—	—	—
Year Ended June 30, 2009	21.39	0.20	(e)	(5.79)	(5.59)	(0.22)	(0.69)	(0.91)
Year Ended June 30, 2008	27.11	0.03		(3.69)	(3.66)	—	(2.06)	(2.06)
Year Ended June 30, 2007	24.21	0.05		4.12	4.17	(0.12)	(1.15)	(1.27)
January 1, 2006 through June 30, 2006(f)	22.86	0.08		1.27	1.35	—	—	—
Year Ended December 31, 2005	21.66	—	(e)(g)	1.81	1.81	—	(0.61)	(0.61)

Class C
Six Months Ended December 31, 2010 (Unaudited)	18.44	0.05	(e)	4.18	4.23	(0.07)	—	(0.07)
Year Ended June 30, 2010	14.94	0.10	(e)	3.40	3.50	—	—	—
Year Ended June 30, 2009	21.45	0.20	(e)	(5.80)	(5.60)	(0.22)	(0.69)	(0.91)
Year Ended June 30, 2008	27.17	0.04		(3.70)	(3.66)	—	(2.06)	(2.06)
Year Ended June 30, 2007	24.26	0.05		4.13	4.18	(0.12)	(1.15)	(1.27)
January 1, 2006 through June 30, 2006 (f)	22.90	0.08		1.28	1.36	—	—	—
Year Ended December 31, 2005	21.70	—	(e)(g)	1.81	1.81	— (g)	(0.61)	(0.61)

Class R2
Six Months Ended December 31, 2010 (Unaudited)	18.63	0.08	(e)	4.23	4.31	(0.24)	—	(0.24)
Year Ended June 30, 2010	15.06	0.15	(e)	3.42	3.57	—	—	—
November 3, 2008 (h) through June 30, 2009	16.34	0.20	(e)	(0.30)	(0.10)	(0.49)	(0.69)	(1.18)

Institutional Class
Six Months Ended December 31, 2010 (Unaudited)	19.22	0.16	(e)	4.38	4.54	(0.28)	—	(0.28)
Year Ended June 30, 2010	15.43	0.29	(e)	3.52	3.81	(0.02)	—	(0.02)
Year Ended June 30, 2009	22.31	0.38	(e)	(6.06)	(5.68)	(0.51)	(0.69)	(1.20)
Year Ended June 30, 2008	28.17	0.31		(3.85)	(3.54)	(0.26)	(2.06)	(2.32)
Year Ended June 30, 2007	25.10	0.30		4.29	4.59	(0.37)	(1.15)	(1.52)
January 1, 2006 through June 30, 2006 (f)	23.58	0.20		1.32	1.52	—	—	—
Year Ended December 31, 2005	22.30	0.24	(e)	1.86	2.10	(0.21)	(0.61)	(0.82)

Select Class
Six Months Ended December 31, 2010 (Unaudited)	19.07	0.14	(e)	4.33	4.47	(0.24)	—	(0.24)
Year Ended June 30, 2010	15.34	0.24	(e)	3.49	3.73	— (g)	—	— (g)
Year Ended June 30, 2009	22.14	0.34	(e)	(6.01)	(5.67)	(0.44)	(0.69)	(1.13)
Year Ended June 30, 2008	27.96	0.27		(3.85)	(3.58)	(0.18)	(2.06)	(2.24)
Year Ended June 30, 2007	24.93	0.27		4.22	4.49	(0.31)	(1.15)	(1.46)
January 1, 2006 through June 30, 2006 (f)	23.44	0.17		1.32	1.49	—	—	—
Year Ended December 31, 2005	22.18	0.18	(e)	1.85	2.03	(0.16)	(0.61)	(0.77)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	The Fund changed its fiscal year end from December 31 to June 30.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$23.13	23.27%	$2,000,247	1.23%	1.01%	1.39%	19%
18.91	24.08	1,705,572	1.23	1.04	1.40	34
15.24	(25.49)	1,600,044	1.25	1.71	1.42	47
21.91	(13.70)	2,661,377	1.25	0.66	1.42	31
27.71	18.21	3,822,632	1.25	0.71	1.35	45
24.73	6.23	3,001,515	1.25	1.15	1.39	20
23.28	8.87	2,822,767	1.25	0.54	1.39	45

22.57	23.00	103,330	1.74	0.50	1.89	19
18.38	23.44	96,966	1.74	0.53	1.90	34
14.89	(25.89)	108,114	1.75	1.21	1.92	47
21.39	(14.14)	163,091	1.75	0.15	1.92	31
27.11	17.65	237,745	1.75	0.20	1.85	45
24.21	5.91	229,998	1.75	0.64	1.89	20
22.86	8.36	233,396	1.77	(0.01)	1.89	45

22.60	22.96	360,224	1.74	0.50	1.89	19
18.44	23.43	309,513	1.74	0.53	1.90	34
14.94	(25.88)	299,956	1.75	1.20	1.92	47
21.45	(14.11)	523,722	1.75	0.14	1.92	31
27.17	17.64	818,261	1.75	0.20	1.85	45
24.26	5.94	790,689	1.75	0.64	1.89	20
22.90	8.34	822,366	1.76	0.01	1.89	45

22.70	23.14	3,507	1.49	0.75	1.64	19
18.63	23.71	1,441	1.49	0.77	1.65	34
15.06	(0.24)	294	1.50	2.12	1.69	47

23.48	23.65	2,528,410	0.74	1.50	0.99	19
19.22	24.68	1,913,930	0.74	1.52	1.00	34
15.43	(25.15)	1,424,004	0.75	2.26	1.02	47
22.31	(13.25)	1,777,057	0.75	1.16	1.02	31
28.17	18.82	2,566,230	0.75	1.21	0.95	45
25.10	6.45	2,009,351	0.75	1.65	0.99	20
23.58	9.42	1,915,393	0.75	1.02	0.98	45

23.30	23.45	1,327,321	0.98	1.27	1.14	19
19.07	24.35	1,061,308	0.98	1.29	1.15	34
15.34	(25.31)	766,965	1.00	2.09	1.18	47
22.14	(13.46)	721,777	1.00	0.90	1.16	31
27.96	18.49	1,183,839	1.00	0.95	1.10	45
24.93	6.36	1,255,960	1.00	1.40	1.14	20
23.44	9.16	1,222,881	1.00	0.80	1.13	45

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	81

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions	Redemption fees
Multi-Cap Market Neutral Fund
Class A
Six Months Ended December 31, 2010 (Unaudited)	$9.71	$(0.09	)(f)	$(0.04)	$(0.13)	$—	$—	$—	$—	$—
Year Ended June 30, 2010	10.21	(0.17	)(f)	(0.33)	(0.50)	—	—	—	—	—
Year Ended June 30, 2009	10.23	(0.08	)(f)	0.06	(0.02)	—	—	—	—	—
Year Ended June 30, 2008	11.24	0.28	(f)	(0.74)	(0.46)	(0.54)	—	(0.01)	(0.55)	—
Year Ended June 30, 2007	10.98	0.37		0.20	0.57	(0.31)	—	—	(0.31)	—
Year Ended June 30, 2006	10.93	0.26		0.28	0.54	(0.17)	(0.32)	—	(0.49)	—	(g)

Class B
Six Months Ended December 31, 2010 (Unaudited)	9.44	(0.13	)(f)	(0.03)	(0.16)	—	—	—	—	—
Year Ended June 30, 2010	10.01	(0.23	)(f)	(0.34)	(0.57)	—	—	—	—	—
Year Ended June 30, 2009	10.10	(0.15	)(f)	0.06	(0.09)	—	—	—	—	—
Year Ended June 30, 2008	11.07	0.17	(f)	(0.70)	(0.53)	(0.43)	—	(0.01)	(0.44)	—
Year Ended June 30, 2007	10.80	0.29		0.20	0.49	(0.22)	—	—	(0.22)	—
Year Ended June 30, 2006	10.76	0.17		0.28	0.45	(0.09)	(0.32)	—	(0.41)	—	(g)

Class C
Six Months Ended December 31, 2010 (Unaudited)	9.46	(0.12	)(f)	(0.04)	(0.16)	—	—	—	—	—
Year Ended June 30, 2010	10.02	(0.23	)(f)	(0.33)	(0.56)	—	—	—	—	—
Year Ended June 30, 2009	10.12	(0.15	)(f)	0.05	(0.10)	—	—	—	—	—
Year Ended June 30, 2008	11.07	0.19	(f)	(0.71)	(0.52)	(0.42)	—	(0.01)	(0.43)	—
Year Ended June 30, 2007	10.80	0.29		0.20	0.49	(0.22)	—	—	(0.22)	—
Year Ended June 30, 2006	10.77	0.17		0.27	0.44	(0.09)	(0.32)	—	(0.41)	—	(g)

Select Class
Six Months Ended December 31, 2010 (Unaudited)	9.79	(0.08	)(f)	(0.04)	(0.12)	—	—	—	—	—
Year Ended June 30, 2010	10.27	(0.14	)(f)	(0.34)	(0.48)	—	—	—	—	—
Year Ended June 30, 2009	10.27	(0.05	)(f)	0.05	— (g)	—	—	—	—	—
Year Ended June 30, 2008	11.31	0.30	(f)	(0.73)	(0.43)	(0.60)	—	(0.01)	(0.61)	—
Year Ended June 30, 2007	11.04	0.36		0.25	0.61	(0.34)	—	—	(0.34)	—
Year Ended June 30, 2006	10.99	0.24		0.32	0.56	(0.19)	(0.32)	—	(0.51)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	The Fund commenced on June 30, 2009 presenting portfolio turnover in two ways, one including short sales and the other excluding short sales. For periods prior to June 30, 2009, the Fund’s portfolio turnover calculation excluded short sales.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Ratios/Supplemental data
	Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (including dividend and interest expense for securities sold short)(d)	Net expenses (excluding dividend and interest expense for securities sold short)(d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short)	Expenses without waivers, reimbursements and earnings credits (excluding dividend and interest expense for securities sold short)	Portfolio turnover rate (excluding short sales) (b)(e)	Portfolio turnover rate (including short sales) (b)(e)

$9.58	(1.34)%	$88,914	3.27%	1.49%	(1.83)%	3.73%	1.95%	78%	177%
9.71	(4.90)	94,549	2.94	1.49	(1.65)	3.39	1.94	146	348
10.21	(0.20)	67,884	2.84	1.50	(0.79)	3.29	1.95	175	350
10.23	(4.00)	77,838	2.52	1.51	2.62	2.94	1.93	116	—
11.24	5.27	204,059	2.69	1.50	3.32	3.10	1.91	96	—
10.98	5.14	190,855	2.60	1.50	2.38	3.02	1.92	121	—

9.28	(1.69)	5,680	4.06	2.24	(2.65)	4.27	2.45	78	177%
9.44	(5.69)	7,849	3.69	2.24	(2.39)	3.89	2.44	146	348
10.01	(0.89)	12,766	3.59	2.25	(1.55)	3.79	2.45	175	350
10.10	(4.77)	16,402	3.28	2.26	1.66	3.45	2.43	116	—
11.07	4.56	24,974	3.44	2.25	2.60	3.60	2.41	96	—
10.80	4.33	28,129	3.35	2.25	1.63	3.52	2.42	121	—

9.30	(1.69)	30,174	4.04	2.24	(2.63)	4.26	2.45	78	177%
9.46	(5.59)	39,610	3.70	2.24	(2.39)	3.89	2.44	146	348
10.02	(0.99)	61,467	3.59	2.25	(1.54)	3.79	2.45	175	350
10.12	(4.71)	90,603	3.28	2.26	1.79	3.45	2.43	116	—
11.07	4.56	187,546	3.44	2.25	2.60	3.60	2.41	96	—
10.80	4.25	200,403	3.35	2.25	1.61	3.52	2.42	121	—

9.67	(1.23)	455,646	3.02	1.24	(1.58)	3.48	1.70	78	177%
9.79	(4.67)	433,539	2.70	1.24	(1.39)	3.15	1.69	146	348
10.27	0.00	528,478	2.59	1.25	(0.45)	3.04	1.70	175	350
10.27	(3.73)	933,631	2.27	1.25	2.79	2.69	1.67	116	—
11.31	5.59	1,852,145	2.44	1.25	3.55	2.85	1.66	96	—
11.04	5.36	1,457,434	2.35	1.25	2.71	2.77	1.67	121	—

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	83

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions

Value Advantage Fund
Class A
Six Months Ended December 31, 2010 (Unaudited)	$15.22	$0.12	(e)	$3.02	$3.14	$(0.17)	$—	$(0.17)
Year Ended June 30, 2010	12.01	0.23	(e)	3.17	3.40	(0.19)	—	(0.19)
Year Ended June 30, 2009	16.38	0.30	(e)	(4.40)	(4.10)	(0.20)	(0.07)	(0.27)
Year Ended June 30, 2008	20.45	0.35		(3.19)	(2.84)	(0.24)	(0.99)	(1.23)
Year Ended June 30, 2007	17.17	0.26	(e)	3.42	3.68	(0.12)	(0.28)	(0.40)
January 1, 2006 through June 30, 2006(f)	15.88	0.10	(e)	1.19	1.29	—	—	—
February 28, 2005 (g) through December 31, 2005	15.00	0.13	(e)	0.99	1.12	(0.06)	(0.18)	(0.24)

Class C
Six Months Ended December 31, 2010 (Unaudited)	15.17	0.07	(e)	3.01	3.08	(0.07)	—	(0.07)
Year Ended June 30, 2010	11.97	0.15	(e)	3.17	3.32	(0.12)	—	(0.12)
Year Ended June 30, 2009	16.25	0.23	(e)	(4.34)	(4.11)	(0.10)	(0.07)	(0.17)
Year Ended June 30, 2008	20.31	0.26		(3.18)	(2.92)	(0.15)	(0.99)	(1.14)
Year Ended June 30, 2007	17.10	0.17	(e)	3.38	3.55	(0.06)	(0.28)	(0.34)
January 1, 2006 through June 30, 2006(f)	15.85	0.05	(e)	1.20	1.25	—	—	—
February 28, 2005 (g) through December 31, 2005	15.00	0.06	(e)	1.00	1.06	(0.03)	(0.18)	(0.21)

Institutional Class
Six Months Ended December 31, 2010 (Unaudited)	15.24	0.16	(e)	3.02	3.18	(0.24)	—	(0.24)
Year Ended June 30, 2010	12.01	0.31	(e)	3.18	3.49	(0.26)	—	(0.26)
Year Ended June 30, 2009	16.40	0.37	(e)	(4.42)	(4.05)	(0.27)	(0.07)	(0.34)
Year Ended June 30, 2008	20.47	0.44		(3.19)	(2.75)	(0.33)	(0.99)	(1.32)
Year Ended June 30, 2007	17.16	0.39	(e)	3.38	3.77	(0.18)	(0.28)	(0.46)
January 1, 2006 through June 30, 2006(f)	15.83	0.25	(e)	1.08	1.33	—	—	—
February 28, 2005 (g) through December 31, 2005	15.00	0.11	(e)	0.99	1.10	(0.09)	(0.18)	(0.27)

Select Class
Six Months Ended December 31, 2010 (Unaudited)	15.27	0.14	(e)	3.02	3.16	(0.22)	—	(0.22)
Year Ended June 30, 2010	12.04	0.27	(e)	3.19	3.46	(0.23)	—	(0.23)
Year Ended June 30, 2009	16.44	0.34	(e)	(4.42)	(4.08)	(0.25)	(0.07)	(0.32)
Year Ended June 30, 2008	20.52	0.37		(3.17)	(2.80)	(0.29)	(0.99)	(1.28)
Year Ended June 30, 2007	17.22	0.31	(e)	3.43	3.74	(0.16)	(0.28)	(0.44)
January 1, 2006 through June 30, 2006(f)	15.91	0.12	(e)	1.19	1.31	—	—	—
February 28, 2005 (g) through December 31, 2005	15.00	0.15	(e)	1.01	1.16	(0.07)	(0.18)	(0.25)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	The Fund changed its fiscal year end from December 31 to June 30.
(g)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$18.19	20.61%	$212,939	1.24%	1.39%	1.34%	15%
15.22	28.35	150,081	1.24	1.52	1.38	45
12.01	(24.82)	112,739	1.25	2.45	1.50	70
16.38	(14.42)	152,696	1.25	1.87	1.43	103
20.45	21.58	201,151	1.25	1.36	1.41	77
17.17	8.12	77,691	1.25	1.16	1.67	55
15.88	7.46	45,163	1.25	1.02	1.82	90

18.18	20.33	128,297	1.74	0.89	1.84	15
15.17	27.72	108,165	1.74	1.01	1.88	45
11.97	(25.19)	97,723	1.75	1.86	1.99	70
16.25	(14.86)	182,093	1.75	1.36	1.93	103
20.31	20.93	247,794	1.75	0.87	1.91	77
17.10	7.89	83,777	1.75	0.64	2.17	55
15.85	7.03	55,875	1.75	0.47	2.39	90

18.18	20.88	257,665	0.74	1.90	0.94	15
15.24	29.03	156,531	0.74	2.04	0.98	45
12.01	(24.41)	70,825	0.75	3.11	1.15	70
16.40	(13.97)	19,872	0.75	2.37	1.03	103
20.47	22.16	24,710	0.75	1.97	1.00	77
17.16	8.40	773	0.75	3.03	1.25	55
15.83	7.32	20	0.75	0.87	3.01	90

18.21	20.71	217,251	0.99	1.68	1.09	15
15.27	28.70	71,209	0.99	1.77	1.13	45
12.04	(24.62)	51,000	1.00	2.75	1.25	70
16.44	(14.19)	49,262	1.00	2.18	1.18	103
20.52	21.89	36,884	1.00	1.62	1.16	77
17.22	8.23	5,275	1.00	1.42	1.42	55
15.91	7.71	3,107	1.00	1.14	1.87	90

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	85

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2010 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trusts dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), an open-end management investment company, was organized as a Massachusetts business trust on September 23, 1997.

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”), an open-end management investment company, was organized as a Maryland corporation on August 19, 1997.

The following are 7 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Growth Advantage Fund	Class A, Class B, Class C, Class R5 and Select Class	JPMM FIT	Diversified
Mid Cap Core Fund	Class A, Class C, Class R2, Class R5 and Select Class	JPM I	Diversified
Mid Cap Equity Fund	Class A, Class C, and Select Class	JPM I	Diversified
Mid Cap Growth Fund	Class A, Class B, Class C, Class R2, and Select Class	JPM II	Diversified
Mid Cap Value Fund	Class A, Class B, Class C, Class R2, Institutional Class and Select Class	JPMFMFG	Diversified
Multi-Cap Market Neutral Fund	Class A, Class B, Class C, and Select Class	JPM II	Diversified
Value Advantage Fund	Class A, Class C, Institutional Class and Select Class	JPM I	Diversified

Class A and Class C Shares commenced operations on November 2, 2009 for the Mid Cap Equity Fund.

The Mid Cap Core Fund commenced operations on November 30, 2010.

Effective November 1, 2009, Class B Shares of the Growth Advantage Fund, Mid Cap Growth Fund, Mid Cap Value Fund and Multi-Cap Market Neutral Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B shares until they automatically convert to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Class R2, Class R5, Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. Trading in securities on most foreign exchanges and

86	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Growth Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$847,094	$—	$—	$847,094

Mid Cap Core Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$3,139	$—	$—	$3,139

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$482,132	$—	$—	$482,132

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,682,532	$—	$—	$1,682,532

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$6,375,613	$—	$—	$6,375,613

Multi-Cap Market Neutral Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$577,989	$—	$—	$577,989

Liabilities in Securities Sold Short #	$541,710	$—	$—	$541,710

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	87

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

Value Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities ##	$815,428	$6,526	$—	$821,954

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.
##	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of an ADR. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended December 31, 2010.

B. Short Sales — The Multi-Cap Market Neutral Fund engages in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund must purchase the same securities at the current market price and deliver them to the broker.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as an asset on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the SOI. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security) and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. The net income or fee amount is included as interest income or interest expense on securities sold short, respectively, in the Statements of Operations.

The Fund is obligated to pay the broker dividends declared on short positions when a position is open on record date. Dividends on short positions are recorded on the Statements of Operations as dividend expense on ex-dividend date.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations. Short sale transactions may result in unlimited losses as the short position loses value and the securities’ price increases. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Fund will record a realized loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the security declines between those dates.

As of December 31, 2010, the Fund had outstanding short sales as listed on its SOI.

C. Securities Lending — Each Fund (except Mid Cap Core Fund, Multi-Cap Market Neutral Fund and Value Advantage Fund) may lend securities to brokers approved by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) in order to generate additional income. Goldman Sachs Bank USA (“GS Bank”) serves as lending agent for the Growth Advantage Fund and Mid Cap Equity Fund. JPMorgan Chase Bank, N.A. (“JPMCB”) serves as lending agent for Mid Cap Growth Fund and Mid Cap Value Fund. Securities loaned are collateralized by cash, which is invested in Capital Shares of the JPMorgan Prime Money Market Fund. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time.

Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Income from securities lending (net) on the Statements of Operations. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

For the period ended December 31, 2010, the Funds earned the following amounts from the investment of cash collateral, prior to rebates or fees, from an investment in an affiliated fund as described below (amounts in thousands).

Growth Advantage Fund	$99
Mid Cap Equity Fund	40
Mid Cap Growth Fund	45
Mid Cap Value Fund	66

Under the securities lending agreement with GS Bank, at the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. securities plus accrued interest. The securities lending agreement with GS Bank requires that the loaned securities be marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 102% of the value of loaned securities. Under the securities lending agreement with JPMCB, at the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. dollar-denominated securities, plus accrued interest, and 105% of the value of

88	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

loaned non-dollar-denominated securities, plus accrued interest. The securities lending agreement with JPMCB requires that the loaned securities be marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 102% and 105% of the value of loaned U.S. dollar denominated and non-dollar denominated securities, respectively, subject to certain de minimis guidelines.

The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of Collateral Investments are disclosed in the SOI. At December 31, 2010, the value of outstanding securities on loan and the value of Collateral Investments were as follows (amount in thousands):

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Total Value of Collateral Investments
Growth Advantage Fund	$55,855	$57,248	$57,248
Mid Cap Equity Fund	30,914	31,684	31,684
Mid Cap Growth Fund	45,275	46,631	46,631
Mid Cap Value Fund	58,621	60,214	60,214

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments decline below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted, if the Advisor does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, GS Bank and JPMCB each have agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM waived fees associated with the Funds’ investment in JPMorgan Prime Money Market Fund as follows (amounts in thousands).

Growth Advantage Fund	$51
Mid Cap Equity Fund	21
Mid Cap Growth Fund	24
Mid Cap Value Fund	36

These amounts offset the administration fees and shareholder servicing fees incurred by JPMorgan Prime Money Market Fund related to the Funds’ investment in such fund. A portion of the waiver is voluntary.

Under the Securities Lending Agreement, JPMCB is entitled to a fee paid monthly in arrears equal to: (i) 0.03% of the average dollar value of the loans of U.S. dollar-denominated securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-dollar-denominated securities outstanding during a given month.

The Funds incurred lending agent fees to JPMCB as follows for the period ended December 31, 2010 (amounts in thousands):

Lending Agent Fees Incurred
Mid Cap Growth Fund	$8
Mid Cap Value Fund	12

D. Offering and Organization Costs — Offering costs (Registration and filing fees) paid in connection with the offering of shares of the Mid Cap Core Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund were recorded as an expense at the time they commenced operations and are included as part of Professional fees on the Statements of Operations.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income and expense on securities sold short less foreign taxes withheld, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	89

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

F. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

H. Dividends and Distributions to Shareholders — Dividends from net investment income are generally declared and paid annually, except for the Mid Cap Equity, Mid Cap Growth and Multi-Cap Market Neutral Funds, which are declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, JPMIM acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIM supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Growth Advantage Fund	0.65%
Mid Cap Core Fund	0.65
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Multi-Cap Market Neutral Fund	1.25
Value Advantage Fund	0.65

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended December 31, 2010, the annualized effective rate was 0.09% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“the Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2
Growth Advantage Fund	0.25%	0.75%	0.75%	n/a
Mid Cap Core Fund	0.25	n/a	0.75	0.50%
Mid Cap Equity Fund	0.25	n/a	0.75	n/a
Mid Cap Growth Fund	0.25	0.75	0.75	0.50
Mid Cap Value Fund	0.25	0.75	0.75	0.50
Multi-Cap Market Neutral Fund	0.25	0.75	0.75	n/a
Value Advantage Fund	0.25	n/a	0.75	n/a

90	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the period ended December 31, 2010, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Growth Advantage Fund	$7	$7
Mid Cap Equity Fund	1	—	(a)
Mid Cap Growth Fund	5	8
Mid Cap Value Fund	29	28
Multi-Cap Market Neutral Fund	1	5
Value Advantage Fund	13	3

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into Shareholder Servicing Agreements with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Institutional Class	Select Class
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.05%	n/a	0.25%
Mid Cap Core Fund	0.25	n/a	0.25	0.25%	0.05	n/a	0.25
Mid Cap Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Mid Cap Growth Fund	0.25	0.25	0.25	0.25	n/a	n/a	0.25
Mid Cap Value Fund	0.25	0.25	0.25	0.25	n/a	0.10%	0.25
Multi-Cap Market Neutral Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Value Advantage Fund	0.25	n/a	0.25	n/a	n/a	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Institutional Class	Select Class
Growth Advantage Fund	1.25%	1.75%	1.75%	n/a	0.90%	n/a	1.10%
Mid Cap Core Fund	1.25	n/a	1.75	1.50%	0.80	n/a	1.00
Mid Cap Equity Fund	1.25	n/a	1.75	n/a	n/a	n/a	0.90
Mid Cap Growth Fund	1.24	1.77	1.77	1.40	n/a	n/a	0.93
Mid Cap Value Fund	1.24	1.75	1.75	1.50	n/a	0.75%	0.99
Multi-Cap Market Neutral Fund	1.75	2.50	2.50	n/a	n/a	n/a	1.50
Value Advantage Fund	1.25	n/a	1.75	n/a	n/a	0.75	1.00

The contractual expense limitation agreements were in effect for the period ended December 31, 2010. The contractual expense limitation percentages in the table above are in place until at least October 31, 2011. In addition, the Funds’ service providers have voluntarily waived fees during the period ended December 31, 2010. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	91

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

Prior to September 1, 2010, the contractual expense limitations for Class A, Class B and Class C Shares of the Growth Advantage Fund were 1.35%, 2.05% and 2.05% respectively.

Prior to November 1, 2010, the contractual expense limitation for Select Class Shares of the Mid Cap Equity Fund was 1.00%.

For the period ended December 31, 2010, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Reimbursements
Growth Advantage Fund	$—	$—	$30	$30	$—
Mid Cap Core Fund	2	—	—	2	23
Mid Cap Equity Fund	—	43	402	445	—
Mid Cap Growth Fund	—	310	1,153	1,463	—
Mid Cap Value Fund	1,456	2,530	1,232	5,218	—
Multi-Cap Market Neutral Fund	—	—	522	522	—
Value Advantage Fund	8	262	98	368	—

	Voluntary Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Mid Cap Equity Fund	$—	$34	$54	$88
Multi-Cap Market Neutral Fund	466	99	136	701

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisors, Administrator and the Distributor as shareholder servicing agent waive an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in the money market funds for the period ended December 31, 2010 were as follows (excluding the waiver disclosed in Note 2.C. regarding cash collateral for securities lending invested in the JPMorgan Prime Money Market Fund) (amounts in thousands):

Growth Advantage Fund	$8
Mid Cap Equity Fund	12
Mid Cap Growth Fund	19
Mid Cap Value Fund	140
Multi-Cap Market Neutral Fund	40
Value Advantage Fund	24

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the period ended December 31, 2010, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with Advisors.

The Funds may use related party broker/dealers. For the period ended December 31, 2010, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisors.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

92	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

4. Investment Transactions

During the period ended December 31, 2010, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Growth Advantage Fund	$351,202	$575,343	$—	$—
Mid Cap Core Fund	3,021	85	—	—
Mid Cap Equity Fund	148,300	243,559	—	—
Mid Cap Growth Fund	550,644	608,196	—	—
Mid Cap Value Fund	999,541	1,082,854	—	—
Multi-Cap Market Neutral Fund	404,258	488,399	433,049	514,130
Value Advantage Fund	278,756	83,655	—	—

During the period ended December 31, 2010, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2010, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$636,497	$212,164	$1,567	$210,597
Mid Cap Core Fund	2,970	176	7	169
Mid Cap Equity Fund	363,909	119,396	1,173	118,223
Mid Cap Growth Fund	1,213,871	479,594	10,933	468,661
Mid Cap Value Fund	5,020,240	1,424,957	69,584	1,355,373
Multi-Cap Market Neutral Fund	471,025	110,966	4,002	106,964
Value Advantage Fund	685,650	137,073	769	136,304

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at December 31, 2010. Average borrowings from the Facility for the period ended December 31, 2010, were as follows (amounts in thousands):

	Average Borrowings	Number of Days Used	Interest Paid
Growth Advantage Fund	$13,659	3	$—	(a)

(a)	Amount rounds to less than $1,000.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	93

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2010 (Unaudited) (continued)

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for Growth Advantage Fund and Mid Cap Equity Fund. Additionally, the Advisor owns a significant portion of the outstanding shares of Mid Cap Core Fund.

In addition, the JPMorgan SmartRetirement Funds and J.P. Morgan Investor Funds, which are affiliated funds of funds, own, in the aggregate more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Fund
Growth Advantage Fund	N/A	15.9%
Multi-Cap Market Neutral Fund	72.3%	N/A
Value Advantage Fund	N/A	15.4

Significant shareholder transactions, if any, may impact the Funds’ performance.

As of December 31, 2010, the Multi-Cap Market Neutral Fund pledged substantially all of its assets for securities sold short to Credit Suisse Group, who also held 100% of the Multi-Cap Market Neutral Fund’s cash proceeds for securities sold short.

8. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”) subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC (the “SEC Order”) and the New York Attorney General (“NYAG settlement”) in resolution of investigations into market timing of certain One Group mutual funds advised by BOIA. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to such Funds. Under the terms of the SEC Order and the NYAG settlement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the NYAG settment, BOIA reduced its management fee for certain funds in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland. The plaintiffs filed consolidated amended complaints, naming as defendants, BOIA, Bank One Corporation and JPMorgan, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates were also dismissed. On October 25, 2010, the court approved a settlement resolving all remaining claims in the litigation in Maryland.

The Funds will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

As noted above, the NYAG settlement required BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement required that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates were referred to as “Reduced Rates.” The Reduced Rates were implemented on September 27, 2004 and remained in place through September 27, 2009. Thus, the Reduced Rates are no longer in effect.

9. Transfers-In-Kind

Pursuant to procedures approved by the Board of Trustees, on May 24, 2010, certain shareholders of the Mid Cap Value Fund redeemed Institutional Class Shares and the Fund paid the redemption proceeds primarily by means of a redemption in-kind of the Fund’s portfolio securities.

	Value (000’s)	Realized Gains/(Losses) (000’s)	Type
Institutional Class	$47,174	$(7,817)	Redemption-In-Kind

94	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2010, and continued to hold your shares at the end of the reporting period, December 31, 2010.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, July 1, 2010	Ending Account Value, December 31, 2010	Expenses Paid During July 1, 2010 to December 31, 2010	Annualized Expense Ratio
Growth Advantage Fund
Class A
Actual*	$1,000.00	$1,289.90	$7.27	1.26%
Hypothetical*	1,000.00	1,018.85	6.41	1.26
Class B
Actual*	1,000.00	1,285.30	10.14	1.76
Hypothetical*	1,000.00	1,016.33	8.94	1.76
Class C
Actual*	1,000.00	1,285.30	10.14	1.76
Hypothetical*	1,000.00	1,016.33	8.94	1.76
Class R5
Actual*	1,000.00	1,290.10	4.91	0.85
Hypothetical*	1,000.00	1,020.92	4.33	0.85
Select Class
Actual*	1,000.00	1,291.40	6.06	1.05
Hypothetical*	1,000.00	1,019.91	5.35	1.05

Mid Cap Core Fund
Class A
Actual**	1,000.00	1,059.00	1.13	1.25
Hypothetical*	1,000.00	1,003.18	1.06	1.25
Class C
Actual**	1,000.00	1,058.70	1.58	1.75
Hypothetical*	1,000.00	1,002.76	1.49	1.75
Class R2
Actual**	1,000.00	1,058.70	1.35	1.50
Hypothetical*	1,000.00	1,002.97	1.28	1.50

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	95

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000

	Beginning Account Value, July 1, 2010	Ending Account Value, December 31, 2010	Expenses Paid During July 1, 2010 to December 31, 2010	Annualized Expense Ratio
Mid Cap Core Fund (continued)
Class R5
Actual**	$1,000.00	$1,059.20	$0.72	0.80%
Hypothetical*	1,000.00	1,003.57	0.68	0.80
Select Class
Actual**	1,000.00	1,059.10	0.90	1.00
Hypothetical*	1,000.00	1,003.40	0.85	1.00

Mid Cap Equity Fund
Class A
Actual*	1,000.00	1,270.50	7.10	1.24
Hypothetical*	1,000.00	1,018.95	6.31	1.24
Class C
Actual*	1,000.00	1,267.30	9.94	1.74
Hypothetical*	1,000.00	1,016.43	8.84	1.74
Select Class
Actual*	1,000.00	1,272.40	5.10	0.89
Hypothetical*	1,000.00	1,020.72	4.53	0.89

Mid Cap Growth Fund
Class A
Actual*	1,000.00	1,314.40	7.12	1.22
Hypothetical*	1,000.00	1,019.06	6.21	1.22
Class B
Actual*	1,000.00	1,310.90	10.19	1.75
Hypothetical*	1,000.00	1,016.38	8.89	1.75
Class C
Actual*	1,000.00	1,310.90	10.19	1.75
Hypothetical*	1,000.00	1,016.38	8.89	1.75
Class R2
Actual*	1,000.00	1,313.60	8.05	1.38
Hypothetical*	1,000.00	1,018.25	7.02	1.38
Select Class
Actual*	1,000.00	1,316.00	5.31	0.91
Hypothetical*	1,000.00	1,020.62	4.63	0.91

Mid Cap Value Fund
Class A
Actual*	1,000.00	1,232.70	6.92	1.23
Hypothetical*	1,000.00	1,019.00	6.26	1.23
Class B
Actual*	1,000.00	1,230.00	9.78	1.74
Hypothetical*	1,000.00	1,016.43	8.84	1.74
Class C
Actual*	1,000.00	1,229.60	9.78	1.74
Hypothetical*	1,000.00	1,016.43	8.84	1.74
Class R2
Actual*	1,000.00	1,231.40	8.38	1.49
Hypothetical*	1,000.00	1,017.69	7.58	1.49
Institutional Class
Actual*	1,000.00	1,236.50	4.17	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Select Class
Actual*	1,000.00	1,234.50	5.52	0.98
Hypothetical*	1,000.00	1,020.27	4.99	0.98

96	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

	Beginning Account Value, July 1, 2010	Ending Account Value, December 31, 2010	Expenses Paid During July 1, 2010 to December 31, 2010	Annualized Expense Ratio
Multi-Cap Market Neutral Fund
Class A
Actual*	$1,000.00	$986.60	$16.37	3.27%
Hypothetical*	1,000.00	1,008.72	16.56	3.27
Class B
Actual*	1,000.00	983.10	20.29	4.06
Hypothetical*	1,000.00	1,004.74	20.52	4.06
Class C
Actual*	1,000.00	983.10	20.19	4.04
Hypothetical*	1,000.00	1,004.84	20.42	4.04
Select Class
Actual*	1,000.00	987.70	15.13	3.02
Hypothetical*	1,000.00	1,009.98	15.30	3.02

Value Advantage Fund
Class A
Actual*	1,000.00	1,206.10	6.90	1.24
Hypothetical*	1,000.00	1,018.95	6.31	1.24
Class C
Actual*	1,000.00	1,203.30	9.66	1.74
Hypothetical*	1,000.00	1,016.43	8.84	1.74
Institutional Class
Actual*	1,000.00	1,208.80	4.12	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Select Class
Actual*	1,000.00	1,207.10	5.51	0.99
Hypothetical*	1,000.00	1,020.21	5.04	0.99

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period).
**	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 32/365 to reflect the actual period). The Mid Cap Core Fund commenced operations on November 30, 2010.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	97

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

JPMorgan Growth Advantage Fund, JPMorgan Mid Cap Equity Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Mid Cap Value Fund, JPMorgan Multi-Cap Market Neutral Fund, JPMorgan Value Advantage Fund

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet as needed for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2010, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 18, 2010.

JPMorgan Investment Advisors Inc. (“JPMIA”) served as the investment adviser to certain Funds until January 1, 2010, when its investment advisory business was transferred to the Advisor, who became the investment adviser for the Funds. The appointment of the Advisor did not change the Funds’ portfolio management team or investment strategies, the investment advisory fees charged to the Funds or the terms of the Funds’ investment advisory agreements (other than the name of the investment adviser).

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor (including applicable information relating to JPMIA prior to January 1, 2010), on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of each of the Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’

expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees also have engaged an independent consultant to provide additional analyses of the performance of Funds with greater than two years of performance history in connection with the review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed

98	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

information relating to enhancements to the Advisor’s risk governance model in light of recent market turbulence and reports showing that the Advisor has consistently complied with the investment policies and restrictions of each of the Funds. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board also considered the Advisor’s use of third-party soft dollar arrangements with respect to securities transactions in U.S equity securities.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA (“JPMCB”) for custody and fund accounting, securities lending, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund, Mid Cap Value Fund and Multi-Cap Market Neutral Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Growth Advantage Fund, Mid Cap Equity Fund, and Value Advantage Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	99

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s performance were in the third, second and first quintiles for Class A shares for the one-, three-, and five-year periods ended December 31, 2009, respectively and that the performance for the Select Class shares were in the third and second quintiles for the one- and three-year periods ended December 31, 2009, respectively. The Trustees also noted that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Mid Cap Equity Fund’s performance was in the third, third and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2009, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Mid Cap Growth Fund’s performance was in the third, second and second quintiles for Class A shares and in the second quintile for the Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2009, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Mid Cap Value Fund’s performance was in the fifth, third and third quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2009, respectively, and that the independent consultant indicated that the overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable. However, they requested that the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the equity subcommittee at each of their regular meetings over the course of the next year.

The Trustees noted that the Multi-Cap Market Neutral Fund’s performance was in the third, fourth and third quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2009, respectively, and that the independent consultant indicated that the overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Value Advantage Fund’s performance was in the first quintile for both Class A and Select Class shares for the one- and three-year periods ended December 31, 2009, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons

100	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s net advisory fee for Class A and Select Class shares was in the third and fourth quintiles, respectively, and that the actual total expenses for Class A and Select shares were in the third quintile of their Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Mid Cap Equity Fund’s net advisory fee and actual total expenses for the Select Class shares was in the second quintile of its respective Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Mid Cap Growth Fund’s net advisory fee for Class A and Select Class shares was in the second quintile and that the actual total expenses for both Class A and Select Class shares were in the first and second quintiles, respectively, of their respective Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Mid Cap Value Fund’s net advisory fee for Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select shares were in the second and third quintiles, respectively, of their respective Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Multi-Cap Market Neutral Fund’s net advisory fee for Class A and Select Class shares was in the third and fourth quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the second quintile of their respective Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Value Advantage Fund’s net advisory fee for Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select Class shares were in the third quintile of their respective Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

JPMorgan Mid Cap Core Fund

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet as needed for the specific purpose of considering approvals of initial advisory agreement for new funds. At their November 2010 in person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the Mid Cap Core Fund (the “Fund”).

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Advisor and received oral presentations from Advisor personnel. Prior to voting, the Trustees reviewed the proposed approval of the New Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in an executive session with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Advisor from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with this approval item, as well as other relevant information furnished throughout the year. The Trustees considered the background and experience of the Advisor’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team.

DECEMBER 31, 2010	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	101

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Mid Cap Core Fund by the Advisor.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Board considered that the Advisor will use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, will earn fees from the Fund for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA (“JPMCB”) for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. With regard to the New Advisory Agreement, the Trustees found that, with the adoption of a voluntary fee waiver and contractual cap on total expenses, shareholders would benefit from expected economies of scale.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class by class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

102	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2010

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2010 All rights reserved. December 2010.

SAN-MC-1210

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the
report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.
Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
March 9, 2011

By:	/s/
Joy C. Dowd
Treasurer and Principal Financial Officer
March 9, 2011